As filed with the Securities and Exchange Commission on April 23, 2003

Registration No. 333-86231/811-9115

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.      ☐

POST-EFFECTIVE AMENDMENT NO. 6 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

Amendment No. 2 ☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT VUL-A

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(800) 327-7754

Thomas E. Pierpan

Vice President, Assistant Secretary and Division General Counsel

Transamerica Life Insurance Company

570 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering: May 1, 2003

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on May 1, 2003 , pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) , pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR LEGACY BUILDER PLUS

PROSPECTUS

May 1, 2003

Transamerica Life Insurance Company is offering Legacy Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

•	the Separate Account VUL-A (formerly the Legacy Builder Variable Life Separate Account) (the “variable account”), which invests in the portfolios listed on this page; or

•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the Policies and the portfolios:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goals

•	are subject to risks, including loss of the amount invested.

The Policy generally will be a “modified endowment contract” for federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. Prior to your age 59 1/2, all these distributions generally are subject to a 10% penalty tax.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another policy you own to make premium payments under this Policy.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Legacy Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Separate Account VUL-A

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 525-6205

The available portfolios are:

■	AEGON/Transamerica Series Fund, Inc.—Initial Class

Janus Growth

Transamerica Equity

Van Kampen Emerging Growth

■	AIM Variable Insurance Funds—Series I Shares

AIM V.I. Capital Appreciation Fund

AIM V.I. Government Securities Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

■	Dreyfus Stock Index Fund—Initial Class

■	Dreyfus Variable Investment Fund

Dreyfus VIF—Money Market Portfolio

■	Dreyfus Variable Investment Fund—Initial Class

Dreyfus VIF—Small Company Stock Portfolio

■	MFS® Variable Insurance TrustSM

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

■	Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund V/A

Oppenheimer Main Street Fund/VA (formerly, Oppenheimer Main Street Growth & Income Fund/VA)

Oppenheimer Strategic Bond Fund/VA

■	Variable Insurance Products Funds (VIP)—Service Class 2

Fidelity—VIP Balanced Portfolio

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP Growth & Income Portfolio

Fidelity—VIP High Income Portfolio

Fidelity—VIP Investment Grade Bond Portfolio

Fidelity—VIP Mid Cap Portfolio

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Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•	The Legacy Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).

•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first six (6) Policy years.

•	Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.

•	Variable Account. You may allocate the money in your Policy to any of the subaccounts of the variable account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Flexible Premiums

•	You can select a premium payment plan but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.

•	Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period and amount of the refund varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).

•	Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually.

•	Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary prior to the insured’s age 75 (both adjusted for partial surrenders). At the insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders.

•	We will reduce the death benefit proceeds by any outstanding loan, any accrued loan interest, and any monthly deductions due.

•	Under current tax laws, the death benefit generally should be U.S. income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

•	The owner may exercise the Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit Rider accelerates payment of a portion of the Death Benefit under the Policy that may be payable monthly to the Owner as reimbursement of actual charges incurred by the Insured for long-term care. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business use of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

•	You may also exercise the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor.

No Lapse Guarantee

•

If you have no outstanding loans, then we guarantee that your Policy will never lapse. If you have an outstanding loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any

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surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. In addition, if a Policy loan is outstanding, then your Policy will enter a 61-day grace period whenever the Cash Surrender Value on any Monthly Date is insufficient to cover the monthly deductions then due. If either occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit.

•	Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

→	Cash Value is greater than 200% of the total premiums paid; and

→	Cash Value exceeds $50,000.

Transfers

•	Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts and the fixed account. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the Fixed Account may be restricted.

•	Transfers from the Fixed Account each Policy year may not exceed the greater of:

→	25% of the amount in the Fixed Account; or

→	$1,000.

•	We may charge $10 for the 13th and each additional transfer during a Policy year.

•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.

•	We currently charge interest on your Fixed Account Policy Loan at an annual rate of 4.5% (maximum rate of 6%). The rate of interest charged on the Variable Interest Policy Loan is adjusted each calendar quarter, subject to certain limits. See Variable Interest Policy Loan. Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.

•	You may take a Fixed Account Policy Loan (secured by the Cash Value held in the Loan Reserve of the Fixed Account), or a Variable Interest Policy Loan (secured by the Cash Value in the Fixed Account, the Variable Account or both ) as set forth by the provisions of your Policy.

•	Because the Policy is intended to be purchased with a single premium, it will likely be considered a Modified Endowment Contract (“MEC”). As a result, federal income taxes and a penalty tax may apply to loans you take against the Policy. If the Policy is not a MEC, Policy loans will not be taxable when taken but could have adverse tax consequences on the surrender or lapse of the Policy. See Federal Tax Considerations.

•	The “no-lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:

→	you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.

•	During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.

•	A partial surrender automatically causes a pro-rata reduction in the death benefit.

•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.

•	Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount including any accrued interest).

•	Federal income taxes may apply to partial surrenders and full surrenders. If the Policy is a MEC, a penalty tax may also apply. See Federal Tax Considerations.

Policy Risks

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses currently are assessed at less than their guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Investment Risks

If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. In

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addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value unless you pay additional premium. If you select the fixed account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, or if on a Monthly Date the Cash Surrender Value is insufficient to cover the entire monthly deduction then due, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits unless you pay additional premiums. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

If you have an outstanding Policy loan and make a partial surrender, you will increase the risk of lapse. Before you take a Policy loan or make a withdrawal, you should carefully consider the effect your actions will have on the no lapse guarantee.

Tax Risks

We anticipate that the Policy should be deemed a life insurance contract under federal tax law and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, there is some uncertainty in this regard. The Policy generally will be treated as a MEC under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy that was not a MEC). If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, if the Policy is a MEC, a 10% penalty tax may be imposed on the taxable portion of surrenders, partial surrenders, and loans taken before you reach age 59½. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loans, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no-lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance and possibly adverse tax consequences. If the Policy is a MEC, a loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Premium Charge: Premium Expense Charge(1)	Upon payment of each premium	0-3.5% of each premium payment	0-3.5% of each premium payment

Partial Surrender Charge(2)	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain	First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid.	First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid.

Surrender Charge	Upon full surrender of the Policy during the 6 years after a premium payment	7% of all premiums paid during the 6 years before surrender	7% of all premiums paid during the 6 years before surrender

Transfer Charge(3)	Upon transfer	$10 for each transfer in excess of 12 per Policy year	None

(1)	Premium expense charge equal to the premium tax rate, if any, imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to a maximum of 3.50% of each premium payment.
(2)	Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.
(3)	We guarantee that the first 12 transfers in a Policy year are free. We currently do not charge for transfers in excess of 12 per Policy year but we reserve the right to charge $10 for each transfer after 12 per Policy year.

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The table below describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date

Monthly Administrative Charge(4)		$2.50	$2.50

Monthly Asset Based Charge	During the first 10 Policy years, monthly on the Policy Date and on each Monthly Date	0.55% of assets (annually) in variable account	0.55% (annually) of assets in variable account

Cost of Insurance(5) (Without Extra Ratings(6))	Monthly on the Policy Date and on each Monthly Date

• Minimum Charge(7)		$0.10 per $1,000 of net amount at risk per month(9)	$0.08 per $1,000 of net amount at risk per month(9)

• Maximum Charge(8)		$15.13 per $1,000 of net amount at risk per month(9)	$15.13 per $1,000 of net amount at risk per month(9)

• Charge for a (male insured, issue age 70, Approved Preferred non-tobacco class, Policy Year 3)		$3.75 per $1,000 of net amount at risk per month(9)	$2.10 per $1,000 of net amount at risk per month(9)

Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested

Loan Interest Spread for Fixed Account Policy Loan(10)	At the end of each calendar quarter, or earlier if applicable(11)	3.00%	1.50%

(4)	This charge is not assessed if the Cash Value at the beginning of a Policy year is greater than $50,000.
(5)	Cost of insurance rates vary based on the Insured’s age, gender and risk class. Your cost of insurance rates generally will increase each year with the age of the Insured. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.
(6)	We may place an Insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the Insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to $83.33 monthly per $1,000 of net amount at risk.
(7)	This minimum charge is based on an Insured with the following characteristics: Female, Issue Age 30, Approved Preferred Non-Tobacco class, Policy Year 1.
(8)	This maximum charge is based on an Insured with the following characteristics: Male, Issue Age 70, Approved Rated II, Tobacco class, Policy Year 1.
(9)	The net amount at risk equals the death benefit on the Monthly Date, divided by 1.00247, minus the Cash Value on the Monthly Date, calculated before the monthly deduction is taken.
(10)	The Loan Interest Spread for a Fixed Account Policy Loan is the difference between the amount of interest we charge you for a Fixed Account Policy Loan (currently, an effective annual rate of 4.50% guaranteed not to exceed 6.00% and the amount of interest we credit to the amount in your loan reserve account (currently, an effective rate of 3.0% guaranteed to be at least an effective annual rate of 3.0%).
(11)	While a Policy loan is outstanding, loan interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death.

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Periodic Charges Other Than Portfolio Operating Expenses

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Loan Interest Spread for Variable Interest Policy Loan(12)	At the end of each calendar quarter, or earlier, if applicable	Variable interest rate tied, in part, to a bond index	Variable interest rate tied, in part, to a bond index

Optional Rider Charges

Accelerated Death Benefit Rider	Upon payment of premium	3% of premium paid	3% of premium paid

Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor(13)	Discount Factor(13)

(12)	The interest rate for a Variable Interest Policy Loan is reset quarterly based on a formula that is tied, in part, to a bond index. There is no fixed maximum rate of interest. We do not credit interest on collateral for a Variable Interest Policy Loan that is held in the Variable Account.
(13)	We reduce the single sum benefit by a discount factor to compensate for lost income due to the early payment of the death benefit.

Range of Expenses for the Portfolios(1)

The next table shows the minimum and maximum total operating expenses charged by the portfolios during the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.27%	0.98%

Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)(2)	0.27%	0.98%

(1)	The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.
(2)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 27 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Variable Account

Transamerica established the variable account as a separate investment account under Iowa law on November 20, 1998. Effective May 1, 2003, the variable account’s name was changed from Legacy Builder Variable Life Separate Account to the Separate Account VUL-A. Transamerica owns the assets in the variable account and may use assets in the variable account to support other variable life insurance policies we issue. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the federal securities laws.

The variable account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

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Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The variable account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies. If the variable account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Variable Account. The variable account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;

2.	Combine separate accounts, including the variable account;

3.	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;

4.	Make new portfolios available under the variable account or remove existing portfolios;

5.	Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the variable account’s purposes;

6.	Deregister the variable account under the Investment Company Act of 1940 if such registration is no longer required;

7.	Operate the variable account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law;

8.	Make other structural and operational changes affecting the Variable Account; and

9.	Make any changes required by the Investment Company Act of 1940 or any other law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts.

The Fixed Account

The basic fixed account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the fixed account’s assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. You bear the risk that we will credit only 3% interest.

The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the premium.

There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The variable account invests in shares of certain portfolios of the Funds. Each of the Funds is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

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Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally have no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the funds’ prospectuses carefully.

Portfolio	Adviser and Investment Objective
Janus Growth	Janus Capital Corporation Seeks growth of capital.

Transamerica Equity	Transamerica Investment Management, LLC Seeks to maximize long-term growth.

Van Kampen Emerging Growth	Van Kampen Asset Management Inc. Seeks capital appreciation by investing primarily in common stocks of small and medium-sized companies.

AIM V.I. Capital Appreciation Fund—Series I Shares	A I M Advisors, Inc. Seeks growth of capital.

AIM V.I. Core Equity Fund—Series I Shares	A I M Advisors, Inc. Seeks growth of capital with a secondary objective of current income.

AIM V.I. Government Securities Fund—Series I Shares	A I M Advisors, Inc. Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal.

AIM V.I. Premier Equity Fund—Series I Shares	A I M Advisors, Inc. Seeks to achieve long-term growth of capital. Income is a secondary objective.

Dreyfus Stock Index Fund	The Dreyfus Corporation and Mellon Equity Associates Seeks to match the performance of the S&P 500®.

Dreyfus VIF—Money Market Portfolio	The Dreyfus Corporation Seeks current income, safety of principal and liquidity of investing in high quality money market instruments.

Dreyfus VIF—Small Company Stock Portfolio—Initial Class	The Dreyfus Corporation Seeks investment returns that exceed total return performance of the Russell 2500™ Stock Index by investing in stocks of small companies.

MFS Emerging Growth Series	Massachusetts Financial Services Company Seeks to provide long-term growth of capital.

MFS Research Series

Massachusetts Financial Services Company

Seeks long-term growth of capital and future income by investing in equity securities of companies believed to possess better-than-average prospects for long-term growth.

MFS Total Return Series	Massachusetts Financial Services Company Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with prudent employment of capital.

MFS Utilities Series	Massachusetts Financial Services Company Seeks capital growth and current income.

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Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Funds, Inc. Seeks capital appreciation by investing in securities of well-known established companies.

Oppenheimer Global Securities Fund/VA

Oppenheimer Funds, Inc.

Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Fund/VA	Oppenheimer Funds, Inc. Seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Strategic Bond Fund/VA	Oppenheimer Funds, Inc. Seeks a high level of current income principally derived from interest or debt securities.

Fidelity—VIP Balanced Portfolio—Service Class 2	Fidelity Management & Research Company Seeks income and capital growth consistent with reasonable risk.

Fidelity—VIP Contrafund® Portfolio—Service Class 2	Fidelity Management & Research Company Seeks long-term capital appreciation.

Fidelity—VIP Equity-Income Portfolio—Service Class 2	Fidelity Management & Research Company Seeks reasonable income.

Fidelity—VIP Growth Portfolio—Service Class 2	Fidelity Management & Research Company Seeks to achieve capital appreciation.

Fidelity—VIP Growth & Income Portfolio—Service Class 2	Fidelity Management & Research Company Seeks high total return through a combination of current income and capital appreciation.

Fidelity—VIP High Income Portfolio—Service Class 2	Fidelity Management & Research Company Seeks a high level of current income, while also considering growth of capital.

Fidelity—VIP Investment Grade Bond Portfolio—Service Class 2	Fidelity Management & Research Company Seeks as high a level of current income as is consistent with the preservation of capital.

Fidelity—VIP Mid Cap Portfolio—Service Class 2	Fidelity Management & Research Company Seeks long-term growth of capital.

AEGON/Transamerica Fund Advisers, Inc. (“AEGON/Transamerica Advisers”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of Transamerica, serves as investment adviser to the Fund and manages the Fund in accordance with policies and guidelines established by the Fund’s Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also

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decide to purchase securities from other portfolios for the Variable Account. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; (3) the risks we assume and (4) our profit experience.

Services and benefits we provide:	• the death benefit, cash and loan benefits under the Policy • investment options, including premium allocations • administration of elective options and the distribution of reports to owners

Costs and expenses we incur:

•      costs associated with processing and underwriting applications, issuing and administering the Policy

•      overhead and other expenses for providing services and benefits

•      sales and marketing expenses

•      other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks we assume:

•      that the cost of insurance charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate

•      that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the fixed account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

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Monthly Deduction

We deduct a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the fixed account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the fixed account is insufficient to pay that subaccount or fixed account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus

2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The rate of the charge depends on a number of variables (the Insured’s age, gender, risk class) that would cause the charge to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by

•	the net amount at risk for your Policy on the Monthly Date.

The net amount at risk is equal to:

•	the death benefit at the beginning of the month; divided by

•	1.00247 which is a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus

•	the Cash Value at the beginning of the month.

We base the cost of insurance rates on the Insured’s age, gender, and risk class. The factors that affect the net amount at risk for each segment of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are based on our expectations as to future mortality experience and expenses. The actual rates we charge will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the Insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the rates in the C.S.O. tables. When required by state law, we use a unisex table.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the Insured’s gender, attained age, and premium class determined after underwriting. The underwriting class of the Insured will affect the cost of insurance rate. We currently place Insureds into the following underwriting classes:

•	Approved-Preferred Non-Tobacco

•	Approved Non-Tobacco

•	Approved-Rated Non-Tobacco

•	Approved-Rated II Non-Tobacco

•	Approved-Preferred Tobacco

•	Approved Tobacco

•	Approved-Rated Tobacco

•	Approved-Rated II Tobacco

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Insureds in substandard underwriting classes are considered to have higher mortality risks based on our underwriting standards and guidelines, and consequently are assessed higher cost of insurance rates.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)	a monthly asset based charge equal to an annual rate of 0.55% of the assets in the variable account. We deduct this charge from the assets in the variable account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from each subaccount to compensate us for certain mortality and expense risks we assume. The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. The daily charge is equal to:

•	the assets in each subaccount, multiplied by

•	the daily pro rata portion of the annual charge rate of 0.75%.

If this charge combined with other charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

Loan Interest Charges

You may take a Fixed Account Policy Loan (secured by Cash Value held in the Loan Reserve). For this type of loan, we currently charge you an annual interest rate on a Policy loan of 4.5% (the guaranteed maximum is 6%), payable at the end of each calendar quarter or, if earlier, the date of any loan increase or repayment. We also will credit the amount in the loan reserve with interest at a guaranteed minimum effective annual rate of 3%. After offsetting the 3% interest we credit, the net cost of loans currently is 1.5% annually, and is guaranteed to be no more than 3% annually.

You also may take a Variable Interest Policy Loan (secured by Cash Value in the Fixed Account, the Variable Account, or both). We will charge interest on Variable Interest Policy Loans while such loans are outstanding. Interest on your Variable Interest Policy Loan will be payable in arrears. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of: (i) the “Published Monthly Average” for the calendar month ending two months before the date on which

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the rate is determined; or (ii) the interest rate used to determine Cash Surrender Value in the Fixed Account under the Policy during the applicable period plus one percent per year. We will notify you of the initial interest rate to be charged on the loan at the time the loan is made.

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.

•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.

•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.

•	We deduct the transfer charge from the amount being transferred.

•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not count as transfers for the purpose of assessing this charge.

Portfolio Expenses

The value of the net assets of each subaccount reflects the investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses reduce the value of your portfolio shares. Some portfolios deduct 12b-1 fees from portfolio assets. See the portfolios’ prospectuses for further information on these fees and expenses.

Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment); and

•	to change the owner of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

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Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the variable account’s operation.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy. We determine the basic death benefit for a Policy based on the age of the Insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed Insured(s) such as gender and risk class.

Generally, the Policy is available for Insureds between issue ages 30 - 80 for standard risk classes, and between issue ages 30 - 70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. Cost of insurance rate charges for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current Policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Once we determine that the insured meets our underwriting requirements, insurance coverage begins, we issue the Policy, and we begin to deduct monthly charges from your premium. This date is the Policy Date. On the Policy Date, we will allocate your premium (less charges) to the fixed account. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you, and if the initial premium is paid.

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Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the variable account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

•	You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory).

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive the request for the change.

•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date on the Valuation Date we receive them. We credit these net premiums to the subaccounts (as appropriate) at the unit value next determined after we receive your payment. (Please refer to the Glossary for an explanation of the Reallocation Date.)

Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches age 100), or the date when either (1) the insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue.

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Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

•	You may make an unlimited number of transfers in a Policy Year.

•	You may request transfers in writing (in a form we accept), or by telephone.

•	For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than $1,000, we will transfer the entire amount in the fixed account. We only allow one transfer out of the fixed account every 12 months.

•	If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the Fixed Account will be limited such that the balance remaining in the Fixed Account is sufficient to meet a minimum amount. The minimum amount is two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.

•	We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.

•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.

•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-525-6205.

Please note the following regarding telephone transfers:

•	We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

In addition, you should protect your personal identification number (PIN) because self-service options will be available to your agent and anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or one authorized by you.

The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

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Costs and Market Timing/Frequent Transfers. Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

Do not invest with us if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent in writing that any additional request for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges. We consider transfers by telephone, fax, overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging

When purchasing a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the Fixed Account when there’s an outstanding Variable Interest Policy Loan.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar cost Averaging will Terminate if:

•      we receive your request to cancel your participation;

•      the value in the DCA Fixed Account is depleted;

•      you elect to participate in the asset rebalancing program; or

•      you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as

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much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

To participate in the asset rebalancing program:	• you must complete an asset rebalancing request form and submit it to us before the maturity date • you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange (“NYSE”) is closed, rebalancing will occur on the next day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:

•   you elect to participate in the DCA Fixed Account;

•   we receive your request to discontinue participation;

•   you make a transfer to or from any subaccount other than under a scheduled rebalancing; or

•   you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value

•   varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

•   serves as the starting point for calculating values under a Policy;

•   equals the sum of all values in the fixed account (including any amounts held in the fixed account to secure any loans) and in each subaccount of the variable account;

•   is determined on the Policy Date and on each Valuation Date; and

•   has no guaranteed minimum amount (except for amounts allocated to the fixed account) and may be more or less than premiums paid.

Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the variable account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request.

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Cash Surrender Value on any Valuation Date equals:	• the Cash Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Policy loans; minus • any interest you owe on the Policy loans.

Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount on any Valuation Date equals:

•      the initial units purchased at the unit value on the Policy Date; plus

•      units purchased with additional net premiums; plus

•      units purchased via transfers from another subaccount or the fixed account; plus

•      units purchased via growth accelerator, if any; minus

•      units redeemed to pay for monthly deductions; minus

•      units redeemed to pay for partial surrenders; minus

•      units redeemed as part of a transfer to another subaccount or the fixed account.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount by the unit value for that subaccount at the end of the Valuation Period.

Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any subaccount at the end of a Valuation Period is calculated as:

•   the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

•   a charge equal to the daily net assets of the Subaccount multiplied by the daily pro rata portion of the annual rate for the Daily Charge; minus

•   the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by

•   the number of outstanding units in the subaccount.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

The fixed account value at the end of any Valuation Period is equal to:

•      the net premium(s) allocated to the fixed account; plus

•      any amounts transferred to the fixed account; plus

•      interest credited to the fixed account; plus

•      amount credited via growth accelerator, if any; minus

•      amounts charged to pay for monthly deductions; minus

•      amounts withdrawn from the fixed account; minus

•      amounts transferred from the fixed account to a subaccount.

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Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

•	Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy Loan when the Insured dies.

•	Guaranteed Minimum Death Benefit: Until the insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy Loan, the Guaranteed Minimum Death Benefit will terminate. If you have an outstanding Policy Loan when the Insured Dies, the Death Benefit Proceeds will be based on the Basic Death Benefit. However, if you repay the Policy Loan before the Insured Dies, we will reinstate the Guaranteed Minimum Death Benefit.

As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured’s death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary or a contingent beneficiary. If the beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

Death Benefit Proceeds equal:

•      the death benefit (described above); minus

•      any past due monthly deductions; minus

•      any outstanding Policy loan on the date of death; minus

•      any interest you owe on the Policy loan(s), minus

•      any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the insured’s death to the date we make payment.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death benefit on the Policy Date.

Accelerated Death Benefit Rider

You may exercise the simplified issue Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit accelerates payment of a portion of the Death Benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain actual charges incurred by the Insured for long-term care. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

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The Death Benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining Death Benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire Death Benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no Death Benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney on specific points of interest to you.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request from our Office.

Terminal Illness Accelerated Death Benefit Rider

You may exercise the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the Death Benefit elected by the Owner, up to a maximum of 100% of the Death Benefit, less any indebtedness under the contract. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can only be elected once. The rider will terminate when the benefit is paid.

We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. Benefits under the Terminal Illness Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may make a written request to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your request.

Full Surrender Conditions:

•   The insured must be alive and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request. We may require that you return the Policy.

•   You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender.

•   Once you surrender your Policy, all coverage and other benefits under it cease.

•   We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.

•	You must request at least $500

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•	You may withdraw up to the Policy’s gain (Cash Value minus premiums) free of charge after the first Policy year.

•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.

•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.

•	We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender.

•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

→	If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value—and your partial surrender causes your Fixed Account (excluding any DCA amounts) to fall below two times the excess of your Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy Loan by automatically transferring the required amount from your Cash Value held in the Variable Account to the Fixed Account or you cannot make the partial surrender.

→	If you have an outstanding Fixed Account Policy Loan your Policy Loan has already been secured by your Cash Value held in the Loan Reserve in the Fixed Account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.

→	We will process the partial surrender at the unit values next determined after we receive your request.

→	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Canceling a Policy

You may cancel a Policy during the free-look period by returning it to Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold it. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either (a) an amount equal to the Cash Value plus any charges we deducted, or (b) where required by state law, we will refund all premiums paid for the Policy.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only security for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy Loan, you must complete our Policy Loan Request from and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy Loan affects the Policy because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy Loan plus interest you owe on the Policy Loans. Repaying the Policy Loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy Loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy Loans, are not achieved. If the Policy is a Modified Endowment Contract (“MEC”), the Policy Loan will be treated as a distribution from the Policy for federal income tax purposes to the extent of gain in the Policy. A Policy Loan may also have possible adverse tax consequences that could occur if a Policy is surrendered or lapses with Policy Loans outstanding whether or not the Policy is a MEC.

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Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the variable account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different than the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions.

You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or variable account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan increase or repayment. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy Loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy Loan request, less any Outstanding Loan amount. The Outstanding Loan amount is the total Policy Loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy Loan request is $500. Our Policy Loan review procedure generally results in making a Policy Loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy Loan for not more than six (6) months after the Policy Loan request is made.

The Loan Date is the date that we process your Policy Loan request. The Policy Loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only Collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the Collateral for the repayment of the Policy Loan. For a Policy Loan of up to 50% of the Cash Value of the Policy, you may

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choose to have the Collateral in the Fixed Account, the Variable Account or both the Fixed and Variable Accounts. For a Policy Loan greater than 50% of the Cash Surrender Value of the Policy, an amount of Collateral must remain in the Fixed Account equal to two times the portion of the Policy Loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the Fixed Account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the Fixed Account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

→	A new Policy Loan or an addition to an existing Policy Loan is taken;

→	A partial withdrawal is processed;

→	A benefit is paid under the Acceleration of Death Benefit Rider; or

→	A transfer is made from the Fixed Account to the Variable Account.

We will not automatically transfer amounts from the Fixed Account to the Variable Account. You may request a transfer from the Fixed Account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy Loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the Fixed Account being less than the required amount.

Interest Rate:

We will charge interest on the Policy Loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the Fixed Account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average—Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate Bond Yield Average—Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy Loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy Loan(s). Interest on your Policy Loan is payable in arrears. Interest is due at the end of each calendar quarter. Any interest not paid when due will be added to the Policy Loan at the end of each calendar quarter.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Variable Interest Policy Loan provision may not be available in all states.

Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

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Reinstatement

You may not reinstate your Policy if it lapses unless we issued your Policy in a state which requires that the Policy include a reinstatement provision. If your Policy was issued in a state which requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

•	submit a written application for reinstatement;

•	provide evidence of insurability satisfactory to us; and

•	make a premium payment that is large enough to cover the sum of:

→	the monthly deductions not previously paid during the grace period, plus

→	$10,000.

We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and
(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary’s gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

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The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy generally should be excludible from the beneficiary’s gross income. Federal, state and local transfer, estate, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance policies are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•	All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the Owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•	A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

•	If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Death Benefits) from Policies that are not MECS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be treated as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

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Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Investment in the Policy. Your investment in the Policy is generally the sum of premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.

Policy loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative tax, if the Policy Owner is subject to that tax.

Long-Term Care Accelerated Death Benefit Rider. We believe that the benefits received under this rider will generally be excludible from gross income, except in certain business contexts. However, taxability of the benefits can also be affected by other factors such as the amount of other long-term care insurance on the insured. You should consult a tax advisor about the consequences of adding this rider to your Policy.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Special Rules for Pension Plans and Section 403(b) Plans. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The

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individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must receive it at least 90 days, but no more than 180 days, prior to the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured’s age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

Payments We Make

We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or

•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

Federal and/or state laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or block or ‘freeze’ your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under your death benefit option. If a Policy or account is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We also may be required to provide additional information about your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender Value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee’s beneficiary would receive the balance of the proceeds.

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No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

→ the maturity date (insured’s age 100)	→ the end of the grace period without a sufficient payment
→ the date the insured dies	→ the date you surrender the Policy

Additional Information

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (AFSG), the principal underwriter of the Policy. AFSG is located at 4425 North River Blvd. NE, Cedar Rapids, Iowa 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

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Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that there are no pending or threatened lawsuits that are likely to have a material adverse impact on us, the Variable Account or AFSG.

Financial Statements

The financial statements of Transamerica and the Variable Account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary
The	Policy—General Provisions

Ownership Rights

Our Right to Contest the Policy

Suicide Exclusion

Misstatement of Age or Gender

Modifying the Policy

Mixed and Shared Funding

Addition, Deletion, or Substitution of Investments

Additional Information

Payment Options

Additional Information about Transamerica and the Variable Account

Legal Matters

Variations in Policy Provisions

Personalized Illustrations of Policy Benefits

Sales of the Policies

Report to Owners

Records

Independent Auditors

Experts

Financial Statements

Underwriters

Underwriting Standards

IMSA

Performance Data

Other Performance Date in Advertising Sales Literature

Transamerica’s Published Ratings

Legacy Builder Variable Life Separate Account

Transamerica Life Insurance Company

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Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

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Subaccount

A subdivision of the Legacy Builder Variable Life Separate Account. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A (formerly Legacy Builder Variable Life Separate Account). It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

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Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the Death Benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Policy Value.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, Iowa 52406-3183

1-800-525-6205

(Monday – Friday from 8.00 a.m. – 4:30 p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant’s file numbers are listed below.

SEC File No. 333-86231/811-9115

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PART A

INFORMATION REQUIRED IN A PROSPECTUS

FOR INHERITANCE BUILDER PLUS

PROSPECTUS

May 1, 2003

Transamerica Life Insurance Company is offering Inheritance Builder Plus (the “Policy”), the flexible premium variable life insurance policy described in this prospectus. This prospectus provides information that a prospective owner should know before investing in the Policy. You should consider the Policy in conjunction with other insurance you own.

You can allocate your Cash Value to:

•	the Separate Account VUL-A (formerly the Legacy Builder Variable Life Separate Account) (the “variable account”), which invests in the portfolios listed on this page; or

•	a fixed account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the variable account must accompany this prospectus. Please read these documents before investing and save them for future reference.

Please note that the Policies and the portfolios:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goals

•	are subject to risks, including loss of the amount invested.

The Policy generally will be a “modified endowment contract” for federal income tax purposes. This means all loans, surrenders and partial surrenders are treated first as distributions of taxable income, and then as a return of basis. Prior to your age 59½, all these distributions generally are subject to a 10% penalty tax.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another policy you own to make premium payments under this Policy.

Inheritance Builder Plus

Flexible Premium Variable Life

Insurance Policy

issued by

Separate Account VUL-A

And

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, Iowa 52499

(800) 525-6205

The available portfolios are:

■	AEGON/Transamerica Series Fund, Inc.–Service Class

Asset Allocation—Conservative Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Asset Allocation—Growth Portfolio

Transamerica Money Market

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Policy Benefits/Risks Summary

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•	The Inheritance Builder Plus is a flexible premium variable life insurance policy. The Policy gives you the potential for long-term insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy’s Cash Value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the Fixed Account, and the effects of any Policy transactions (such as transfers, loans and partial surrenders).

•	The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first six (6) Policy years.

•	Fixed Account. You may place money in the basic fixed account where it earns interest at an annual rate of at least 3%. We may declare a higher rate of interest, but we are not obligated to do so. The fixed account is part of our general account.

•	Variable Account. You may allocate the money in your Policy to any of the subaccounts of the variable account. We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

Flexible Premiums

•	You can select a premium payment plan but you are not required to pay premiums according to the plan. You can vary the frequency and amount, and can skip premium payments. We will not accept any premiums after the insured reaches age 100. In general, the minimum initial premium is $10,000, and the minimum additional premium is $5,000.

•	Once we issue your Policy, the free look period begins. The free look period is the period when you may return the Policy and receive a refund. The length of the free look period and amount of the refund varies by state. The front cover of your Policy shows the applicable free look period.

Variable Death Benefit

•	While the Policy is in force, the death benefit is the greater of: (1) the Basic Death Benefit; or (2) the Guaranteed Minimum Death Benefit (“GMDB”).

•	Basic Death Benefit: The Basic Death Benefit is equal to the Cash Value divided by the net single premium. The net single premium is calculated using guaranteed cost of insurance charges with a 4% interest rate. The Basic Death Benefit will change monthly due to changes in the Cash Value. The net single premium will change annually.

•	Guaranteed Minimum Death Benefit: The GMDB is the greater of premiums paid or highest Cash Value on a Policy anniversary prior to the insured’s age 75 (both adjusted for partial surrenders). At the insured’s age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders.

•	We will reduce the death benefit proceeds by any outstanding loan, any accrued loan interest, and any monthly deductions due.

•	Under current tax laws, the death benefit generally should be U.S. income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

•	The owner may exercise the Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit Rider accelerates payment of a portion of the Death Benefit under the Policy that may be payable monthly to the Owner as reimbursement of actual charges incurred by the Insured for long-term care. We believe the benefit paid under this rider is generally not subject to tax. However, various factors such as certain business use of the rider or the amount of other long-term care insurance on the Insured may cause the benefit to be taxable. You should consult your tax advisor.

•	You may also exercise the Terminal Illness Accelerated Death Benefit Rider, if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months). There is no charge for the Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor.

No Lapse Guarantee

•	If you have no outstanding loans, then we guarantee that your Policy will never lapse. If you have an outstanding

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loan, your Policy will enter a 61-day grace period whenever the loan amount exceeds the Cash Value minus any surrender charge. The loan amount is the total amount of all outstanding Policy loans, including principal and interest due. In addition, if a Policy loan is outstanding, then your Policy will enter a 61-day grace period whenever the Cash Surrender Value on any Monthly Date is insufficient to cover the monthly deductions then due. If either occurs, then your Policy will terminate without value unless you make a sufficient payment during the grace period.

Cash Value

•	Cash Value is the starting point for calculating important values under the Policy, such as the Cash Surrender Value and the death benefit.

•	Growth Accelerator: At the end of each month in any Policy year, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

→	Cash Value is greater than 200% of the total premiums paid; and

→	Cash Value exceeds $50,000.

Transfers

•	Each year, you may make an unlimited number of transfers of Cash Value from the subaccounts and the fixed account. However, if you have an outstanding Variable Interest Policy Loan, certain transfers between the Variable Account and the Fixed Account may be restricted.

•	Transfers from the Fixed Account each Policy year may not exceed the greater of:

→	25% of the amount in the Fixed Account; or

→	$1,000.

•	We may charge $10 for the 13th and each additional transfer during a Policy year.

•	Dollar Cost Averaging and Asset Rebalancing programs are available at no additional cost.

Loans

•	You may take a loan against the Policy for any amount from $500 up to 90% of the Cash Value net of surrender charge, minus any outstanding loans and interest you owe.

•	We currently charge interest on your Fixed Account Policy Loan at an annual rate of 4.5% (maximum rate of 6%). The rate of interest charged on the Variable Interest Policy Loan is adjusted each calendar quarter, subject to certain limits. See Variable Interest Policy Loan. Interest is due and payable at the end of each calendar quarter. Unpaid interest becomes part of the outstanding loan.

•	You may take a Fixed Account Policy Loan (secured by the Cash Value held in the Loan Reserve of the Fixed Account), or a Variable Interest Policy Loan (secured by the Cash Value in the Fixed Account, the Variable Account or both ) as set forth by the provisions of your Policy.

•	Because the Policy is intended to be purchased with a single premium, it will likely be considered a Modified Endowment Contract (“MEC”). As a result, federal income taxes and a penalty tax may apply to loans you take against the Policy. If the Policy is not a MEC, Policy loans will not be taxable when taken but could have adverse tax consequences on the surrender or lapse of the Policy. See Federal Tax Considerations.

•	The “no-lapse guarantee” does not apply if there is an outstanding loan.

Partial Surrenders and Full Surrenders

•	Partial Surrender. You may make a written request to withdraw part of the Cash Surrender Value, subject to the following rules:

→	you must request at least $500 and the remaining Cash Surrender Value following a withdrawal may not be less than $5,000.

•	During the first Policy year, any amount you surrender is subject to a 7% surrender charge. After the first Policy year, you may surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We impose a 7% surrender charge on the portion of any surrender that exceeds the gain in the Policy and is attributable to a premium paid within the six years prior to the surrender.

•	A partial surrender automatically causes a pro-rata reduction in the death benefit.

•	A partial surrender reduces the Cash Surrender Value, so it will increase the risk that the Policy will lapse.

•	Full Surrender. At any time while the Policy is in force, you may make a written request to surrender your Policy. Life insurance coverage will end. You will receive the Cash Surrender Value (that is, the Cash Value minus any surrender charge, and minus any outstanding loan amount including any accrued interest).

•	Federal income taxes may apply to partial surrenders and full surrenders. If the Policy is a MEC, a penalty tax may also apply. See Federal Tax Considerations.

Policy Risks

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

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Investment Risks

If you invest your Cash Value in one or more subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Cash Value will decrease. In addition, we deduct Policy fees and charges from your Cash Value, which can significantly reduce your Cash Value. During times of poor investment performance, this deduction will have an even greater impact on your Cash Value. You could lose everything you invest and your Policy could lapse without value unless you pay additional premiums. If you select the fixed account, then we credit your Cash Value with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

Risk of Lapse

If you do not have an outstanding loan, we guarantee that your Policy will never lapse (terminate without value), regardless of investment performance. If you have an outstanding loan and your Cash Surrender Value becomes zero, or if on a Monthly Date the Cash Surrender Value is insufficient to cover the entire monthly deduction then due, then the Policy will enter a 61-day grace period.

Whenever your Policy enters the grace period, your Policy will lapse, insurance coverage will no longer be in effect, and you will receive no benefits unless you pay additional premiums. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans. You might not be able to reinstate a policy that has lapsed (depending on applicable state law). A Policy lapse may have adverse tax consequences.

If you have an outstanding Policy loan and make a partial surrender, you will increase the risk of lapse. Before you take a Policy loan or make a withdrawal, you should carefully consider the effect your actions will have on the no lapse guarantee.

Tax Risks

We anticipate that the Policy should be deemed a life insurance contract under federal tax law and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, there is some uncertainty in this regard. The Policy generally will be treated as a MEC under federal tax laws (except in some cases for a Policy issued in exchange for another life insurance policy that was not a MEC). If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under a Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, if the Policy is a MEC, a 10% penalty tax may be imposed on the taxable portion of surrenders, partial surrenders, and loans taken before you reach age 59½. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

Loan Risks

A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and Cash Surrender Value by the amount of the outstanding loans, plus any interest you owe on the Policy loans.

While a loan is outstanding, the “no-lapse guarantee” does not apply.

A Policy loan could make it more likely that a Policy would terminate. There is a risk that if the loan reduces your Cash Surrender Value to too low an amount and investment results are unfavorable, then the Policy will lapse, resulting in loss of insurance and possibly adverse tax consequences. If the Policy is a MEC, a loan will likely be taxed as a partial surrender and a 10% penalty may apply.

A Fixed Account Policy loan, whether or not repaid, will affect Cash Value over time because we subtract the amount of the loan from the subaccounts and fixed account as collateral. We then credit a fixed interest rate of 3.0% to the collateral in the loan account. As a result, the loan collateral does not participate in the investment results of the subaccounts nor does it receive any higher current interest rate credited to the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rate credited to the fixed account, the effect could be favorable or unfavorable.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus. Please refer to the prospectuses for the portfolios for more information.

There is no assurance that any of the portfolios will achieve its stated investment objective.

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning or surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making partial surrenders from the Policy or transferring Policy Cash Value among the subaccounts and the fixed account.

Transaction Fees

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Premium Charge: Premium Expense Charge(1)	Upon payment of each premium	0 – 3.5% of each premium payment	0 – 3.5% of each premium payment
Partial Surrender Charge	Upon each withdrawal during the first Policy year and in Policy years 2+ on the portion of any withdrawal that exceeds the Policy’s gain	First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid	First Policy year—7.0% of the lesser of the amount withdrawn or the premiums paid
Surrender Charge(2)	Upon full surrender of the Policy during the 6 years after a premium payment	7% of all premiums paid during the 6 years before surrender	7% of all premiums paid during the 6 years before surrender
Transfer Charge(3)	Upon transfer	$10 for each transfer in excess of 12 per Policy year	None

The table below describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses.

(1)	Premium expense charge equal to the premium tax rate, if any, imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to a maximum of 3.50% of each premium payment.
(2)	Policy years 2+, 7% on the portion of any withdrawal that exceeds the Policy gain and is attributable to a premium paid within 6 years prior to withdrawal.
(3)	We guarantee that the first 12 transfers per Policy year are free. We currently do not charge for transfers in excess of 12 per Policy year but we reserve the right to charge $10 for each transfer after 12 per Policy year.

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Periodic Charges Other Than Portfolio Operating Expenses

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy Date and on each Monthly Date
Monthly Administrative Charge(4)		$2.50	$2.50
Monthly Asset Based Charge	During the first 10 Policy years, monthly on the Policy Date and on each Monthly Date	0.55% of assets (annually) in variable account	0.55% (annually) of assets in variable account
Cost of Insurance(5) (Without Extra Ratings(6))	Monthly on the Policy Date and on each Monthly Date
• Minimum Charge(7)		$0.10 per $1,000 of net amount at risk per month(9)	$0.08 per $1,000 of net amount at risk(8) per month
• Maximum Charge(9)		$15.13 per $1,000 of net amount at risk per month(9)	$15.13 per $1,000 of net amount at risk per month(9)
• Charge for a (male insured, issue age 70, Approved Preferred non-tobacco class, Policy Year 3)		$3.75 per $1,000 of net amount at risk per month(9)	$2.10 per $1,000 of net amount at risk per month(9)
Daily Charge	Daily	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested	Annual rate of 0.75% of daily net assets of each subaccount in which you are invested
Loan Interest Spread for Fixed Account Policy Loan(10)	At the end of each calendar quarter, or earlier if applicable(11)	3.00%	1.50%
Loan Interest Spread Variable Interest Policy Loan(12)	At the end of each calendar quarter, or earlier, if applicable	Variable interest rate tied, in part, to a bond index	Variable interest rate tied, in part, to a bond index

(4)	This charge is not assessed if the Cash Value at the beginning of a Policy year is greater than $50,000.
(5)	Cost of insurance rates vary based on the Insured’s age, gender and risk class. Your cost of insurance rates generally will increase each year with the age of the Insured. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy’s schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.
(6)	We may place an Insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the Insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to $83.33 monthly per $1,000 of net amount at risk.
(7)	This minimum charge is based on an Insured with the following characteristics: Female, Issue Age 30, Approved Preferred Non-Tobacco class, Policy Year 1.
(8)	This maximum charge is based on an Insured with the following characteristics: Male, Issue Age 70, Approved Rated II Tobacco class, Policy Year 1.
(9)	The net amount at risk equals the death benefit on the Monthly Date, divided by 1.00247, minus the Cash Value on the Monthly Date, calculated before the monthly deduction is taken.
(10)	The Loan Interest Spread for a Fixed Account Policy Loan is the difference between the amount of interest we charge you for a Fixed Account Policy Loan (currently, an effective annual rate of 4.50% guaranteed not to exceed 6.00% and the amount of interest we credit to the amount in your loan reserve account (currently, an effective rate of 3.0% guaranteed to be at least an effective annual rate of 3.0%).
(11	While a Policy loan is outstanding, loan interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the Insured’s death.
(12)	The interest rate for a Variable Interest Policy Loan is reset quarterly based on a formula that is tied, in part, to a bond index. There is no fixed maximum rate of interest. We do not credit interest on collateral for a Variable Interest Policy Loan that is held in the Variable Account.

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Periodic Charges Other Than Portfolio Operating Expenses

Amount Deducted
Charge	When Charge is Deducted	Guaranteed Charge	Current Charge
Optional Rider Charges

Accelerated Death Benefit Rider	Upon payment of premiums	3% of premium paid	3% of premium paid

Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor(10)	Discount Factor(13)

Range of Expenses for the Portfolios(1)

The next table shows the minimum and maximum total operating expenses charged by the portfolios during the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)(2)	0.41%	1.18%

Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)(3)	0.41%	1.18%

(1)	The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.
(2)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “funds of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the Fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Transamerica took into account the combined actual expenses for each of the ‘fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2002.
(3)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 5 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

Transamerica, the Variable Account, the Fixed Account and the Portfolios

Transamerica Life Insurance Company

Transamerica Life Insurance Company (“Transamerica,” “Company,” “we,” “us” or “our”), located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

The Variable Account

Transamerica established the variable account as a separate investment account under Iowa law on November 20, 1998. Effective May 1, 2003, the Variable Account’s name was changed from Legacy Builder Variable Life Separate Account to the Separate Account VUL-A. Transamerica owns the assets in the variable account and may use assets in the variable account to support other variable life insurance policies we issue. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended, and qualifies as a “separate account” within the meaning of the federal securities laws.

The variable account is divided into subaccounts, each of which invests in shares of a specific portfolio of a mutual fund. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

(13)	We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

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Income, gains, and losses credited to, or charged against, a subaccount of the variable account reflect the subaccount’s own investment experience and not the investment experience of our other assets. The variable account’s assets may not be used to pay any of Transamerica’s liabilities other than those arising from the Policies. If the variable account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Variable Account. The variable account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, Transamerica reserves the right to:

1.	Create new separate accounts;

2.	Combine separate accounts, including the variable account;

3.	Remove, combine or add subaccounts and make the new subaccounts available to you at our discretion;

4.	Make new portfolios available under the variable account or remove existing portfolios;

5.	Substitute new portfolios for any existing portfolios if shares of the portfolio are no longer available for investment or if we determine that investment in a portfolio is no longer appropriate in light of the variable account’s purposes;

6.	Deregister the variable account under the Investment Company Act of 1940 if such registration is no longer required;

7.	Operate the variable account as a management investment company under the Investment Company Act of 1940 or as any other form permitted by law; and

8.	Make other structural and operational changes affecting the Variable Account; and

9.	Make any changes required by the Investment Company Act of 1940 or any other law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.

The portfolios, which sell their shares to the Subaccounts, may discontinue offering their shares to the Subaccounts.

The Fixed Account

The basic fixed account is part of Transamerica’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over investment of the fixed account’s assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 3%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. You bear the risk that we will credit only 3% interest.

The Dollar Cost Averaging Fixed Account. At the time you purchase a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We may declare a higher rate of interest at our sole discretion. We will transfer money out of the DCA Fixed Account in equal installments over a period of 6 months (or other periods available at the time of issue) and place it in the subaccounts and basic fixed account according to your instructions. The first such transfer occurs on the Monthly Date after the Reallocation Date. In the last month of the DCA Fixed Account term, we will transfer interest accrued on the premium.

There is no charge for participating in the DCA Fixed Account, and transfers under this program do not count in determining any transfer charge.

We reserve the right to stop offering the DCA Fixed Account at any time for any reason.

The fixed account is not registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Portfolios

The variable account invests in shares of certain portfolios of the Fund. The Fund is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Fund by the SEC.

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Each portfolio’s assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio generally have no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of the risks, in the current prospectuses for the underlying fund portfolios, which are attached to this prospectus. You should read the fund’s prospectuses carefully.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Asset Allocation—Conservative Portfolio*	AEGON/Transamerica Fund Advisers, Inc. (Adviser) Seeks current income and preservation of capital.
Asset Allocation—Moderate Portfolio*	AEGON/Transamerica Fund Advisers, Inc. (Adviser) Seeks capital appreciation.
Asset Allocation—Moderate Growth Portfolio*	AEGON/Transamerica Fund Advisers, Inc. (Adviser) Seeks capital appreciation.
Asset Allocation—Growth Portfolio*	AEGON/Transamerica Fund Advisers, Inc. (Adviser) Seeks capital appreciation and current income.
Transamerica Money Market	Transamerica Investment Management, LLC (Sub-Adviser) Seeks to provide maximum current income consistent with preservation of principal and maintenance of liquidity.

*	Each asset allocation portfolio invests in a combination of underlying Fund portfolios.

AEGON/Transamerica Fund Advisers, Inc. (“AEGON/Transamerica Advisers”), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of Transamerica, serves as investment adviser to the Fund and manages the Fund in accordance with policies and guidelines established by the Fund’s Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to AEGON/Transamerica Advisers for investment model creation and maintenance to the Asset Allocation—Conservative Portfolio, Asset Allocation—Moderate Portfolio, Asset Allocation – Moderate Growth Portfolio and Asset Allocation—Growth Portfolio of the Fund. Morningstar will be paid an annual fee for its services. See the Fund prospectuses for more information regarding Morningstar.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also

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without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the Variable Account. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Policy owners instruct, so long as such action is required by law.

Before a vote of a portfolio’s shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of Cash Value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some owners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Policy owners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; (3) the risks we assume and (4) our profit experience.

Services and benefits we provide:	•	the death benefit, cash and loan benefits under the Policy
	•	investment options, including premium allocations
	•	administration of elective options and the distribution of reports to owners

Costs and expenses we incur:	•	costs associated with processing and underwriting applications, issuing and administering the Policy
	•	overhead and other expenses for providing services and benefits
	•	sales and marketing expenses
	•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees

Risks we assume:	•	that the cost of insurance charges we may deduct are insufficient to meet our actual claims because insureds die sooner than we estimate
	•	that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Some or all of the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Expense Charge

When you make a premium payment, we deduct a premium expense charge equal to the premium tax rate imposed by the owner’s resident state when we issued your Policy. State premium taxes currently range from 0.00% to 3.50% of each premium payment. After we deduct any premium expense charge, we apply the remaining amount (the net premium) to the subaccounts and the fixed account according to your allocation instructions. The premium expense charge compensates us for state premium taxes.

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Monthly Deduction

We deduct a monthly deduction from the Cash Value on the Policy Date and on each Monthly Date. We will make deductions from each subaccount and the fixed account on a pro rata basis (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total Cash Value on the Monthly Date). If the value of any subaccount or the fixed account is insufficient to pay that subaccount or fixed account’s portion of the monthly deduction, we will take the monthly deduction on a pro-rata basis from all accounts. Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

The monthly deduction has two components:

1.	The cost of insurance charge for the Policy; plus

2.	The monthly Policy charge, if applicable.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The rate of the charge depends on a number of variables (the Insured’s age, gender, risk class) that would cause the charge to vary from Policy to Policy and from Monthly Date to Monthly Date.

Cost of Insurance Charge

The cost of insurance charge is equal to:

•	the cost of insurance rates; multiplied by

•	the net amount at risk for your Policy on the Monthly Date.

The net amount at risk is equal to:

•	the death benefit at the beginning of the month; divided by

•	1.00247 which is a “risk rate divisor” (a factor that reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 3%); minus

•	the Cash Value at the beginning of the month.

We base the cost of insurance rates on the Insured’s age, gender, and risk class. The factors that affect the net amount at risk for each segment of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are based on our expectations as to future mortality experience and expenses. The actual rates we charge will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioner’s Standard Ordinary (C.S.O.) Mortality Tables (smoker/non-smoker) and the Insured’s age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. For substandard rate classes, these rates could be higher than the rates in the C.S.O. tables. When required by state law, we use a unisex table.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the Insured’s gender, attained age, and premium class determined after underwriting. The underwriting class of the Insured will affect the cost of insurance rate. We currently place Insureds into the following underwriting classes:

•	Approved-Preferred Non-Tobacco

•	Approved Non-Tobacco

•	Approved-Rated Non-Tobacco

•	Approved-Rated II Non-Tobacco

•	Approved Preferred Tobacco

•	Approved Tobacco

•	Approved-Rated Tobacco

•	Approved-Rated II Tobacco

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Insureds in substandard underwriting classes are considered to have higher mortality risks based on our underwriting standards and guidelines, and consequently are assessed higher cost of insurance rates.

Monthly Policy Charge. We assess a monthly Policy charge to compensate us for administrative expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. The monthly Policy charge includes two components:

(1)	a monthly administrative charge of $2.50 if the Cash Value at the beginning of a Policy year is less than $50,000; and

(2)	a monthly asset based charge equal to an annual rate of 0.55% of the assets in the variable account. We deduct this charge from the assets in the variable account only during the first 10 Policy years.

Daily Charge

We deduct a daily charge from each subaccount to compensate us for certain mortality and expense risks we assume. The mortality risk is that an insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. The daily charge is equal to:

•	the assets in each subaccount, multiplied by

•	the daily pro rata portion of the annual charge rate of 0.75%.

If this charge combined with other charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

Surrender Charge

If you fully surrender your Policy during the first 6 years following any premium payment, we deduct a surrender charge from your Cash Value and pay the remaining amount (less any outstanding loan amount) to you. The payment you receive is called the Cash Surrender Value. The surrender charge is equal to 7% of the premium(s) that was paid within 6 years of the surrender.

The surrender charge may be significant. You should carefully calculate this charge before you request a surrender. Under some circumstances the level of surrender charges might result in no Cash Surrender Value available if you surrender your Policy in the first few years after paying a premium.

Partial Surrender Charge

You may request partial surrenders of a portion of the Cash Surrender Value; however, the entire amount surrendered in the first Policy year is subject to a surrender charge. After the first Policy year, you may partially surrender amounts up to your Policy’s gain (Cash Value minus premiums paid and minus indebtedness) free of charge. We deduct a 7% surrender charge on the portion of any partial surrender that exceeds the gain and is attributable to a premium paid within 6 years prior to the partial surrender. For this purpose, we deem any gain to be withdrawn first, and then the oldest premiums in the order they were paid (i.e., first-in-first-out, or “FIFO”).

Transfer Charge

•	We guarantee that you can make 12 transfers each year free from charge. We currently allow an unlimited number of free transfers.

•	We reserve the right to charge $10 for each transfer in excess of 12 during a Policy Year. We will not increase this charge.

•	For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of subaccounts (or fixed account) affected by the transfer.

•	We deduct the transfer charge from the amount being transferred.

•	Transfers we effect on the Reallocation Date, and transfers due to dollar cost averaging, asset rebalancing, and loans, do not count as transfers for the purpose of assessing this charge.

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Loan Interest Charges

You may take a Fixed Account Policy Loan (secured by Cash Value held in the Loan Reserve). For this type of loan, we currently charge you an annual interest rate on a Policy loan of 4.5% (the guaranteed maximum is 6%), payable at the end of each calendar quarter or, if earlier, the date of any loan increase or repayment. We also will credit the amount in the loan reserve with interest at a guaranteed minimum effective annual rate of 3%. After offsetting the 3% interest we credit, the net cost of loans currently is 1.5% annually, and is guaranteed to be no more than 3% annually.

You also may take a Variable Interest Policy Loan (secured by Cash Value in the Fixed Account, the Variable Account, or both). We will charge interest on Variable Interest Policy Loans while such loans are outstanding. Interest on your Variable Interest Policy Loan will be payable in arrears. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of: (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rate used to determine Cash Surrender Value in the Fixed Account under the Policy during the applicable period plus one percent per year. We will notify you of the initial interest rate to be charged on the loan at the time the loan is made.

Portfolio Expenses

The value of the net assets of each subaccount reflects the investment advisory fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. These fees and expenses reduce the value of your portfolio shares. See the portfolios’ prospectuses for further information on these fees and expenses.

Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;

•	to receive amounts payable before the death of the insured;

•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment); and

•	to change the owner of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

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•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the variable account’s operation.

Purchasing a Policy

To purchase a Policy, you must submit a completed application and an initial premium to us at our Office. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

We determine the basic death benefit for a Policy based on the age of the Insured when we issue the Policy, the initial premium paid, and other characteristics of the proposed Insured(s) such as gender and risk class.

Generally, the Policy is available for Insureds between issue ages 30 - 80 for standard risk classes, and between issue ages 30 - 70 for non-standard risk classes. We use different underwriting standards (simplified underwriting, or full underwriting) in relation to the Policy. Cost of insurance rate charges for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria. We can provide you with details as to these underwriting standards when you apply for a Policy. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right: (1) to modify our underwriting requirements at any time; or (2) to reject an application for any reason permitted by law. There is no insurance coverage until we complete our underwriting process and accept the application.

Tax-Free “Section 1035” Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current Policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

When Insurance Coverage Takes Effect

Once we determine that the insured meets our underwriting requirements, insurance coverage begins, we issue the Policy, and we begin to deduct monthly charges from your premium. This date is the Policy Date. On the Policy Date, we will allocate your premium (less charges) to the fixed account. On the Reallocation Date, we will transfer your Cash Value from the fixed account to the subaccounts or maintain your Cash Value in the fixed account as you directed on your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Full insurance coverage under the Policy will take effect only if the proposed insured is alive and in the same condition of health as described in the application when we deliver the Policy to you, and if the initial premium is paid.

Policy Features

Premiums

Allocating Premiums

When you apply for a Policy, you must instruct us to allocate your net premium to one or more subaccounts of the variable account and to the fixed account according to the following rules:

•	You must put at least 1% of each net premium in any subaccount or the fixed account you select (you can, of course, put nothing in some subaccounts or the fixed account).

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•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100.

•	You can change the allocation instructions for additional premiums without charge at any time by providing us with written notification (or any other notification we deem satisfactory).

•	Any allocation change will be effective on the date we record the change. We record the allocation change on the same day that we receive the request for the change.

•	We reserve the right to limit the number of premium allocation changes; and to limit the number of subaccount allocations in effect at any one time.

We will credit interest on your initial net premium from the date we receive payment and the necessary documents to the Reallocation Date. Interest will be credited at the current fixed account rate. Interest is guaranteed to equal at least 3% annually.

Investment returns from amounts allocated to the subaccounts will vary with the investment experience of these subaccounts and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

On the Policy Date, we will allocate your Cash Value to the fixed account. We also allocate any net premiums we receive from the Policy Date to the Reallocation Date to the fixed account. On the Reallocation Date, we will reallocate the Cash Value in the fixed account to the subaccounts or retain it in the fixed account in accordance with the allocation percentages provided in the application. We invest all net premiums paid after the Reallocation Date on the Valuation Date we receive them. We credit these net premiums to the subaccounts (as appropriate) at the unit value next determined after we receive your payment. (Please refer to the Glossary for an explanation of the Reallocation Date.)

Premium Payments

Before we issue a Policy, you must pay an initial premium equal to at least $10,000. Thereafter, you may pay premiums at any time and in any amount of $5,000 or more. However, because most additional premium payments will increase the death benefit, we will require additional underwriting for most additional premium payments.

Your Policy’s schedule page will show the maximum additional premium you can pay during the first two Policy Years without additional underwriting. As indicated below, it is the Company’s policy to use simplified issue underwriting for these Policies. However, the Company reserves the right to impose full underwriting on future premium payments. If we return a portion of your premium based on the maximum premium amount, we will not allow you to make additional premium payments until they are allowed by the maximum premium limitations. We reserve the right to modify our premium limitations at any time. You make all premium payments to our Office or to one of our authorized agents.

You can stop paying premiums at any time and your Policy will continue in force until the earlier of the maturity date (when the insured reaches age 100), or the date when either (1) the insured dies, or (2) the grace period ends without a sufficient payment, or (3) we receive your signed request to surrender the Policy.

The type of underwriting you qualify for depends upon the amount of premium paid at issue.

Transfers

General

You may make transfers from (i.e., out of) the subaccounts or from the fixed account. We determine the amount you have available for transfers at the end of the Valuation Period when we receive your transfer request. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

•	You may make an unlimited number of transfers in a Policy Year.

•	You may request transfers in writing (in a form we accept), or by telephone.

•	For transfers out of the fixed account, you may not transfer more than 25% of the value in the fixed account (not including amounts securing Policy loans), or $1,000 (whichever is greater). If the balance after the transfer is less than

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$1,000, we will transfer the entire amount in the fixed account. We only allow one transfer out of the fixed account every 12 months.

•	If you have an outstanding Policy Loan, which exceeds 50% of the policy’s Cash Surrender Value, transfers out of the Fixed Account will be limited such that the balance remaining in the Fixed Account is sufficient to meet a minimum amount. The minimum amount is two times the excess of your Policy Loan minus 50% of the Cash Surrender Value.

•	We may deduct a $10 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. Transfers we effect on the Reallocation Date, and transfers resulting from loans, dollar cost averaging and asset rebalancing are not treated as transfers for the purpose of the transfer charge.

•	We consider each written or telephone request to be a single transfer, regardless of the number of subaccounts (or fixed account) involved.

•	We process transfers based on the unit values next determined after we receive your request (which is at the end of the Valuation Date during which we receive your request).

Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-525-6205.

Please note the following regarding telephone transfers:

•	We are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

•	We will employ reasonable procedures to confirm that telephone instructions are genuine.

•	Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

In addition, you should protect your personal identification number (PIN) because self-service options will be available to your agent and anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or one authorized by you.

The corresponding portfolio of any subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

Costs and Market Timing/Frequent Transfers. Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

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Do not invest with us if you intend to conduct market timing/frequent transfer activity. If you do, we will immediately notify you and your agent in writing that any additional request for transfers will be subject to certain restrictions, including the permanent loss of electronic transfer privileges. We consider transfers by telephone, fax, overnight mail or Internet to be “electronic” transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging

When purchasing a Policy, you may place some or all of your initial net premium in the Dollar Cost Averaging Fixed Account (“DCA Fixed Account”). Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

Money you place in the DCA Fixed Account will earn interest at an annual rate of at least 3%. We will transfer money out of the DCA Fixed Account in equal installments over a specified period of 6 months (or other periods available at issue) and place it in the subaccounts according to your instructions. Transfers from the DCA Fixed Account are not restricted by the requirements limiting transfers from the Fixed Account when there’s an outstanding Variable Interest Policy Loan.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the DCA Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

There is no charge for dollar cost averaging. A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.

Dollar cost Averaging will Terminate if:

•      we receive your request to cancel your participation;

•      the value in the DCA Fixed Account is depleted;

•      you elect to participate in the asset rebalancing program; or

•      you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which we will automatically transfer amounts periodically to maintain a particular percentage allocation among the subaccounts. Cash Value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the Cash Value in the subaccounts at the end of each period to match your Policy’s currently effective premium allocation schedule. The asset rebalancing program will transfer Cash Value from those subaccounts that have increased in value to those subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that any subaccount will not have losses. Cash Value in the fixed account and the DCA Fixed Account are not available for this program.

To participate in the asset rebalancing program:	• you must complete an asset rebalancing request form and submit it to us before the maturity date • you must have a minimum Cash Value in all subaccounts of $10,000.

You may elect for asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy Date. You may modify your allocations quarterly. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of Cash Value on the next such anniversary, in accordance with the Policy’s current premium allocation schedule. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the New York Stock Exchange (“NYSE”) is closed, rebalancing will occur on the next

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day the NYSE is open. There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year. You can begin or end this program only once each Policy year. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Asset rebalancing will cease if:

•      you elect to participate in the DCA Fixed Account;

•      we receive your request to discontinue participation;

•      you make a transfer to or from any subaccount other than under a scheduled rebalancing; or

•      you elect to participate in any asset allocation services provided by a third party.

Policy Values

Cash Value	•

varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted, and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans);

	•	serves as the starting point for calculating values under a Policy;
	•	equals the sum of all values in the fixed account (including any amounts held in the fixed account to secure any loans) and in each subaccount of the variable account;
	•	is determined on the Policy Date and on each Valuation Date; and
	•	has no guaranteed minimum amount (except for amounts allocated to the fixed account) and may be more or less than premiums paid.

Growth Accelerator

At the end of each month, we will credit your Cash Value with additional interest at an annual rate of 0.50% if your Policy satisfies the following requirements at the beginning of the Policy year:

Cash Value is greater than 200% of the total premiums paid; and

Cash Value exceeds $50,000.

We will allocate the additional interest to the variable account and the fixed account on a pro-rata basis. We guarantee to credit the monthly interest (0.04167% multiplied by the Cash Value at the end of each month); however, the Policy needs to be requalified to meet the specified requirements on a year-to-year basis. There is no charge for this benefit.

Cash Surrender Value

The Cash Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Cash Surrender Value at the end of the Valuation Period when we receive your written surrender request.

Cash Surrender Value on any Valuation Date equals:	• the Cash Value as of such date; minus • any surrender charge as of such date; minus • any outstanding Policy loans; minus • any interest you owe on the Policy loans.

Subaccount Value

Each subaccount’s value is the Cash Value in that subaccount. At the end of any Valuation Period, the subaccount’s value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

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The number of units in any subaccount on any Valuation Date equals:

•   the initial units purchased at the unit value on the Policy Date; plus

•   units purchased with additional net premiums; plus

•   units purchased via transfers from another subaccount or the fixed account; plus

•   units purchased via growth accelerator, if any; minus

•   units redeemed to pay for monthly deductions; minus

•   units redeemed to pay for partial surrenders; minus

•   units redeemed as part of a transfer to another subaccount or the fixed account.

Every time you allocate or transfer money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount by the unit value for that subaccount at the end of the Valuation Period.

Unit Value

We determine a unit value for each subaccount to reflect how investment results affect the Policy values. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any subaccount at the end of a Valuation Period is calculated as:

•   the total value of the assets held in the subaccount, determined by multiplying the number of shares of the designated portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

•   a charge equal to the daily net assets of the Subaccount multiplied by the daily pro rata portion of the annual rate for the Policy Charge; minus

•   the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by

•   the number of outstanding units in the subaccount.

Fixed Account Value

On the Policy Date, the fixed account value is equal to the net premiums allocated to the fixed account, less the portion of the first monthly deduction taken from the fixed account.

The fixed account value at the end of any Valuation Period is equal to:

•   the net premium(s) allocated to the fixed account; plus

•   any amounts transferred to the fixed account; plus

•   interest credited to the fixed account; plus

•   amount credited via growth accelerator, if any; minus

•   amounts charged to pay for monthly deductions; minus

•   amounts withdrawn from the fixed account; minus

•   amounts transferred from the fixed account to a subaccount.

Death Benefit

Death Benefit

While the Policy is in force and if no loan is outstanding when the Insured dies, then, the death benefit is the greater of:

(1)	the Basic Death Benefit; or
(2)	the Guaranteed Minimum Death Benefit (“GMDB”).

•

Basic Death Benefit: The Basic Death Benefit is the minimum amount that must be payable at the insured’s death, before reduction for any outstanding loans, for the Policy to be treated as life insurance under the Internal Revenue Code. We determine the Basic Death Benefit by dividing the Cash Value by the net single premium. The net single premium is the amount of premium needed to provide a paid up death benefit of $1.00, assuming the guaranteed cost of insurance charges, a 4% interest rate, and mortality as set forth in the “Commissioners 1980 Standard Ordinary

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Mortality Table.” The Basic Death Benefit will change monthly, or as of the date of death, due to changes in the Cash Value. The net single premium will change annually. Only the Basic Death Benefit is paid if there is an outstanding Policy Loan when the Insured dies.

•	Guaranteed Minimum Death Benefit: Until the insured’s age 75, the GMDB is the greater of premiums paid (less partial surrenders) or the highest Cash Value on a Policy anniversary (adjusted for subsequent partial surrenders). At age 75, the GMDB remains fixed for the remainder of the Policy. For Policies issued after age 74, the GMDB will be the premiums paid less partial surrenders. If you take a partial surrender, the GMDB is reduced on a “dollar for dollar” basis. If you have an outstanding Policy Loan, the Guaranteed Minimum Death Benefit will terminate. If you have an outstanding Policy Loan when the Insured Dies, the Death Benefit Proceeds will be based on the Basic Death Benefit. However, if you repay the Policy Loan before the Insured Dies, we will reinstate the Guaranteed Minimum Death Benefit.

As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured’s death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary or a contingent beneficiary. If the beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the Owner or the Owner’s estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options.

Death Benefit Proceeds equal:

•      the death benefit (described above); minus

•      any past due monthly deductions; minus

•      any outstanding Policy loan on the date of death; minus

•      any interest you owe on the Policy loan(s), minus

•      any payments under the Accelerated Death Benefit Rider (see below).

If all or part of the death benefit proceeds are paid in one sum, we will pay interest on this sum only if required by applicable state law, from the date we receive due proof of the insured’s death to the date we make payment.

The Specified Amount shown in the hypothetical illustrations in this prospectus and on the policy schedule page of your Policy is the Basic Death benefit on the Policy Date.

Accelerated Death Benefit Rider

You may exercise the simplified issue Accelerated Death Benefit Rider for long-term care, if such rider was purchased with the Policy. The Accelerated Death Benefit accelerates payment of a portion of the Death Benefit under the Policy that may be payable monthly to the Owner as reimbursement of certain actual charges incurred by the Insured for long-term care. The Insured becomes eligible for benefits under the Accelerated Death Benefit Rider by being certified as a chronically ill individual and by being confined to a nursing or assisted living facility, or by receiving home health care from a home health agency or adult or adult day care in an adult day care center. Unless the state where we issued your Policy requires otherwise, we will charge an additional premium which is equal to 3% of the life insurance premium paid for your Policy if you purchase the optional Accelerated Death Benefit Rider.

The Death Benefit under the Policy will be reduced by the amount paid under the Accelerated Death Benefit Rider. If the Insured dies while the Policy is in force and while benefits under the rider are being paid, the remaining Death Benefit proceeds will be paid to the Beneficiary and no further payments under this rider will be made to you. However, if the entire Death Benefit proceeds are paid under the terms of the rider prior to the Insured’s death, the Policy will terminate and there will be no Death Benefit payable upon the Insured’s death.

Benefits under the Accelerated Death Benefit Rider are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney on specific points of interest to you.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available on request from our Office.

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Terminal Illness Accelerated Death Benefit Rider

You may exercise the single sum Terminal Illness Accelerated Death Benefit if the Insured has been diagnosed with a terminal condition (a disease or injury that is expected to result in death within 12 months).

The Terminal Illness Accelerated Death Benefit equals the present value of a portion of the Death Benefit elected by the Owner, up to a maximum of 100% of the Death Benefit, less any indebtedness under the contract. At the time of payment of the Terminal Illness Accelerated Death Benefit, we will provide you with revised specification pages, which reflect the reduction of values and benefits. The Terminal Illness Accelerated Death Benefit can only be elected once. The rider will terminate when the benefit is paid.

We reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. Benefits under the Terminal Illness Accelerated Death Benefit are not intended to be considered taxable income to you. However, benefits paid under this rider may be considered taxable income to you. We urge you to consult your personal tax advisor or attorney.

Full and Partial Surrenders

Full Surrenders

You may make a written request to surrender your Policy for its Cash Surrender Value as calculated at the end of the Valuation Date when we receive your request.

Full Surrender Conditions:

•   The insured must be alive and the Policy must be in force when you make your written request. A surrender   is effective as of the date when we receive your written request. We may require that you return the Policy.

• You will incur a surrender charge of 7% of any premium payments made within 6 years before the surrender.

• Once you surrender your Policy, all coverage and other benefits under it cease.
• We will pay you the Cash Surrender Value in a lump sum within seven days unless you request other arrangements.

Surrendering the Policy may have adverse tax consequences. See federal Tax Considerations—Tax Treatment of Policy Benefits.

Partial Surrenders

You may request a partial surrender of a portion of your Cash Value subject to certain conditions.

•	You must make your partial surrender request to us in writing.

•	You must request at least $500.

•	You may withdraw up to the Policy’s gain (Cash Value minus premiums) free of charge after the first Policy year.

•	At least $5,000 of Cash Surrender Value must remain in the Policy after the partial surrender.

•	We assess a surrender charge equal to 7% of the whole amount surrendered in the first Policy year.

•	We assess a surrender charge equal to 7% of the portion of any partial surrender after the first Policy year that exceeds the gain and is attributable to a premium payment made within 6 years before the partial surrender.

•	We deduct the surrender charge from the remaining Cash Value.

You can specify the subaccount(s) and fixed account from which to make the partial surrender; otherwise we will deduct the amount (including any partial surrender charge) from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

→

If you have an outstanding Variable Interest Policy Loan which exceeds 50% of the Cash Surrender Value—and your partial surrender causes your Fixed Account (excluding any DCA amounts) to fall below two times the excess of your Variable Interest Policy Loan minus 50% of the Cash Surrender Value, we then must secure all or a portion of your Policy Loan by automatically transferring the required amount from your Cash Value held in the Variable Account to

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the Fixed Account or you cannot make the partial surrender.

→	If you have an outstanding Fixed Account Policy Loan your Policy Loan has already been secured by your Cash Value held in the Loan Reserve in the Fixed Account and you can make a partial surrender of up to the amount remaining in the Cash Surrender Value for the policy, subject to the rules outlined above.

→	We will process the partial surrender at the unit values next determined after we receive your request.

→	We generally will pay a partial surrender request within seven days after the Valuation Date when we receive the request.

Partial surrenders may have adverse tax consequences. See Federal Tax Considerations—Tax Treatment of Policy Benefits.

Canceling a Policy

You may cancel a Policy during the free-look period by returning it to Transamerica at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, or to the agent who sold it. The free-look period generally expires 10 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund either (a) an amount equal to the Cash Value plus any charges we deducted, or (b) where required by state law, we will refund all premiums paid for the Policy.

Loans

General

While the Policy is in force, you may borrow money from us using the Policy as the only security for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

To request a Policy Loan, you must complete our Policy Loan Request from and send it to our Office. We cannot process your request until you have completed all items on that form.

A Policy Loan affects the Policy because we reduce the Death Benefit proceeds and Cash Surrender Value under the Policy by the amount of any outstanding Policy Loan plus interest you owe on the Policy Loans. Repaying the Policy Loan causes the Death Benefit proceeds and Cash Surrender Value to increase by the amount of the repayment.

There are risks involved in taking a Policy Loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding Policy Loans, are not achieved. If the Policy is a Modified Endowment Contract (“MEC”), the Policy Loan will be treated as a distribution from the Policy for federal income tax purposes to the extent of gain in the Policy. A Policy Loan may also have possible adverse tax consequences that could occur if a Policy is surrendered or lapses with Policy Loans outstanding.

Fixed Account Policy Loan

Collateral:

You may take a Fixed Account Policy Loan against the Policy for amounts from $500 up to 90% of the Cash Value net of any surrender charge, minus outstanding loans and any interest you owe. To secure the Fixed Account Policy Loan, we transfer an amount equal to the loan from the variable account and the fixed account to the loan account, which is a part of the fixed account. If your loan application does not specify any allocation instructions, we will transfer the loan from the subaccounts and the fixed account on a pro-rata basis (that is, according to the percentage of Cash Value contained in each subaccount and the fixed account).

Amounts in the loan account earn interest at the guaranteed minimum rate of 3% per year, compounded annually. We may credit the loan account with an interest rate different than the fixed account. We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions.

You may repay all or part of your outstanding loans at any time. Loan repayments must be at least $500, and must be clearly marked as “loan repayments” or they will be credited as premiums if they meet minimum premium requirements. Upon each loan

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repayment, we will transfer an amount equal to the loan repayment from the loan account to the fixed and/or variable account according to your current premium allocation schedule.

We deduct any unpaid loans from the Cash Surrender Value and death benefit proceeds payable on the insured’s death. If any unpaid loan, including interest you owe, equals or exceeds the Cash Value, causing the Cash Surrender Value to become zero, then your Policy will enter a 61-day grace period.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

Interest Rate:

We currently charge you an interest rate of 4.50% (the guaranteed maximum is 6%) per year on your loan. Interest is due and payable at the end of each calendar quarter, or, if earlier, on the date of any loan increase or repayment. Unpaid interest becomes part of the outstanding loan and accrues interest accordingly. We reserve the right to change the interest rate on any new and existing loans. However, the interest rate will never be raised above the guaranteed rate of 6%.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Fixed Account Policy Loan provision may not be available in all states.

Variable Interest Policy Loan

You may take a Variable Interest Policy Loan against the Policy while it is in force. The amount of your Policy Loan may not be greater than 90% of the Cash Value of the Policy less the applicable Surrender Charge as of the date of the Policy Loan request, less any Outstanding Loan amount. The Outstanding Loan amount is the total Policy Loan payoff amount, including accrued loan interest and any new loan(s). The minimum amount of any Policy Loan request is $500. Our Policy Loan review procedure generally results in making a Policy Loan within 7 days after review of the request. However, in certain circumstances, we may be required to defer making a Policy Loan for not more than six (6) months after the Policy Loan request is made.

The Loan Date is the date that we process your Policy Loan request. The Policy Loan may be repaid at any time while the Policy is in force.

Collateral:

The Policy is the only Collateral that we require for your Variable Interest Policy Loan. The Cash Value of the Policy becomes the Collateral for the repayment of the Policy Loan. For a Policy Loan of up to 50% of the Cash Value of the Policy, you may choose to have the Collateral in the Fixed Account, the Variable Account or both the Fixed and Variable Accounts. For a Policy Loan greater than 50% of the Cash Surrender Value of the Policy, an amount of Collateral must remain in the Fixed Account equal to two times the portion of the Policy Loan that exceeds 50% of the Cash Surrender Value of the Policy. If the amount in the Fixed Account is not sufficient to meet this requirement, the additional amount necessary will be transferred automatically from the Variable Account to the Fixed Account on a pro-rata basis, according to your existing fund allocation instructions.

We will reevaluate Policy values whenever any of the following occurs:

→	A new Policy Loan or an addition to an existing Policy Loan is taken;

→	A partial withdrawal is processed;

→	A benefit is paid under the Acceleration of Death Benefit Rider; or

→	A transfer is made from the Fixed Account to the Variable Account.

We will not automatically transfer amounts from the Fixed Account to the Variable Account. You may request a transfer from the Fixed Account to the Variable Account within 30 days after a Variable Interest Policy Loan repayment. A transfer to the Variable Account following a Policy Loan repayment may be for any amount up to the amount of the repayment. No transfer to the Variable Account will be permitted to the extent that such transfer would result in the Fixed Account being less than the required amount.

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Interest Rate:

We will charge interest on the Policy Loan while it is outstanding. We may adjust the rate of interest at the end of a calendar quarter. The rate will not exceed the greater of (i) the “Published Monthly Average” for the calendar month ending two months before the date on which the rate is determined; or (ii) the interest rated used to determine cash surrender value in the Fixed Account under the Policy during the applicable period plus 1% per year. The “Published Monthly Average” is Moody’s Corporate Bond Yield Average—Monthly Average Corporates as published by Moody’s Investors Service, Inc., for the calendar month ending two months before the date on which the maximum rate is to be determined. (In the event that the Moody’s Corporate Bond Yield Average—Monthly Average Corporates is no longer published, a substantially similar average, established by regulation by the Iowa Commissioner of Insurance will be instituted.)

We will notify you of the initial interest rate to be charged on the loan at the time a Policy Loan is made. We will notify you in advance of any change in the interest rate applicable to any existing Policy Loan(s). Interest on your Policy Loan is payable in arrears. Interest is due at the end of each calendar quarter. Any interest not paid when due will be added to the Policy Loan at the end of each calendar quarter.

The Guaranteed Minimum Death Benefit will not be paid if the Insured dies while a Loan is Outstanding. Instead, the death benefit under the Policy will be the Basic Death Benefit. The Guaranteed Minimum Death Benefit will be reinstated if all outstanding Policy Loans are repaid before Insured’s death.

This Variable Interest Policy Loan provision may not be available in all states.

Policy Lapse and Reinstatement

Lapse

If you have no outstanding Policy loans, then we guarantee that your Policy will not lapse, regardless of investment performance. If you do have an outstanding loan, then certain circumstances will cause your Policy to enter a grace period during which you must make a sufficient payment to keep your Policy in force:

•	If you have an outstanding Policy loan and your Policy’s Cash Surrender Value becomes zero (or negative), then the Policy will enter a 61-day grace period.

If your Policy enters into a grace period, we will mail a notice to your last known address and to any assignee of record. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits. The payment must be sufficient enough to cause the Cash Surrender Value to exceed zero, after deducting all due and unpaid monthly deductions and outstanding loans.

Reinstatement

You may not reinstate your Policy if it lapses unless we issued your Policy in a state which requires that the Policy include a reinstatement provision. If your Policy was issued in a state which requires that the Policy include a reinstatement provision, then you may request a reinstatement of a lapsed Policy within five years of the date of lapse (and prior to the Maturity Date). To reinstate a Policy, you must:

•	submit a written application for reinstatement;

•	provide evidence of insurability satisfactory to us; and

•	make a premium payment that is large enough to cover the sum of:

→	the monthly deductions not previously paid during the grace period, plus

→	$10,000.

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We will not reinstate any outstanding loans (including interest you owe). The amount in the loan account on the reinstatement date will be zero. Your Cash Surrender Value on the reinstatement date will equal the premium you pay at reinstatement minus the sum of:

(1)	monthly deductions to cover the grace period;
(2)	one additional monthly deduction; and
(3)	any surrender charge.

The reinstatement date for your Policy will be the monthly date on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the “IRS”). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (“Code”) in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary’s gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and Cash Values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over variable account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

In addition, the Code requires that the investments of the separate account be “adequately diversified” in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the death benefit under a Policy generally should be excludible from the beneficiary’s gross income. Federal, state and local transfer, estate, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary’s circumstances. You should consult a tax advisor on these consequences.

Generally, you will not be deemed to be in constructive receipt of the Cash Value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a “Modified Endowment Contract” (“MEC”). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

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Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The Policy will generally be classified as a MEC, although some policies issued in exchange for life insurance policies are not. You should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

•	All distributions other than death benefits from a MEC, including distributions upon surrender and partial surrenders, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the Owner’s investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

•	Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•	A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary.

•	If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions (other than Death Benefits) from Policies that are not MECS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be treated as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner’s income when a taxable distribution occurs.

Investment in the Policy. Your investment in the Policy is generally the sum of premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or the taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

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Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally non-taxable and not subject to withholding.

Policy loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative tax, if the Policy Owner is subject to that tax.

Long-Term Care Acceleration Death Benefit Rider. We believe that the benefits received under this rider will generally be excludible from gross income, except in certain business contexts. However, taxability of the benefits can also be affected by other factors such as the amount of other long-term care insurance on the Insured. You should consult a tax advisor about the consequences of adding this rider to your Policy.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Special Rules for Pension Plans and Section 403(b) Plans. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state income and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Other Policy Information

Extending the Maturity Date

You may request to extend the Maturity Date for your Policy. You must make your request in writing and we must receive it at least 90 days, but no more than 180 days, prior to the scheduled Maturity Date. After you extend the Maturity Date, we will automatically extend your Maturity Date every year unless you direct us in writing to do otherwise. Interest on any outstanding Policy loan will continue to accrue during the period for which the Maturity Date is extended.

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The Cash Value at the Maturity Date will be equal to the death benefit, less any indebtedness. If you choose to extend the Maturity Date, the Cash Value will continue to earn interest and no monthly deductions will be deducted from the Cash Value.

The tax consequences of continuing a Policy beyond the Insured’s age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

Payments We Make

We usually pay the amounts of any surrender, partial surrender, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (SEC); or

•	the SEC permits, by an order or less formal interpretation (e.g., no-action letter), the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the variable account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, partial surrenders, death benefit proceeds, or payments under a payment option until such check or draft has been honored.

Federal and/or state laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or block or ‘freeze’ your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, or continue making payments under your death benefit option.

If a Policy or account is frozen, the Policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator. We also may be required to provide additional information about your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Cash Surrender Value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Cash Surrender Value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the Cash Surrender Value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee’s beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”). The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

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Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Policy Termination

Your Policy will terminate on the earliest of:

→ the maturity date (insured’s age 100)	→ the end of the grace period without a sufficient payment
→ the date the insured dies	→ the date you surrender the Policy

Additional Information

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (AFSG), the principal underwriter of the Policy. AFSG is located at 4425 North River Blvd. NE, Cedar Rapids, Iowa 52402, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

Associate Policies

The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their spouse or minor children. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Legal Proceedings

Like other life insurance companies, we are involved in lawsuits. We are not aware of any class action lawsuits naming us as a defendant or involving the variable account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that there are no pending or threatened lawsuits that are likely to have a material adverse impact on us, the Variable Account or AFSG.

Financial Statements

The financial statements of Transamerica and the Variable Account are included in the SAI.

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Table of Contents of the Statement of Additional Information

Glossary
The	Policy—General Provisions

Ownership Rights

Our Right to Contest the Policy

Suicide Exclusion

Misstatement of Age or Gender

Modifying the Policy

Mixed and Shared Funding

Addition, Deletion, or Substitution of Investments

Additional Information

Payment Options

Additional Information about Transamerica and the Variable Account

Legal Matters

Variations in Policy Provisions

Personalized Illustrations of Policy Benefits

Sales of the Policies

Report to Owners

Records

Independent Auditors

Experts

Financial Statements

Underwriters

Underwriting Standards

IMSA

Performance Data

Other Performance Data in Advertising Sales Literature

Transamerica’s Published Ratings

Legacy Builder Variable Life Separate Account

Transamerica Life Insurance Company

29

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly administration charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

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Subaccount

A subdivision of the Legacy Builder Variable Life Separate Account. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A (formerly Legacy Builder Variable Life Separate Account). It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

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Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy Values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the Death Benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the Insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Policy Value.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, Iowa 52406-3183

1-800-525-6205

(Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time)

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant’s file numbers are listed below.

SEC File No. 333-86231/811-9115

32

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR LEGACY BUILDER PLUS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

LEGACY BUILDER PLUS

issued through

Separate Account VUL-A

by

Transamerica Life Insurance Company

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499

1-800-525-6205

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Legacy Builder Plus flexible premium variable life insurance policy offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205 (Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time), or by writing to the administrative office at, Transamerica Life, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the

AEGON Transamerica Series Fund, Inc. — Initial and Service Class, AIM Variable Insurance Funds — Series I Shares,

Dreyfus Stock Index Fund — Initial Class, Dreyfus Variable Investment Fund, Dreyfus Variable Investment

Fund — Initial Class, MFS® Variable Insurance Trust, Oppenheimer Variable Account Funds, and

Variable Insurance Products Funds (VIP) — Service Class 2.

Glossary	1
The Policy—General Provisions	3
Ownership Rights	3
Our Right to Contest the Policy	4
Suicide Exclusion	4
Misstatement of Age or Gender	4
Modifying the Policy	4
Mixed and Shared Funding	4
Addition, Deletion, or Substitution of Investments	5
Additional Information	5
Payment Options	5
Additional Information about Transamerica and the Variable Account	5
Legal Matters	6
Variations in Policy Provisions	6
Personalized Illustrations of Policy Benefits	6
Sale of the Policies	6
Reports to Owners	7
Records	7
Independent Auditors	7
Experts	7
Financial Statements	7
Underwriters	8
Underwriting Standards	8
IMSA	9
Performance Data	9
Other Performance Data in Advertising Sales Literature	9
Transamerica’s Published Ratings	10
Index to Financial Statements	10
Legacy Builder Variable Life Separate Account	10
Transamerica Life Insurance Company	52

i

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

1

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A (formerly Legacy Builder Variable Life Separate Account). It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy — General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The owner may exercise certain rights described below.

Changing the Owner

•	You may change the owner by providing a written request to us at any time while the insured is alive.

•	The change takes effect on the date that the written request is received and accepted by us.

•	We are not liable for any actions we take before we receive the written request.

•	Changing the owner does not automatically change the beneficiary or the insured.

•	Changing the owner may have tax consequences.

Selecting and Changing the Beneficiary

•	You designate the beneficiary (the person to receive the death benefit when the insured dies) in the application.

•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

•	If both the beneficiary and contingent beneficiary die before the insured, then we will pay the death benefit to the owner or the owner’s estate once the insured dies.

•	You can change the beneficiary by providing us with a written request while the insured is living.

•	The change in beneficiary is effective after it has been recorded in our Office and as of the date you sign the written request.

•	We are not liable for any actions we take before we receive the written request.

Assigning the Policy

•	You may assign Policy rights while the insured is alive.

•	The owner retains any ownership rights that are not assigned.

•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

•	Claims under any assignment are subject to proof of interest and the extent of the assignment.

•	If you assign your Policy as collateral for a loan, you should consider that loans secured by this Policy are treated as distributions and could be subject to income tax and a 10% penalty if you are under age 59½.

•	We are not:

ð	bound by any assignment unless we receive a written notice of the assignment;

ð	responsible for the validity of any assignment; or

ð	liable for any actions we take before we receive written notice of the assignment.

•	Assigning the Policy may have tax consequences.

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Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for you and/or the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured’s lifetime for two years from the Policy Date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy Date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans, and less any partial surrenders previously paid.

Misstatement of Age or Gender

If the insured’s age or gender was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and gender based on the most recent deduction for cost of insurance. If the insured’s age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the insured’s correct age and gender.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or

•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

•	to reflect a change in the variable account’s operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

In issuing this Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud or non-payment of a Monthly Deduction, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured’s lifetime for two years after:

(a)    the Policy Date;

(b)    the effective date of any increase in the Specified Amount (and then only for the increased amount); or

(c)    the effective date of any reinstatement.

Mixed and Shared Funding

In addition to the variable account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable

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annuity separate accounts to invest in the portfolios simultaneously. Although neither Transamerica nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a fund’s Board of Directors (Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, then variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the Variable Account. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Variable Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other Variable Accounts, or subaccounts.

Additional Information

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available upon request.

Additional Information about Transamerica and the Variable Account

Transamerica Life Insurance Company is a stock life insurance company that is a wholly-owned indirect subsidiary of AEGON USA, Inc. AEGON USA, Inc. is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation that is a publicly traded international insurance group. Transamerica’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

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Transamerica was incorporated in 1961 under Iowa law and is subject to regulation by the Iowa Commissioner of Insurance. Transamerica is engaged in the business of issuing life insurance policies and annuity contracts, and is licensed to do business in the District of Columbia, Guam and all states except New York. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. Transamerica has filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold. Transamerica intends to reinsure a portion of the risks assumed under the Policies.

Transamerica holds the assets of the variable account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sale of portfolio shares by each of the subaccounts. A blanket bond in the amount of $10 million (subject to a $1 million deductible), covering directors, officers and all employees of AEGON USA, Inc. and its affiliates has been issued to Transamerica and its affiliates. A Stockbrokers Blanket Bond, issued to AEGON USA providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million (subject to a $50,000 deductible).

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the federal securities laws. Thomas E. Pierpan, Esq., Vice President, Assistant Secretary and Division General Counsel of Transamerica, has passed upon all matters of Iowa law pertaining to the Policy.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific differences as any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request showing the death benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Cash Value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (“AFSG”), the principal underwriter of the Policy. Both AFSG and Transamerica are indirect subsidiaries of AEGON U.S. Corporation. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other

6

services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the Fixed Account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to policy owners or the Variable Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Policies as compensation for providing certain recordkeeping services.

During fiscal years 2002, 2001 and 2000, AFSG received $5,147, $23,492 and $18,799, respectively, as sales compensation with respect to all Policies issued through the Variable Account. No amounts were retained by AFSG.

Reports to Owners

Once each calendar quarter, we plan to mail to Owners at their last known address a report showing the following information as of the end of the report period:

✓ the current Cash Value	✓ any activity since the last report (e.g., premiums paid, withdrawals, deductions, loans or loan repayments, and other transactions)
✓ the current Cash Surrender Value

✓ the current death benefit

✓ any other information required by law

We may amend these reporting procedures at any time, and/or provide less frequent reports.

Records

We will maintain all records relating to the Variable Account and the Fixed Account.

Independent Auditors

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the Variable Account and Transamerica for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

Experts

Actuarial matters included in the prospectus have been examined by Nik Godon, Vice President of Transamerica, located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, as stated in the opinion filed as an exhibit to the Registration Statement.

Financial Statements

Transamerica’s statutory-basis financial statements and schedules appear on the following pages. Transamerica’s statutory-basis financial statements and schedules should be distinguished from the variable account’s financial statements and schedules and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

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Underwriters

Underwriting Standards

Your cost of insurance charge will vary by the Insured’s gender, issue age on the Policy Date, length of time from the Policy Date, and rate class. We currently place Insureds into the following rate classes:

•	Approved-Preferred Non-Tobacco

•	Approved Non-Tobacco

•	Approved-Rated Non-Tobacco

•	Approved-Rated II Non-Tobacco

•	Approved-Preferred Tobacco

•	Approved Tobacco

•	Approved-Rated Tobacco

•	Approved-Rated II Tobacco

Simplified Issue Guidelines.

If simplified issue underwriting is used, then in the second and subsequent Policy years, you will have different options depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the simplified issue limit and the amount paid in the first Policy year, but not more than the amount paid in the first Policy year, with no additional underwriting. This option is only available if no partial withdrawals have been taken.

2.	Pay an amount that exceeds the limit in option (1) up to your attained Age times 1,500 subject to simplified issue underwriting. “Attained Age” is defined as the insured’s age on the Policy Date, plus the number of completed Policy years since the Policy Date.

3.	Pay an amount that exceeds the limit in option (2) on a fully underwritten basis.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

Fully Underwritten Guidelines.

If full underwriting is used, then in the second and subsequent Policy years, you will have different options available to you depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the underwriting premium and the amount paid in the first Policy year. The underwriting premium is the total premium that you designate yourself to be underwritten for. This option is only available if no partial withdrawals have been taken and if the underwriting premium actually exceeds total premium paid in the first Policy year.

2.	Pay an amount that exceeds the limit in option (1) up to the attained Age times 1,500 subject to simplified issue underwriting. Note that this option may not exist if the limit in (1) exceeds the attained Age times 1,500.

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3.	Pay an amount that exceeds the greater of the limit in options (1) and (2) on a fully underwritten basis.

With respect to both options 2 and 3, the premium will not be accepted if you do not qualify for the underwriting class under which the Policy was issued.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than the simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)

2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each Subaccount’s performance to the performance of:

•	other variable life issuers in general;

•	variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s Personal Finance, and Fortune);

ð	Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor’s Index of 500 Common Stocks, or other widely recognized indices;

ð	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

•	other types of investments, such as:

ð	certificates of deposit;

ð	savings accounts and U.S. Treasuries;

ð	certain interest rate and inflation indices (e.g., the Consumer Price Index); or

ð	indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

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Transamerica’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the Separate Account, the Subaccounts, the funds or their portfolios, or to their performance.

Legacy Builder Variable Life Separate Account:

Report of Independent Auditors, dated January 31, 2003

Statements of Assets and Liabilities at December 31, 2002

Statements of Operations for the year ended December 31, 2002

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

Notes to the Financial Statements

Transamerica Life Insurance Company:

Report of Independent Auditors, dated February 14, 2003

Statutory-Basis Balance Sheets at December 31, 2002 and 2001

Statutory-Basis Statements of Operations for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2002, 2001 and 2000

Notes to Financial Statements—Statutory-Basis

Statutory-Basis Financial Statement Schedules

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Report of Independent Auditors

The Board of Directors and Contract Owners

of Legacy Builder Plus,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the Legacy Builder Variable Life Separate Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index, Dreyfus VIF—Money Market, Dreyfus VIF—Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Emerging Growth, Janus Global, Janus Growth, Transamerica Equity, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP High Income, Fidelity—VIP Contrafund®, Fidelity—VIP Investment Grade Bond, Fidelity—VIP Growth & Income, Fidelity—VIP Balanced, and Fidelity—VIP Mid Cap subaccounts), which are available for investment by contract owners of Legacy Builder Plus, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

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In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Legacy Builder Variable Life Separate Account which are available for investment by contract owners of Legacy Builder Plus at December 31, 2002, and the results of their operations for the year then ended and changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/    Ernst & Young LLP

Des Moines, Iowa

January 31, 2003

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Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares	3,157.403	6,750.375	3,335.901	8,187.018	1,781.946

Cost	$74,263	$81,527	$75,924	$184,040	$56,508

Investments in mutual funds, at net asset value	$51,876	$83,705	$56,677	$132,793	$40,040
Receivable for units sold	—	—	—	2	1

Total assets	51,876	83,705	56,677	132,795	40,041

Liabilities
Payable for units redeemed	41	1	22	—	—

	$51,835	$83,704	$56,655	$132,795	$40,041

Net Assets:
Deferred annuity contracts terminable by owners	$51,835	$83,704	$56,655	$132,795	$40,041

Total net assets	$51,835	$83,704	$56,655	$132,795	$40,041

Accumulation units outstanding	107,915	66,535	104,208	265,146	62,518

Accumulation unit value	$0.480337	$1.258053	$0.543672	$0.500837	$0.640471

See accompanying notes.

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Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus VIF—Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares	103,129.540	4,453.586	5,851.110	6,625.510	18,486.795

Cost	$103,130	$74,756	$108,386	$94,812	$337,207

Investments in mutual funds, at net asset value	$103,130	$63,464	$69,687	$71,423	$316,864
Receivable for units sold	—	—	—	1	1

Total assets	103,130	63,464	69,687	71,424	316,865

Liabilities
Payable for units redeemed	1	—	—	—	—

	$103,129	$63,464	$69,687	$71,424	$316,865

Net Assets:
Deferred annuity contracts terminable by owners	$103,129	$63,464	$69,687	$71,424	$316,865

Total net assets	$103,129	$63,464	$69,687	$71,424	$316,865

Accumulation units outstanding	94,847	77,121	208,782	127,854	277,681

Accumulation unit value	$1.087323	$0.822909	$0.333779	$0.558632	$1.141110

See accompanying notes.

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Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount
Assets
Investment in securities:
Number of shares	7,079.627	7,531.800	4,294.813	6,902.514	4,814.824

Cost	$123,430	$165,758	$149,901	$130,496	$40,462

Investments in mutual funds, at net asset value	$85,168	$133,313	$114,328	$105,747	$36,159
Receivable for units sold	—	—	1	1	—

Total assets	85,168	133,313	114,329	105,748	36,159

Liabilities
Payable for units redeemed	—	22	—	—	—

	$85,168	$133,291	$114,329	$105,748	$36,159

Net Assets:
Deferred annuity contracts terminable by owners	$85,168	$133,291	$114,329	$105,748	$36,159

Total net assets	$85,168	$133,291	$114,329	$105,748	$36,159

Accumulation units outstanding	148,831	210,695	188,858	153,664	38,638

Accumulation unit value	$0.572246	$0.632627	$0.605369	$0.688174	$0.935852

See accompanying notes.

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Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	21,826.503	4,416.092	29.910	1,494.931	4,181.985

Cost	$97,106	$86,723	$1,165	$52,345	$68,708

Investments in mutual funds, at net asset value	$99,747	$57,409	$394	$34,204	$57,460
Receivable for units sold	—	—	—	—	1

Total assets	99,747	57,409	394	34,204	57,461

Liabilities
Payable for units redeemed	—	23	—	—	—

	$99,747	$57,386	$394	$34,204	$57,461

Net Assets:
Deferred annuity contracts terminable by owners	$99,747	$57,386	$394	$34,204	$57,461

Total net assets	$99,747	$57,386	$394	$34,204	$57,461

Accumulation units outstanding	88,333	173,314	946	100,782	109,141

Accumulation unit value	$1.129217	$0.331110	$0.415991	$0.339389	$0.526485

See accompanying notes.

16

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Investment Grade Bond Subaccount
Assets
Investment in securities:
Number of shares	10,975.394	4,402.285	3,909.100	1,811.984	17,006.723

Cost	$226,213	$144,531	$22,692	$37,588	$216,614

Investments in mutual funds, at net asset value	$197,557	$102,177	$22,946	$32,525	$230,781
Receivable for units sold	1	—	—	—	—

Total assets	197,558	102,177	22,946	32,525	230,781

Liabilities
Payable for units redeemed	—	42	—	—	—

	$197,558	$102,135	$22,946	$32,525	$230,781

Net Assets:
Deferred annuity contracts terminable by owners	$197,558	$102,135	$22,946	$32,525	$230,781

Total net assets	$197,558	$102,135	$22,946	$32,525	$230,781

Accumulation units outstanding	234,549	213,297	31,775	45,038	181,284

Accumulation unit value	$0.842288	$0.478838	$0.722145	$0.722163	$1.273033

See accompanying notes.

17

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	849.004	4,619.363	3,633.806

Cost	$11,732	$62,843	$67,990

Investments in mutual funds, at net asset value	$9,110	$55,663	$63,192
Receivable for units sold	—	1	—

Total assets	9,110	55,664	63,192

Liabilities
Payable for units redeemed	—	—	—

	$9,110	$55,664	$63,192

Net Assets:
Deferred annuity contracts terminable by owners	$9,110	$55,664	$63,192

Total net assets	$9,110	$55,664	$63,192

Accumulation units outstanding	12,419	65,710	66,011

Accumulation unit value	$0.733518	$0.847108	$0.957300

See accompanying notes.

18

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,548	$236	$532
Expenses:
Administrative, mortality and expense risk charges	466	326	478	1,147

Net investment income (loss)	(466)	1,222	(242)	(615)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	18,709	2,691	15,090	50,087
Cost of investments sold	34,713	2,506	23,215	74,608

Net realized capital gains (losses) on investments	(16,004)	185	(8,125)	(24,521)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,337)	21	(14,622)	(18,070)
End of period	(22,387)	2,178	(19,247)	(51,247)

Net change in unrealized appreciation/depreciation of investments	(4,050)	2,157	(4,625)	(33,177)

Net realized and unrealized capital gains (losses) on investments	(20,054)	2,342	(12,750)	(57,698)

Increase (decrease) in net assets from operations	$(20,520)	$3,564	$(12,992)	$(58,313)

See accompanying notes.

19

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Dreyfus Stock Index Subaccount	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$653	$1,434	$155	$—
Expenses:
Administrative, mortality and expense risk charges	364	738	480	669

Net investment income (loss)	289	696	(325)	(669)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,500	67,417	19,702	33,992
Cost of investments sold	14,149	67,417	21,931	54,759

Net realized capital gains (losses) on investments	(4,649)	—	(2,229)	(20,767)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,559)	—	405	(21,604)
End of period	(16,468)	—	(11,292)	(38,699)

Net change in unrealized appreciation/depreciation of investments	(8,909)	—	(11,697)	(17,095)

Net realized and unrealized capital gains (losses) on investments	(13,558)	—	(13,926)	(37,862)

Increase (decrease) in net assets from operations	$(13,269)	$696	$(14,251)	$(38,531)

See accompanying notes.

20

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount
Net investment income (loss)
Income:
Dividends	$228	$4,729	$2,846	$848
Expenses:
Administrative, mortality and expense risk charges	640	2,200	747	1,135

Net investment income (loss)	(412)	2,529	2,099	(287)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,749	—	—
Proceeds from sales	30,963	69,439	22,290	41,727
Cost of investments sold	56,834	76,955	43,371	51,432

Net realized capital gains (losses) on investments	(25,871)	(3,767)	(21,081)	(9,705)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,470)	(2,941)	(26,064)	(1,154)
End of period	(23,389)	(20,343)	(38,262)	(32,445)

Net change in unrealized appreciation/depreciation of investments	(919)	(17,402)	(12,198)	(31,291)

Net realized and unrealized capital gains (losses) on investments	(26,790)	(21,169)	(33,279)	(40,996)

Increase (decrease) in net assets from operations	$(27,202)	$(18,640)	$(31,180)	$(41,283)

See accompanying notes.

21

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$628	$1,079	$3,026	$3,864
Expenses:
Administrative, mortality and expense risk charges	862	1,013	252	551

Net investment income (loss)	(234)	66	2,774	3,313

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	15,985	63,800	3,474	1,654
Cost of investments sold	21,404	74,600	4,236	1,734

Net realized capital gains (losses) on investments	(5,419)	(10,800)	(762)	(80)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,930)	(5,294)	(1,055)	528
End of period	(35,573)	(24,749)	(4,303)	2,641

Net change in unrealized appreciation/depreciation of investments	(31,643)	(19,455)	(3,248)	2,113

Net realized and unrealized capital gains (losses) on investments	(37,062)	(30,255)	(4,010)	2,033

Increase (decrease) in net assets from operations	$(37,296)	$(30,189)	$(1,236)	$5,346

See accompanying notes.

22

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$68	$12	$—	$—
Expenses:
Administrative, mortality and expense risk charges	649	4	438	643

Net investment income (loss)	(581)	8	(438)	(643)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	39,848	9	45,096	72,655
Cost of investments sold	69,240	26	100,034	95,295

Net realized capital gains (losses) on investments	(29,392)	(17)	(54,938)	(22,640)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,118)	(635)	(50,122)	(7,374)
End of period	(29,314)	(771)	(18,141)	(11,248)

Net change in unrealized appreciation/depreciation of investments	(10,196)	(136)	31,981	(3,874)

Net realized and unrealized capital gains (losses) on investments	(39,588)	(153)	(22,957)	(26,514)

Increase (decrease) in net assets from operations	$(40,169)	$(145)	$(23,395)	$(27,157)

See accompanying notes.

23

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$1,880	$152	$1,847	$276
Expenses:
Administrative, mortality and expense risk charges	1,090	822	169	271

Net investment income (loss)	790	(670)	1,678	5

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,709	—	—	—
Proceeds from sales	7,010	26,765	19,298	7,965
Cost of investments sold	9,100	42,341	21,721	9,034

Net realized capital gains (losses) on investments	619	(15,576)	(2,423)	(1,069)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,789)	(13,788)	(1,257)	(2,093)
End of period	(28,656)	(42,354)	254	(5,063)

Net change in unrealized appreciation/depreciation of investments	(25,867)	(28,566)	1,511	(2,970)

Net realized and unrealized capital gains (losses) on investments	(25,248)	(44,142)	(912)	(4,039)

Increase (decrease) in net assets from operations	$(24,458)	$(44,812)	$766	$(4,034)

See accompanying notes.

24

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$4,183	$137	$1,696	$714
Expenses:
Administrative, mortality and expense risk charges	1,138	74	432	596

Net investment income (loss)	3,045	63	1,264	118

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,835	201	1,283	46,932
Cost of investments sold	9,336	267	1,485	50,352

Net realized capital gains (losses) on investments	499	(66)	(202)	(3,420)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,884	(682)	(88)	2,906
End of period	14,167	(2,622)	(7,180)	(4,798)

Net change in unrealized appreciation/depreciation of investments	11,283	(1,940)	(7,092)	(7,704)

Net realized and unrealized capital gains (losses) on investments	11,782	(2,006)	(7,294)	(11,124)

Increase (decrease) in net assets from operations	$14,827	$(1,943)	$(6,030)	$(11,006)

See accompanying notes.

25

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Government Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(466)	$(394)	$1,222	$93
Net realized capital gains (losses) on investments	(16,004)	(2,500)	185	2
Net change in unrealized appreciation/depreciation of investments	(4,050)	(10,474)	2,157	(19)

Increase (decrease) in net assets from operations	(20,520)	(13,368)	3,564	76

Contract transactions
Net contract purchase payments	21,246	—	24,664	—
Transfer payments from (to) other subaccounts or general account	(1,703)	22,374	48,184	7,361
Contract terminations, withdrawals, and other deductions	(2,060)	(585)	—	—
Contract maintenance charges	(1,658)	(935)	(1,182)	(24)

Increase (decrease) in net assets from contract transactions	15,825	20,854	71,666	7,337

Net increase (decrease) in net assets	(4,695)	7,486	75,230	7,413

Net assets:
Beginning of the period	56,530	49,044	8,474	1,061

End of the period	$51,835	$56,530	$83,704	$8,474

See accompanying notes.

26

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	AIM V.I. Core Equity Subaccount		AIM V.I. Premier Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(242)	$(419)	$(615)	$(851)
Net realized capital gains (losses) on investments	(8,125)	(1,576)	(24,521)	(3,975)
Net change in unrealized appreciation/depreciation of investments	(4,625)	(13,201)	(33,177)	(14,607)

Increase (decrease) in net assets from operations	(12,992)	(15,196)	(58,313)	(19,433)

Contract transactions
Net contract purchase payments	—	5,350	16,268	28,163
Transfer payments from (to) other subaccounts or general account	(668)	52,530	21,982	101,592
Contract terminations, withdrawals, and other deductions	(839)	—	(11,730)	—
Contract maintenance charges	(1,252)	(1,220)	(3,086)	(2,947)

Increase (decrease) in net assets from contract transactions	(2,759)	56,660	23,434	126,808

Net increase (decrease) in net assets	(15,751)	41,464	(34,879)	107,375

Net assets:
Beginning of the period	72,406	30,942	167,674	60,299

End of the period	$56,655	$72,406	$132,795	$167,674

See accompanying notes.

27

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Dreyfus Stock Index Subaccount		Dreyfus VIF—Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$289	$212	$696	$1,068
Net realized capital gains (losses) on investments	(4,649)	(2,615)	—	—
Net change in unrealized appreciation/depreciation of investments	(8,909)	(3,622)	—	—

Increase (decrease) in net assets from operations	(13,269)	(6,025)	696	1,068

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(5,895)	11,053	46,003	45,812
Contract terminations, withdrawals, and other deductions	(186)	(614)	—	—
Contract maintenance charges	(962)	(976)	(1,975)	(724)

Increase (decrease) in net assets from contract transactions	(7,043)	9,463	44,028	45,088

Net increase (decrease) in net assets	(20,312)	3,438	44,724	46,156

Net assets:
Beginning of the period	60,353	56,915	58,405	12,249

End of the period	$40,041	$60,353	$103,129	$58,405

See accompanying notes.

28

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Dreyfus VIF—Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(325)	$(162)	$(669)	$(583)
Net realized capital gains (losses) on investments	(2,229)	(156)	(20,767)	(21,449)
Net change in unrealized appreciation/depreciation of investments	(11,697)	420	(17,095)	(7,861)

Increase (decrease) in net assets from operations	(14,251)	102	(38,531)	(29,893)

Contract transactions
Net contract purchase payments	20,923	25,025	18,300	40,606
Transfer payments from (to) other subaccounts or general account	31,045	4,705	20,840	17,048
Contract terminations, withdrawals, and other deductions	(7,330)	—	(12,543)	(577)
Contract maintenance charges	(1,551)	(935)	(1,897)	(2,215)

Increase (decrease) in net assets from contract transactions	43,087	28,795	24,700	54,862

Net increase (decrease) in net assets	28,836	28,897	(13,831)	24,969

Net assets:
Beginning of the period	34,628	5,731	83,518	58,549

End of the period	$63,464	$34,628	$69,687	$83,518

See accompanying notes.

29

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	MFS Research Subaccount		MFS Total Return Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(412)	$(527)	$2,529	$738
Net realized capital gains (losses) on investments	(25,871)	5,520	(3,767)	2,602
Net change in unrealized appreciation/depreciation of investments	(919)	(20,171)	(17,402)	(3,854)

Increase (decrease) in net assets from operations	(27,202)	(15,178)	(18,640)	(514)

Contract transactions
Net contract purchase payments	—	3,850	89,726	29,425
Transfer payments from (to) other subaccounts or general account	789	81,739	87,500	131,460
Contract terminations, withdrawals, and other deductions	(169)	(598)	(14,781)	(1,003)
Contract maintenance charges	(1,633)	(1,299)	(7,080)	(2,909)

Increase (decrease) in net assets from contract transactions	(1,013)	83,692	155,365	156,973

Net increase (decrease) in net assets	(28,215)	68,514	136,725	156,459

Net assets:
Beginning of the period	99,639	31,125	180,140	23,681

End of the period	$71,424	$99,639	$316,865	$180,140

See accompanying notes.

30

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	MFS Utilities Subaccount		Oppenheimer Global Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$2,099	$2,217	$(287)	$(172)
Net realized capital gains (losses) on investments	(21,081)	2,673	(9,705)	(6,091)
Net change in unrealized appreciation/depreciation of investments	(12,198)	(26,398)	(31,291)	(1,858)

Increase (decrease) in net assets from operations	(31,180)	(21,508)	(41,283)	(8,121)

Contract transactions
Net contract purchase payments	—	156	57,941	57,625
Transfer payments from (to) other subaccounts or general account	4,683	108,886	17,828	41,046
Contract terminations, withdrawals, and other deductions	(73)	(325)	(7,244)	—
Contract maintenance charges	(2,017)	(1,604)	(3,966)	(3,121)

Increase (decrease) in net assets from contract transactions	2,593	107,113	64,559	95,550

Net increase (decrease) in net assets	(28,587)	85,605	23,276	87,429

Net assets:
Beginning of the period	113,755	28,150	110,015	22,586

End of the period	$85,168	$113,755	$133,291	$110,015

See accompanying notes.

31

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(234)	$(261)	$66	$(492)
Net realized capital gains (losses) on investments	(5,419)	(8,905)	(10,800)	(8,573)
Net change in unrealized appreciation/depreciation of investments	(31,643)	(3,312)	(19,455)	(3,774)

Increase (decrease) in net assets from operations	(37,296)	(12,478)	(30,189)	(12,839)

Contract transactions
Net contract purchase payments	11,000	30,358	6,659	25,858
Transfer payments from (to) other subaccounts or general account	46,566	39,958	(42,819)	127,027
Contract terminations, withdrawals, and other deductions	—	—	(4,471)	(1,245)
Contract maintenance charges	(2,278)	(2,583)	(2,486)	(3,339)

Increase (decrease) in net assets from contract transactions	55,288	67,733	(43,117)	148,301

Net increase (decrease) in net assets	17,992	55,255	(73,306)	135,462

Net assets:
Beginning of the period	96,337	41,082	179,054	43,592

End of the period	$114,329	$96,337	$105,748	$179,054

See accompanying notes.

32

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Oppenheimer High Income Subaccount		Oppenheimer Strategic Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$2,774	$1,491	$3,313	$463
Net realized capital gains (losses) on investments	(762)	(1,222)	(80)	(837)
Net change in unrealized appreciation/depreciation of investments	(3,248)	(849)	2,113	571

Increase (decrease) in net assets from operations	(1,236)	(580)	5,346	197

Contract transactions
Net contract purchase payments	4,000	14,652	4,000	11,271
Transfer payments from (to) other subaccounts or general account	8,700	3,263	49,800	30,555
Contract terminations, withdrawals, and other deductions	(113)	(344)	—	—
Contract maintenance charges	(692)	(661)	(1,344)	(1,064)

Increase (decrease) in net assets from contract transactions	11,895	16,910	52,456	40,762

Net increase (decrease) in net assets	10,659	16,330	57,802	40,959

Net assets:
Beginning of the period	25,500	9,170	41,945	986

End of the period	$36,159	$25,500	$99,747	$41,945

See accompanying notes.

33

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Van Kampen Emerging Growth Subaccount		Janus Global Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(581)	$(526)	$8	$1
Net realized capital gains (losses) on investments	(29,392)	(18,660)	(17)	(14)
Net change in unrealized appreciation/depreciation of investments	(10,196)	(6,787)	(136)	(155)

Increase (decrease) in net assets from operations	(40,169)	(25,973)	(145)	(168)

Contract transactions
Net contract purchase payments	2,132	7,501	—	—
Transfer payments from (to) other subaccounts or general account	(5,843)	80,714	2	1
Contract terminations, withdrawals, and other deductions	(219)	(874)	—	—
Contract maintenance charges	(2,042)	(1,708)	(6)	(7)

Increase (decrease) in net assets from contract transactions	(5,972)	85,633	(4)	(6)

Net increase (decrease) in net assets	(46,141)	59,660	(149)	(174)

Net assets:
Beginning of the period	103,527	43,867	543	717

End of the period	$57,386	$103,527	$394	$543

See accompanying notes.

34

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Janus Growth Subaccount		Transamerica Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(438)	$(527)	$(643)	$(539)
Net realized capital gains (losses) on investments	(54,938)	(1,153)	(22,640)	(1,089)
Net change in unrealized appreciation/depreciation of investments	31,981	(24,554)	(3,874)	(6,168)

Increase (decrease) in net assets from operations	(23,395)	(26,234)	(27,157)	(7,796)

Contract transactions
Net contract purchase payments	18,300	13,851	32,659	47,400
Transfer payments from (to) other subaccounts or general account	(7,153)	11,043	(56,681)	62,210
Contract terminations, withdrawals, and other deductions	(18,208)	—	—	—
Contract maintenance charges	(1,840)	(1,725)	(2,033)	(2,170)

Increase (decrease) in net assets from contract transactions	(8,901)	23,169	(26,055)	107,440

Net increase (decrease) in net assets	(32,296)	(3,065)	(53,212)	99,644

Net assets:
Beginning of the period	66,500	69,565	110,673	11,029

End of the period	$34,204	$66,500	$57,461	$110,673

See accompanying notes.

35

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Equity-Income Subaccount		Fidelity—VIP Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$790	$(390)	$(670)	$(720)
Net realized capital gains (losses) on investments	619	(226)	(15,576)	(4,690)
Net change in unrealized appreciation/depreciation of investments	(25,867)	(2,897)	(28,566)	(11,162)

Increase (decrease) in net assets from operations	(24,458)	(3,513)	(44,812)	(16,572)

Contract transactions
Net contract purchase payments	—	10,220	7,000	44,755
Transfer payments from (to) other subaccounts or general account	121,320	100,249	27,004	39,703
Contract terminations, withdrawals, and other deductions	(3,793)	—	(1,245)	—
Contract maintenance charges	(2,546)	(1,645)	(2,160)	(2,573)

Increase (decrease) in net assets from contract transactions	114,981	108,824	30,599	81,885

Net increase (decrease) in net assets	90,523	105,311	(14,213)	65,313

Net assets:
Beginning of the period	107,035	1,724	116,348	51,035

End of the period	$197,558	$107,035	$102,135	$116,348

See accompanying notes.

36

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP High Income Subaccount		Fidelity—VIP Contrafund® Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,678	$480	$5	$(129)
Net realized capital gains (losses) on investments	(2,423)	(504)	(1,069)	(2,289)
Net change in unrealized appreciation/depreciation of investments	1,511	(1,073)	(2,970)	(1,747)

Increase (decrease) in net assets from operations	766	(1,097)	(4,034)	(4,165)

Contract transactions
Net contract purchase payments	9,150	5,350	1,246	21,604
Transfer payments from (to) other subaccounts or general account	17,404	1,283	(3,088)	1,203
Contract terminations, withdrawals, and other deductions	(9,907)	—	—	—
Contract maintenance charges	(571)	(215)	(789)	(1,059)

Increase (decrease) in net assets from contract transactions	16,076	6,418	(2,631)	21,748

Net increase (decrease) in net assets	16,842	5,321	(6,665)	17,583

Net assets:
Beginning of the period	6,104	783	39,190	21,607

End of the period	$22,946	$6,104	$32,525	$39,190

See accompanying notes.

37

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Investment Grade Bond Subaccount		Fidelity—VIP Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$3,045	$(124)	$63	$(44)
Net realized capital gains (losses) on investments	499	452	(66)	11
Net change in unrealized appreciation/depreciation of investments	11,283	2,796	(1,940)	(671)

Increase (decrease) in net assets from operations	14,827	3,124	(1,943)	(704)

Contract transactions
Net contract purchase payments	34,432	19,862	—	11,249
Transfer payments from (to) other subaccounts or general account	118,457	46,286	—	1
Contract terminations, withdrawals, and other deductions	(4,233)	—	—	—
Contract maintenance charges	(2,960)	(1,427)	(127)	(323)

Increase (decrease) in net assets from contract transactions	145,696	64,721	(127)	10,927

Net increase (decrease) in net assets	160,523	67,845	(2,070)	10,223

Net assets:
Beginning of the period	70,258	2,413	11,180	957

End of the period	$230,781	$70,258	$9,110	$11,180

See accompanying notes.

38

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Balanced Subaccount		Fidelity—VIP Mid Cap Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,264	$230	$118	$(345)
Net realized capital gains (losses) on investments	(202)	(163)	(3,420)	(1,948)
Net change in unrealized appreciation/depreciation of investments	(7,092)	(81)	(7,704)	1,734

Increase (decrease) in net assets from operations	(6,030)	(14)	(11,006)	(559)

Contract transactions
Net contract purchase payments	—	—	1	14,130
Transfer payments from (to) other subaccounts or general account	34,631	17,868	2,787	27,082
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(853)	(273)	(1,538)	(1,497)

Increase (decrease) in net assets from contract transactions	33,778	17,595	1,250	39,715

Net increase (decrease) in net assets	27,748	17,581	(9,756)	39,156

Net assets:
Beginning of the period	27,916	10,335	72,948	33,792

End of the period	$55,664	$27,916	$63,192	$72,948

See accompanying notes.

39

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Legacy Builder Variable Life Separate Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of Legacy Builder Plus.

Subaccount Investment by Fund:

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund

AIM V.I. Government Securities Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund:

Dreyfus VIF—Money Market Portfolio

Dreyfus VIF—Small Company Stock Portfolio

MFS® Variable Insurance TrustSM:

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Variable Account Funds:

Oppenheimer Global Securities Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Strategic Bond Fund/VA

AEGON/Transamerica Series Fund, Inc.:

Van Kampen Emerging Growth

Janus Global

Janus Growth

Transamerica Equity

Variable Insurance Products Fund (VIP)—Service Class 2:

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP High Income Portfolio

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Investment Grade Bond Portfolio

Fidelity—VIP Growth & Income Portfolio

Fidelity—VIP Balanced Portfolio

Fidelity—VIP Mid Cap Portfolio

40

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002 Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

The following name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
AIM V.I. Core Equity Fund	AIM V.I. Growth & Income Fund
AIM V.I. Premier Equity Fund	AIM V.I. Value Fund
Transamerica Equity	Transamerica VIF—Growth Portfolio

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

41

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	$25,746	$18,709
AIM V.I. Government Securities Fund	75,580	2,691
AIM V.I. Core Equity Fund	3,086	15,090
AIM V.I. Premier Equity Fund	72,908	50,087
Dreyfus Stock Index Fund	2,747	9,500
Dreyfus Variable Investment Fund:
Dreyfus VIF—Money Market Portfolio	112,143	67,417
Dreyfus VIF—Small Company Stock Portfolio	62,464	19,702
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	58,030	33,992
MFS Research Series	29,542	30,963
MFS Total Return Series	231,080	69,439
MFS Utilities Series	26,987	22,290
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	95,934	41,727
Oppenheimer Capital Appreciation Fund/VA	71,042	15,985
Oppenheimer Main Street Growth & Income Fund/VA	20,752	63,800
Oppenheimer High Income Fund/VA	18,143	3,474
Oppenheimer Strategic Bond Fund/VA	57,423	1,654
AEGON/Transamerica Series Fund, Inc.:
Van Kampen Emerging Growth	26,459	39,848
Janus Global	13	9
Janus Growth	35,766	45,096
Transamerica Equity	45,959	72,655
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Equity-Income Portfolio	125,491	7,010
Fidelity—VIP Growth Portfolio	47,511	26,765
Fidelity—VIP High Income Portfolio	37,052	19,298
Fidelity—VIP Contrafund® Portfolio	5,339	7,965
Fidelity—VIP Investment Grade Bond Portfolio	158,573	9,835
Fidelity—VIP Growth & Income Portfolio	138	201
Fidelity—VIP Balanced Portfolio	36,324	1,283
Fidelity—VIP Mid Cap Portfolio	48,299	46,932

42

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2001	58,373	969	36,522	72,324	59,687
Units purchased	—	—	16,100	35,897	—
Units redeemed and transferred	29,988	6,358	58,965	123,523	12,927

Units outstanding at December 31, 2001	88,361	7,327	111,587	231,744	72,614
Units purchased	33,252	19,388	—	24,068	—
Units redeemed and transferred	(13,698)	39,820	(7,379)	9,334	(10,096)

Units outstanding at December 31, 2002	107,915	66,535	104,208	265,146	62,518

	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2001	11,707	5,424	76,131	32,618	19,436
Units purchased	—	24,150	64,866	3,754	23,119
Units redeemed and transferred	42,388	3,960	23,510	97,223	106,035

Units outstanding at December 31, 2001	54,095	33,534	164,507	133,595	148,590
Units purchased	—	20,600	35,195	—	72,835
Units redeemed and transferred	40,752	22,987	9,080	(5,741)	56,256

Units outstanding at December 31, 2002	94,847	77,121	208,782	127,854	277,681

43

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

44

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount
Units outstanding at January 1, 2001	28,371	24,089	42,747	45,523	9,608
Units purchased	—	74,809	30,379	27,585	14,303
Units redeemed and transferred	124,035	35,502	42,401	136,597	2,486

Units outstanding at December 31, 2001	152,406	134,400	115,527	209,705	26,397
Units purchased	—	71,633	13,658	8,178	4,030
Units redeemed and transferred	(3,575)	4,662	59,673	(64,219)	8,211

Units outstanding at December 31, 2002	148,831	210,695	188,858	153,664	38,638

	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2001	969	58,334	969	101,590	13,218
Units purchased	10,182	22,576	—	17,870	62,634
Units redeemed and transferred	28,462	126,827	(11)	16,825	86,388

Units outstanding at December 31, 2001	39,613	207,737	958	136,285	162,240
Units purchased	3,651	5,626	—	35,679	48,738
Units redeemed and transferred	45,069	(40,049)	(12)	(71,182)	(101,837)

Units outstanding at December 31, 2002	88,333	173,314	946	100,782	109,141

45

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Investment Grade Bond Subaccount
Units outstanding at January 1, 2001	1,583	60,110	972	23,322	2,224
Units purchased	9,546	67,260	5,983	25,097	17,300
Units redeemed and transferred	93,367	40,736	1,712	272	40,785

Units outstanding at December 31, 2001	104,496	168,106	8,667	48,691	60,309
Units purchased	—	10,683	12,576	1,604	28,498
Units redeemed and transferred	130,053	34,508	10,532	(5,257)	92,477

Units outstanding at December 31, 2002	234,549	213,297	31,775	45,038	181,284

	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	972	10,741	30,188
Units purchased	11,718	—	14,352
Units redeemed and transferred	(111)	19,046	23,512

Units outstanding at December 31, 2001	12,579	29,787	68,052
Units purchased	—	—	—
Units redeemed and transferred	(160)	35,923	(2,041)

Units outstanding at December 31, 2002	12,419	65,710	66,011

46

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AIM V.I. Capital Appreciation	12/31/2002 12/31/2001	107,915 88,361	$0.48 0.64	$51,835 56,530	0.00 0.00%	1.30 1.30%	(24.92 (23.85	)% )
AIM V.I. Government Securities	12/31/2002 12/31/2001	66,535 7,327	1.26 1.16	83,704 8,474	3.57 5.59	1.30 1.30	8.78 5.62
AIM V.I. Core Equity	12/31/2002 12/31/2001	104,208 111,587	0.54 0.65	56,655 72,406	0.37 0.06	1.30 1.30	(16.21 (23.41	) )
AIM V.I. Premier Equity	12/31/2002 12/31/2001	265,146 231,744	0.50 0.72	132,795 167,674	0.34 0.16	1.30 1.30	(30.78 (13.22	) )
Dreyfus Stock Index	12/31/2002 12/31/2001	62,518 72,614	0.64 0.83	40,041 60,353	1.33 1.13	1.30 1.30	(22.94 (12.84	) )
Dreyfus VIF—Money Market	12/31/2002 12/31/2001	94,847 54,095	1.09 1.08	103,129 58,405	1.49 3.72	1.30 1.30	0.71 3.19
Dreyfus VIF—Small Company Stock	12/31/2002 12/31/2001	77,121 33,534	0.82 1.03	63,464 34,628	0.25 0.05	1.30 1.30	(20.31 (2.27	) )
MFS Emerging Growth	12/31/2002 12/31/2001	208,782 164,507	0.33 0.51	69,687 83,518	0.00 0.00	1.30 1.30	(34.25 (33.99	) )
MFS Research	12/31/2002 12/31/2001	127,854 133,595	0.56 0.75	71,424 99,639	0.26 0.01	1.30 1.30	(25.10 (21.84	) )
MFS Total Return	12/31/2002 12/31/2001	277,681 148,590	1.14 1.21	316,865 180,140	1.62 1.42	1.30 1.30	(5.87 (0.50	) )
MFS Utilities	12/31/2002 12/31/2001	148,831 152,406	0.57 0.75	85,168 113,755	2.82 3.67	1.30 1.30	(23.33 (24.77	) )
Oppenheimer Global Securities	12/31/2002 12/31/2001	210,695 134,400	0.63 0.82	133,291 110,015	0.56 0.54	1.30 1.30	(22.72 (12.70	) )

47

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Oppenheimer Capital Appreciation	12/31/2002 12/31/2001	188,858 115,527	$0.61 0.83	$114,329 96,337	0.55 0.41%	1.30 1.30%	(27.40 (13.23	)% )
Oppenheimer Main Street Growth & Income	12/31/2001 12/31/2001	153,664 209,705	0.69 0.85	105,748 179,054	0.79 0.39	1.30 1.30	(19.40 (10.83	) )
Oppenheimer High Income	12/31/2002 12/31/2001	38,638 26,397	0.94 0.97	36,159 25,500	9.04 7.67	1.30 1.30	(3.12 1.21)
Oppenheimer Strategic Bond	12/31/2002 12/31/2001	88,333 39,613	1.13 1.06	99,747 41,945	5.19 2.55	1.30 1.30	6.64 4.06
Van Kampen Emerging Growth	12/31/2002 12/31/2001	173,314 207,737	0.33 0.50	57,386 103,527	0.08 0.09	1.30 1.30	(33.56 (33.73	) )
Janus Global	12/31/2002 12/31/2001	946 958	0.42 0.57	394 543	2.59 0.89	1.30 1.30	(26.57 (23.42	) )
Janus Growth	12/31/2002 12/31/2001	100,782 136,285	0.34 0.49	34,204 66,500	0.00 0.00	1.30 1.30	(30.45 (28.74	) )
Transamerica Equity	12/31/2002 12/31/2001	109,141 162,240	0.53 0.68	57,461 110,673	0.00 0.00	1.30 1.30	(22.82 (18.24	) )
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001	234,549 104,496	0.84 1.02	197,558 107,035	1.31 0.16	1.30 1.30	(17.77 (5.93	) )
Fidelity—VIP Growth	12/31/2002 12/31/2001	213,297 168,106	0.48 0.69	102,135 116,348	0.14 0.04	1.30 1.30	(30.81 (18.48	) )
Fidelity—VIP High Income	12/31/2002 12/31/2001	31,775 8,667	0.72 0.70	22,946 6,104	8.63 11.27	1.30 1.30	2.53 (12.59)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001	45,038 48,691	0.72 0.80	32,525 39,190	0.76 0.39	1.30 1.30	(10.28 (13.12	) )

48

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Fidelity—VIP Investment Grade Bond	12/31/2002 12/31/2001	181,284 60,309	$1.27 1.16	$230,781 70,258	2.78 0.50%	1.30 1.30%	9.28 7.36%
Fidelity—VIP Growth & Income	12/31/2002 12/31/2001	12,419 12,579	0.73 0.89	9,110 11,180	1.38 0.17	1.30 1.30	(17.46 (9.69	) )
Fidelity—VIP Balanced	12/31/2002 12/31/2001	65,710 29,787	0.85 0.94	55,664 27,916	3.05 2.04	1.30 1.30	(9.61 (2.60	) )
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001	66,011 68,052	0.96 1.07	63,192 72,948	0.90 0.00	1.30 1.30	(10.70 (4.24	) )

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

49

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

50

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Janus Global	$394
Fidelity—VIP Growth & Income	696

6. Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a monthly charge from the cash value of the policy from each subaccount to cover administrative expenses. This administration charge is $2.50 per month for policies with a cash value less than $50,000. An additional monthly administration charge of 0.55% of the assets in the variable account is charged during the first ten policy years. Transamerica Life also assesses a monthly cost of insurance charge for underwriting the death benefit of the policy. The cost of insurance charge depends on a number of variables that would cause it to vary from policy to policy and from month to month.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 0.75% of the value of the contract owner’s individual account.

7. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable life insurance contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

51

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

52

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

53

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002—$18,313; 2001-$10,015)	250	257
Other (cost: 2002—$104,470; 2001—$91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002—$4,689; 2001—$4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

54

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

55

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

56

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

57

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405

Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

58

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

59

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

60

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

61

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

62

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

63

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

64

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

65

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

66

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

67

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

68

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

69

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

70

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

71

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

72

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

73

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

74

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

75

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

76

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798
Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

77

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

78

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

79

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

80

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

81

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed—pay floating	$3,907,327	$2,235,687
Receive floating—pay fixed	3,770,710	2,283,912
Receive floating (uncapped)—pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR)—pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

82

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

83

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets—nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

84

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets—nonadmitted are as follows:

	Year Ended December 31
	2002	2001

Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets—nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs—tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

85

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

86

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003—$770,000; 2004—$150,000; 2005—$780,000; 2006 $1,140,000; 2007—$1,370,000 and thereafter—$931,000.

87

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

88

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885

Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

89

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

90

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

91

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

92

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

93

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

94

Statutory-Basis Financial

Statement Schedules

95

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet

Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

96

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

97

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

98

PART B

INFORMATION REQUIRED IN A

STATEMENT OF ADDITIONAL INFORMATION

FOR INHERITANCE BUILDER PLUS

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2003

INHERITANCE BUILDER PLUS

issued through

Separate Account VUL-A

by

Transamerica Life Insurance Company

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499

1-800-525-6205

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the Inheritance Builder Plus flexible premium variable life insurance policy offered by Transamerica Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-525-6205 (Monday – Friday from 8:00 a.m. – 4:30 p.m. Central time), or by writing to the administrative office at, Transamerica Life, 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the

AEGON/Transamerica Series Fund, Inc. – Service Class.

Glossary	1
The Policy — General Provisions	3
Ownership Rights	3
Our Right to Contest the Policy	4
Suicide Exclusion	4
Misstatement of Age or Gender	4
Modifying the Policy	4
Mixed and Shared Funding	4
Addition, Deletion, or Substitution of Investments	5
Additional Information	5
Payment Options	5
Additional Information about Transamerica and the Variable Account	5
Legal Matters	6
Variations in Policy Provisions	6
Personalized Illustrations of Policy Benefits	6
Sale of the Policies	6
Reports to Owners	7
Records	7
Independent Auditors	7
Experts	7
Financial Statements	7
Underwriters	8
Underwriting Standards	8
IMSA	9
Performance Data	9
Other Performance Data in Advertising Sales Literature	9
Transamerica’s Published Ratings	10
Index to Financial Statements	10
Legacy Builder Variable Life Separate Account	10
Transamerica Life Insurance Company	52

i

Glossary

Cash Value

The sum of your Policy’s value in the subaccounts and the fixed account (including amounts held in the fixed account to secure any Fixed Account Policy Loans).

Cash Surrender Value

The amount we pay when you surrender your Policy. It is equal to: (1) the Cash Value as of the date of surrender; minus (2) any surrender charge; minus (3) any outstanding Policy loan; minus (4) any loan interest you owe.

Death benefit proceeds

The amount we will pay to the beneficiary when we receive proof of the insured’s death. We will reduce the proceeds by the amount of any outstanding loans (including any interest you owe), and any due and unpaid monthly deductions.

Fixed Account Collateral

The Cash Value held in the Loan Reserve of the Fixed Account that is used to secure a Fixed Account Policy Loan.

Fixed Account Policy Loan

A Policy Loan secured by the Cash Value held in the Loan Reserve, which is part of the Fixed Account.

Initial premium

The amount you must pay before insurance coverage begins under this Policy. Your Policy’s schedule page shows the initial premium. It must be at least $10,000.

Insured

The person whose life is insured by this Policy.

Lapse

If the Policy has an outstanding loan and it does not have enough Cash Value to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on the loan(s)), the Policy will enter a 61-day grace period. The Policy will lapse (terminate without value) if you do not make a sufficient payment by the end of a grace period.

Maturity Date

The Policy anniversary when the insured reaches age 100 and life insurance coverage under this Policy ends. You may elect to continue the Policy beyond insured’s age 100 under the extended maturity provision. However, the extended maturity provision may not be available in all states.

Monthly Date

This is the same day of each month as the Policy Date. If there is no Valuation Date in a calendar month that coincides with the Policy Date, the Monthly Date is the next Valuation Date. On each Monthly Date, we determine Policy charges and deduct them from the Cash Value.

Monthly Deduction

The amount we deduct from the Cash Value each month. The monthly deduction includes the cost of insurance charge, and any monthly charge to cover administrative expenses.

Net Premium

The amount we receive as premium, less the premium expense charge.

Office

Our administrative and service office is Financial Markets Division, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183; or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001. The telephone number is 1-800-525-6205.

Owner (you, your)

The person entitled to exercise all rights as owner under the Policy.

Policy Date

The date when we complete our underwriting process, full life insurance coverage goes into effect, we issue the Policy, and we begin to deduct the Monthly Deductions. Your Policy’s schedule page shows the Policy Date. The free look period begins on the Policy Date. We measure Policy months, years, and anniversaries from the Policy Date.

Premiums

All payments you make under the Policy other than loan repayments.

Reallocation Date

The date shown on the Policy schedule page when we reallocate any premium (plus interest) held in the fixed account to the subaccounts and fixed account as you directed in your application. The Reallocation Date varies by state according to a state’s free look requirement. In states that require a full refund of premium upon exercise of the free look right, the Reallocation Date is 5 days after the end of the free look period. In other states, the Reallocation Date is the Policy Date.

Subaccount

A subdivision of the Separate Account VUL-A. We invest each subaccount’s assets exclusively in shares of one investment portfolio.

Surrender

To cancel the Policy by signed request from the owner.

Valuation Date

Each day that both the New York Stock Exchange and Transamerica Life Insurance Company are open for business, except for any days when a subaccount’s corresponding investment portfolio does not value its shares. As of the date of this prospectus, there are no days when both the New York Stock Exchange and Transamerica are open for business and an investment portfolio does not value its shares.

Valuation Period

The period beginning at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time on each Valuation Date) on one Valuation Date and continuing to the close of business on the next Valuation Date.

Variable Account

Separate Account VUL-A. It is a separate investment account that is divided into subaccounts, each of which invests in a corresponding portfolio of a designated mutual fund.

Variable Interest Policy Loan

A Policy Loan secured by the Cash Value held in the Variable Account, the Fixed Account or both the Fixed and Variable Accounts.

Written Notice

The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified, and (3) be received at our Office.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner’s estate. The owner may exercise certain rights described below.

Changing the Owner

•	You may change the owner by providing a written request to us at any time while the insured is alive.
•	The change takes effect on the date that the written request is received and accepted by us.
•	We are not liable for any actions we take before we receive the written request.
•	Changing the owner does not automatically change the beneficiary or the insured.
•	Changing the owner may have tax consequences.

Selecting and Changing the Beneficiary

•	You designate the beneficiary (the person to receive the death benefit when the insured dies) in the application.
•	If you designate more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
•	If both the beneficiary and contingent beneficiary die before the insured, then we will pay the death benefit to the owner or the owner’s estate once the insured dies.
•	You can change the beneficiary by providing us with a written request while the insured is living.
•	The change in beneficiary is effective after it has been recorded in our Office and as of the date you sign the written request.
•	We are not liable for any actions we take before we receive the written request.

Assigning the Policy

•	You may assign Policy rights while the insured is alive.
•	The owner retains any ownership rights that are not assigned.
•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.
•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
•	If you assign your Policy as collateral for a loan, you should consider that loans secured by this Policy are treated as distributions and could be subject to income tax and a 10% penalty if you are under age 59½.
•	We are not:
→	bound by any assignment unless we receive a written notice of the assignment;
→	responsible for the validity of any assignment; or
→	liable for any actions we take before we receive written notice of the assignment.
•	Assigning the Policy may have tax consequences.

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for you and/or the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured’s lifetime for two years from the Policy Date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy Date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any loans, and less any partial surrenders previously paid.

Misstatement of Age or Gender

If the insured’s age or gender was stated incorrectly in the application or any supplemental application, we will adjust the death benefit to the amount that would have been payable at the correct age and gender based on the most recent deduction for cost of insurance. If the insured’s age has been overstated or understated, we will calculate future monthly deductions using the cost of insurance based on the insured’s correct age and gender.

Modifying the Policy

Only one of our officers may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•	to conform the Policy, our operations, or the variable account’s operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our company or the variable account is subject; or
•	to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or
•	to reflect a change in the variable account’s operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

In issuing this Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy’s validity or may resist a claim under the Policy.

In the absence of fraud or non-payment of a Monthly Deduction, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the Insured’s lifetime for two years after:

(a) the Policy Date;

(b) the effective date of any increase in the Specified Amount (and then only for the increased amount); or

(c) the effective date of any reinstatement.

Mixed and Shared Funding

In addition to the variable account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither Transamerica nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity contract owners, each fund’s Board of Directors (or Trustees) will monitor events in order to identify any material conflicts between the interests of such variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a fund’s Board of Directors (Trustees) were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, then variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the Variable Account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities for the Variable Account from other portfolios. We reserve the right to transfer Variable Account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the Variable Account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the Variable Account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other Variable Accounts, or subaccounts.

Additional Information

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. Information concerning these settlement options is available upon request.

Additional Information about Transamerica and the Variable Account

Transamerica Life Insurance Company is a stock life insurance company that is a wholly-owned indirect subsidiary of AEGON USA, Inc. AEGON USA, Inc. is a wholly owned indirect subsidiary of AEGON N.V., a Netherlands corporation that is a publicly traded international insurance group. Transamerica’s home office is located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1961 under Iowa law and is subject to regulation by the Iowa Commissioner of Insurance. Transamerica is engaged in the business of issuing life insurance policies and annuity contracts, and is licensed to do business in the District of Columbia, Guam and all states except New York. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. Transamerica has filed the Policy described in this prospectus with insurance officials in those jurisdictions in which the Policy is sold. Transamerica intends to reinsure a portion of the risks assumed under the Policies.

Transamerica holds the assets of the variable account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sale of portfolio shares by each of the subaccounts. A blanket bond in the amount of $10 million (subject to a $1 million deductible), covering directors, officers and all employees of AEGON USA, Inc. and its affiliates has been issued to Transamerica and its affiliates. A Stockbrokers Blanket Bond, issued to AEGON USA providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million (subject to a $50,000 deductible).

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the federal securities laws. Thomas E. Pierpan, Esq., Vice President, Assistant Secretary and Division General Counsel of Transamerica, has passed upon all matters of Iowa law pertaining to the Policy.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the general description in the prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Policy for specific differences as any such state variations will be included in your Policy or in riders or endorsements attached to your Policy. See your agent or contact us for specific information that may be applicable in your state.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations without charge and upon request showing the death benefit, Cash Surrender Value and Cash Value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or Cash Value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation (“AFSG”), the principal underwriter of the Policy. Both AFSG and Transamerica are indirect subsidiaries of AEGON U.S. Corporation. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. (“NASD”). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The maximum sales commission payable to Transamerica agents or other registered representatives will be approximately 7% of the initial premium. In addition, certain production, persistency and managerial bonuses may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the Fixed Account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to policy owners or the Variable Account.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

AFSG Securities Corporation (“AFSG”), the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the funds held for the Policies as compensation for providing certain recordkeeping services.

During fiscal years 2002, 2001 and 2000, AFSG received $5,147, $23,492 and $18,799, respectively, as sales compensation with respect to all Policies issued through the Variable Account. No amounts were retained by AFSG.

Reports to Owners

Once each calendar quarter, we plan to mail to Owners at their last known address a report showing the following information as of the end of the report period:

✓	the current Cash Value	✓	any activity since the last report (e.g., premiums paid,withdrawals, deductions, loans or loan repayments,and other transactions)any other information required by law
✓	the current Cash Surrender Value
✓	the current death benefit
✓	any other information required by law

We may amend these reporting procedures at any time, and/or provide less frequent reports.

Records

We will maintain all records relating to the Variable Account and the Fixed Account.

Independent Auditors

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the Variable Account and Transamerica for the year ended December 31, 2002. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

Experts

Actuarial matters included in the prospectus have been examined by Nik Godon, Vice President of Transamerica, located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, as stated in the opinion filed as an exhibit to the Registration Statement.

Financial Statements

Transamerica’s statutory-basis financial statements and schedules appear on the following pages. Transamerica’s statutory-basis financial statements and schedules should be distinguished from the variable account’s financial statements and schedules and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies.

Underwriters

Underwriting Standards

Your cost of insurance charge will vary by the Insured’s gender, issue age on the Policy Date, length of time from the Policy Date, and rate class. We currently place Insureds into the following rate classes:

•	Approved-Preferred Non-Tobacco
•	Approved Non-Tobacco
•	Approved-Rated Non-Tobacco
•	Approved-Rated II Non-Tobacco
•	Approved-Preferred Tobacco
•	Approved Tobacco
•	Approved-Rated Tobacco
•	Approved-Rated II Tobacco

Simplified Issue Guidelines.

If simplified issue underwriting is used, then in the second and subsequent Policy years, you will have different options depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the simplified issue limit and the amount paid in the first Policy year, but not more than the amount paid in the first Policy year, with no additional underwriting. This option is only available if no partial withdrawals have been taken.
2.	Pay an amount that exceeds the limit in option (1) up to your attained Age times 1,500 subject to simplified issue underwriting. “Attained Age” is defined as the insured’s age on the Policy Date, plus the number of completed Policy years since the Policy Date.
3.	Pay an amount that exceeds the limit in option (2) on a fully underwritten basis.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)
2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

Fully Underwritten Guidelines.

If full underwriting is used, then in the second and subsequent Policy years, you will have different options available to you depending on your actions in the previous Policy year. In the second Policy year, you may have up to three options as follows:

1.	Pay an amount up to the difference between the underwriting premium and the amount paid in the first Policy year. The underwriting premium is the total premium that you designate yourself to be underwritten for. This option is only available if no partial withdrawals have been taken and if the underwriting premium actually exceeds total premium paid in the first Policy year.
2.	Pay an amount that exceeds the limit in option (1) up to the attained Age times 1,500 subject to simplified issue underwriting. Note that this option may not exist if the limit in (1) exceeds the attained Age times 1,500.

3.	Pay an amount that exceeds the greater of the limit in options (1) and (2) on a fully underwritten basis.

With respect to both options 2 and 3, the premium will not be accepted if you do not qualify for the underwriting class under which the Policy was issued.

In the third and subsequent Policy years you would have one or two options depending on the premium paid in the previous Policy year.

1.	IF you paid a premium in the previous Policy year, you may pay additional premium on a simplified issue basis up to the simplified issue limit (attained Age times 1,500). You may pay more than the simplified issue limit on a fully underwritten basis. (Note that the minimum additional premium that we will accept is $5,000.)
2.	IF you did not pay premium in the previous Policy year, additional premium payments can be made subject to underwriting at our discretion, including full underwriting.

IMSA

Transamerica is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each Subaccount’s performance to the performance of:

•	other variable life issuers in general;
•	variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron’s, Kiplinger’s Personal Finance, and Fortune);
→	Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
•	the Standard & Poor’s Index of 500 Common Stocks, or other widely recognized indices;
→	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
→	certificates of deposit;
→	savings accounts and U.S. Treasuries;
→	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
→	indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the Separate Account, the Subaccounts, the funds or their portfolios, or to their performance.

Legacy Builder Variable Life Separate Account:

Report of Independent Auditors, dated January 31, 2003

Statements of Assets and Liabilities at December 31, 2002

Statements of Operations for the year ended December 31, 2002

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

Notes to the Financial Statements

Transamerica Life Insurance Company:

Report of Independent Auditors, dated February 14, 2003

Statutory-Basis Balance Sheets at December 31, 2002 and 2001

Statutory-Basis Statements of Operations for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002, 2001 and 2000

Statutory-Basis Statements of Cash Flow for the years ended December 31, 2002, 2001 and 2000

Notes to Financial Statements—Statutory-Basis

Statutory-Basis Financial Statement Schedules

Report of Independent Auditors

The Board of Directors and Contract Owners

of Legacy Builder Plus,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of the Legacy Builder Variable Life Separate Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Government Securities, AIM V.I. Core Equity, AIM V.I. Premier Equity, Dreyfus Stock Index, Dreyfus VIF—Money Market, Dreyfus VIF—Small Company Stock, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Global Securities, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth & Income, Oppenheimer High Income, Oppenheimer Strategic Bond, Van Kampen Emerging Growth, Janus Global, Janus Growth, Transamerica Equity, Fidelity—VIP Equity-Income, Fidelity—VIP Growth, Fidelity—VIP High Income, Fidelity—VIP Contrafund®, Fidelity—VIP Investment Grade Bond, Fidelity—VIP Growth & Income, Fidelity—VIP Balanced, and Fidelity—VIP Mid Cap subaccounts), which are available for investment by contract owners of Legacy Builder Plus, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual funds’ transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Legacy Builder Variable Life Separate Account which are available for investment by contract owners of Legacy Builder Plus at December 31, 2002, and the results of their operations for the year then ended and changes in their net assets for the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

/s/    Ernst & Young LLP

Des Moines, Iowa

January 31, 2003

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Assets
Investment in securities:
Number of shares	3,157.403	6,750.375	3,335.901	8,187.018	1,781.946

Cost	$74,263	$81,527	$75,924	$184,040	$56,508

Investments in mutual funds, at net asset value	$51,876	$83,705	$56,677	$132,793	$40,040
Receivable for units sold	—	—	—	2	1

Total assets	51,876	83,705	56,677	132,795	40,041

Liabilities
Payable for units redeemed	41	1	22	—	—

	$51,835	$83,704	$56,655	$132,795	$40,041

Net Assets:
Deferred annuity contracts terminable by owners	$51,835	$83,704	$56,655	$132,795	$40,041

Total net assets	$51,835	$83,704	$56,655	$132,795	$40,041

Accumulation units outstanding	107,915	66,535	104,208	265,146	62,518

Accumulation unit value	$0.480337	$1.258053	$0.543672	$0.500837	$0.640471

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Dreyfus VIF—Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares	103,129.540	4,453.586	5,851.110	6,625.510	18,486.795

Cost	$103,130	$74,756	$108,386	$94,812	$337,207

Investments in mutual funds, at net asset value	$103,130	$63,464	$69,687	$71,423	$316,864
Receivable for units sold	—	—	—	1	1

Total assets	103,130	63,464	69,687	71,424	316,865

Liabilities
Payable for units redeemed	1	—	—	—	—

	$103,129	$63,464	$69,687	$71,424	$316,865

Net Assets:
Deferred annuity contracts terminable by owners	$103,129	$63,464	$69,687	$71,424	$316,865

Total net assets	$103,129	$63,464	$69,687	$71,424	$316,865

Accumulation units outstanding	94,847	77,121	208,782	127,854	277,681

Accumulation unit value	$1.087323	$0.822909	$0.333779	$0.558632	$1.141110

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount
Assets
Investment in securities:
Number of shares	7,079.627	7,531.800	4,294.813	6,902.514	4,814.824

Cost	$123,430	$165,758	$149,901	$130,496	$40,462

Investments in mutual funds, at net asset value	$85,168	$133,313	$114,328	$105,747	$36,159
Receivable for units sold	—	—	1	1	—

Total assets	85,168	133,313	114,329	105,748	36,159

Liabilities
Payable for units redeemed	—	22	—	—	—

	$85,168	$133,291	$114,329	$105,748	$36,159

Net Assets:
Deferred annuity contracts terminable by owners	$85,168	$133,291	$114,329	$105,748	$36,159

Total net assets	$85,168	$133,291	$114,329	$105,748	$36,159

Accumulation units outstanding	148,831	210,695	188,858	153,664	38,638

Accumulation unit value	$0.572246	$0.632627	$0.605369	$0.688174	$0.935852

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Assets
Investment in securities:
Number of shares	21,826.503	4,416.092	29.910	1,494.931	4,181.985

Cost	$97,106	$86,723	$1,165	$52,345	$68,708

Investments in mutual funds, at net asset value	$99,747	$57,409	$394	$34,204	$57,460
Receivable for units sold	—	—	—	—	1

Total assets	99,747	57,409	394	34,204	57,461

Liabilities
Payable for units redeemed	—	23	—	—	—

	$99,747	$57,386	$394	$34,204	$57,461

Net Assets:
Deferred annuity contracts terminable by owners	$99,747	$57,386	$394	$34,204	$57,461

Total net assets	$99,747	$57,386	$394	$34,204	$57,461

Accumulation units outstanding	88,333	173,314	946	100,782	109,141

Accumulation unit value	$1.129217	$0.331110	$0.415991	$0.339389	$0.526485

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Investment Grade Bond Subaccount
Assets
Investment in securities:
Number of shares	10,975.394	4,402.285	3,909.100	1,811.984	17,006.723

Cost	$226,213	$144,531	$22,692	$37,588	$216,614

Investments in mutual funds, at net asset value	$197,557	$102,177	$22,946	$32,525	$230,781
Receivable for units sold	1	—	—	—	—

Total assets	197,558	102,177	22,946	32,525	230,781

Liabilities
Payable for units redeemed	—	42	—	—	—

	$197,558	$102,135	$22,946	$32,525	$230,781

Net Assets:
Deferred annuity contracts terminable by owners	$197,558	$102,135	$22,946	$32,525	$230,781

Total net assets	$197,558	$102,135	$22,946	$32,525	$230,781

Accumulation units outstanding	234,549	213,297	31,775	45,038	181,284

Accumulation unit value	$0.842288	$0.478838	$0.722145	$0.722163	$1.273033

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Assets and Liabilities

December 31, 2002

	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares	849.004	4,619.363	3,633.806

Cost	$11,732	$62,843	$67,990

Investments in mutual funds, at net asset value	$9,110	$55,663	$63,192
Receivable for units sold	—	1	—

Total assets	9,110	55,664	63,192

Liabilities
Payable for units redeemed	—	—	—

	$9,110	$55,664	$63,192

Net Assets:
Deferred annuity contracts terminable by owners	$9,110	$55,664	$63,192

Total net assets	$9,110	$55,664	$63,192

Accumulation units outstanding	12,419	65,710	66,011

Accumulation unit value	$0.733518	$0.847108	$0.957300

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$—	$1,548	$236	$532
Expenses:
Administrative, mortality and expense risk charges	466	326	478	1,147

Net investment income (loss)	(466)	1,222	(242)	(615)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	18,709	2,691	15,090	50,087
Cost of investments sold	34,713	2,506	23,215	74,608

Net realized capital gains (losses) on investments	(16,004)	185	(8,125)	(24,521)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(18,337)	21	(14,622)	(18,070)
End of period	(22,387)	2,178	(19,247)	(51,247)

Net change in unrealized appreciation/depreciation of investments	(4,050)	2,157	(4,625)	(33,177)

Net realized and unrealized capital gains (losses) on investments	(20,054)	2,342	(12,750)	(57,698)

Increase (decrease) in net assets from operations	$(20,520)	$3,564	$(12,992)	$(58,313)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Dreyfus Stock Index Subaccount	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount
Net investment income (loss)
Income:
Dividends	$653	$1,434	$155	$—
Expenses:
Administrative, mortality and expense risk charges	364	738	480	669

Net investment income (loss)	289	696	(325)	(669)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,500	67,417	19,702	33,992
Cost of investments sold	14,149	67,417	21,931	54,759

Net realized capital gains (losses) on investments	(4,649)	—	(2,229)	(20,767)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(7,559)	—	405	(21,604)
End of period	(16,468)	—	(11,292)	(38,699)

Net change in unrealized appreciation/depreciation of investments	(8,909)	—	(11,697)	(17,095)

Net realized and unrealized capital gains (losses) on investments	(13,558)	—	(13,926)	(37,862)

Increase (decrease) in net assets from operations	$(13,269)	$696	$(14,251)	$(38,531)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	MFS Research Subaccount	MFS Total Return Subaccount	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount
Net investment income (loss)
Income:
Dividends	$228	$4,729	$2,846	$848
Expenses:
Administrative, mortality and expense risk charges	640	2,200	747	1,135

Net investment income (loss)	(412)	2,529	2,099	(287)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	3,749	—	—
Proceeds from sales	30,963	69,439	22,290	41,727
Cost of investments sold	56,834	76,955	43,371	51,432

Net realized capital gains (losses) on investments	(25,871)	(3,767)	(21,081)	(9,705)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(22,470)	(2,941)	(26,064)	(1,154)
End of period	(23,389)	(20,343)	(38,262)	(32,445)

Net change in unrealized appreciation/depreciation of investments	(919)	(17,402)	(12,198)	(31,291)

Net realized and unrealized capital gains (losses) on investments	(26,790)	(21,169)	(33,279)	(40,996)

Increase (decrease) in net assets from operations	$(27,202)	$(18,640)	$(31,180)	$(41,283)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Strategic Bond Subaccount
Net investment income (loss)
Income:
Dividends	$628	$1,079	$3,026	$3,864
Expenses:
Administrative, mortality and expense risk charges	862	1,013	252	551

Net investment income (loss)	(234)	66	2,774	3,313

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	15,985	63,800	3,474	1,654
Cost of investments sold	21,404	74,600	4,236	1,734

Net realized capital gains (losses) on investments	(5,419)	(10,800)	(762)	(80)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,930)	(5,294)	(1,055)	528
End of period	(35,573)	(24,749)	(4,303)	2,641

Net change in unrealized appreciation/depreciation of investments	(31,643)	(19,455)	(3,248)	2,113

Net realized and unrealized capital gains (losses) on investments	(37,062)	(30,255)	(4,010)	2,033

Increase (decrease) in net assets from operations	$(37,296)	$(30,189)	$(1,236)	$5,346

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Net investment income (loss)
Income:
Dividends	$68	$12	$—	$—
Expenses:
Administrative, mortality and expense risk charges	649	4	438	643

Net investment income (loss)	(581)	8	(438)	(643)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	39,848	9	45,096	72,655
Cost of investments sold	69,240	26	100,034	95,295

Net realized capital gains (losses) on investments	(29,392)	(17)	(54,938)	(22,640)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(19,118)	(635)	(50,122)	(7,374)
End of period	(29,314)	(771)	(18,141)	(11,248)

Net change in unrealized appreciation/depreciation of investments	(10,196)	(136)	31,981	(3,874)

Net realized and unrealized capital gains (losses) on investments	(39,588)	(153)	(22,957)	(26,514)

Increase (decrease) in net assets from operations	$(40,169)	$(145)	$(23,395)	$(27,157)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$1,880	$152	$1,847	$276
Expenses:
Administrative, mortality and expense risk charges	1,090	822	169	271

Net investment income (loss)	790	(670)	1,678	5

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,709	—	—	—
Proceeds from sales	7,010	26,765	19,298	7,965
Cost of investments sold	9,100	42,341	21,721	9,034

Net realized capital gains (losses) on investments	619	(15,576)	(2,423)	(1,069)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,789)	(13,788)	(1,257)	(2,093)
End of period	(28,656)	(42,354)	254	(5,063)

Net change in unrealized appreciation/depreciation of investments	(25,867)	(28,566)	1,511	(2,970)

Net realized and unrealized capital gains (losses) on investments	(25,248)	(44,142)	(912)	(4,039)

Increase (decrease) in net assets from operations	$(24,458)	$(44,812)	$766	$(4,034)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Operations

Year Ended December 31, 2002

	Fidelity—VIP Investment Grade Bond Subaccount	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$4,183	$137	$1,696	$714
Expenses:
Administrative, mortality and expense risk charges	1,138	74	432	596

Net investment income (loss)	3,045	63	1,264	118

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	9,835	201	1,283	46,932
Cost of investments sold	9,336	267	1,485	50,352

Net realized capital gains (losses) on investments	499	(66)	(202)	(3,420)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	2,884	(682)	(88)	2,906
End of period	14,167	(2,622)	(7,180)	(4,798)

Net change in unrealized appreciation/depreciation of investments	11,283	(1,940)	(7,092)	(7,704)

Net realized and unrealized capital gains (losses) on investments	11,782	(2,006)	(7,294)	(11,124)

Increase (decrease) in net assets from operations	$14,827	$(1,943)	$(6,030)	$(11,006)

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Government Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(466)	$(394)	$1,222	$93
Net realized capital gains (losses) on investments	(16,004)	(2,500)	185	2
Net change in unrealized appreciation/depreciation of investments	(4,050)	(10,474)	2,157	(19)

Increase (decrease) in net assets from operations	(20,520)	(13,368)	3,564	76

Contract transactions
Net contract purchase payments	21,246	—	24,664	—
Transfer payments from (to) other subaccounts or general account	(1,703)	22,374	48,184	7,361
Contract terminations, withdrawals, and other deductions	(2,060)	(585)	—	—
Contract maintenance charges	(1,658)	(935)	(1,182)	(24)

Increase (decrease) in net assets from contract transactions	15,825	20,854	71,666	7,337

Net increase (decrease) in net assets	(4,695)	7,486	75,230	7,413

Net assets:
Beginning of the period	56,530	49,044	8,474	1,061

End of the period	$51,835	$56,530	$83,704	$8,474

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	AIM V.I. Core Equity Subaccount		AIM V.I. Premier Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(242)	$(419)	$(615)	$(851)
Net realized capital gains (losses) on investments	(8,125)	(1,576)	(24,521)	(3,975)
Net change in unrealized appreciation/depreciation of investments	(4,625)	(13,201)	(33,177)	(14,607)

Increase (decrease) in net assets from operations	(12,992)	(15,196)	(58,313)	(19,433)

Contract transactions
Net contract purchase payments	—	5,350	16,268	28,163
Transfer payments from (to) other subaccounts or general account	(668)	52,530	21,982	101,592
Contract terminations, withdrawals, and other deductions	(839)	—	(11,730)	—
Contract maintenance charges	(1,252)	(1,220)	(3,086)	(2,947)

Increase (decrease) in net assets from contract transactions	(2,759)	56,660	23,434	126,808

Net increase (decrease) in net assets	(15,751)	41,464	(34,879)	107,375

Net assets:
Beginning of the period	72,406	30,942	167,674	60,299

End of the period	$56,655	$72,406	$132,795	$167,674

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Dreyfus Stock Index Subaccount		Dreyfus VIF—Money Market Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$289	$212	$696	$1,068
Net realized capital gains (losses) on investments	(4,649)	(2,615)	—	—
Net change in unrealized appreciation/depreciation of investments	(8,909)	(3,622)	—	—

Increase (decrease) in net assets from operations	(13,269)	(6,025)	696	1,068

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(5,895)	11,053	46,003	45,812
Contract terminations, withdrawals, and other deductions	(186)	(614)	—	—
Contract maintenance charges	(962)	(976)	(1,975)	(724)

Increase (decrease) in net assets from contract transactions	(7,043)	9,463	44,028	45,088

Net increase (decrease) in net assets	(20,312)	3,438	44,724	46,156

Net assets:
Beginning of the period	60,353	56,915	58,405	12,249

End of the period	$40,041	$60,353	$103,129	$58,405

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Dreyfus VIF—Small Company Stock Subaccount		MFS Emerging Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(325)	$(162)	$(669)	$(583)
Net realized capital gains (losses) on investments	(2,229)	(156)	(20,767)	(21,449)
Net change in unrealized appreciation/depreciation of investments	(11,697)	420	(17,095)	(7,861)

Increase (decrease) in net assets from operations	(14,251)	102	(38,531)	(29,893)

Contract transactions
Net contract purchase payments	20,923	25,025	18,300	40,606
Transfer payments from (to) other subaccounts or general account	31,045	4,705	20,840	17,048
Contract terminations, withdrawals, and other deductions	(7,330)	—	(12,543)	(577)
Contract maintenance charges	(1,551)	(935)	(1,897)	(2,215)

Increase (decrease) in net assets from contract transactions	43,087	28,795	24,700	54,862

Net increase (decrease) in net assets	28,836	28,897	(13,831)	24,969

Net assets:
Beginning of the period	34,628	5,731	83,518	58,549

End of the period	$63,464	$34,628	$69,687	$83,518

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	MFS Research Subaccount		MFS Total Return Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(412)	$(527)	$2,529	$738
Net realized capital gains (losses) on investments	(25,871)	5,520	(3,767)	2,602
Net change in unrealized appreciation/depreciation of investments	(919)	(20,171)	(17,402)	(3,854)

Increase (decrease) in net assets from operations	(27,202)	(15,178)	(18,640)	(514)

Contract transactions
Net contract purchase payments	—	3,850	89,726	29,425
Transfer payments from (to) other subaccounts or general account	789	81,739	87,500	131,460
Contract terminations, withdrawals, and other deductions	(169)	(598)	(14,781)	(1,003)
Contract maintenance charges	(1,633)	(1,299)	(7,080)	(2,909)

Increase (decrease) in net assets from contract transactions	(1,013)	83,692	155,365	156,973

Net increase (decrease) in net assets	(28,215)	68,514	136,725	156,459

Net assets:
Beginning of the period	99,639	31,125	180,140	23,681

End of the period	$71,424	$99,639	$316,865	$180,140

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	MFS Utilities Subaccount		Oppenheimer Global Securities Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$2,099	$2,217	$(287)	$(172)
Net realized capital gains (losses) on investments	(21,081)	2,673	(9,705)	(6,091)
Net change in unrealized appreciation/depreciation of investments	(12,198)	(26,398)	(31,291)	(1,858)

Increase (decrease) in net assets from operations	(31,180)	(21,508)	(41,283)	(8,121)

Contract transactions
Net contract purchase payments	—	156	57,941	57,625
Transfer payments from (to) other subaccounts or general account	4,683	108,886	17,828	41,046
Contract terminations, withdrawals, and other deductions	(73)	(325)	(7,244)	—
Contract maintenance charges	(2,017)	(1,604)	(3,966)	(3,121)

Increase (decrease) in net assets from contract transactions	2,593	107,113	64,559	95,550

Net increase (decrease) in net assets	(28,587)	85,605	23,276	87,429

Net assets:
Beginning of the period	113,755	28,150	110,015	22,586

End of the period	$85,168	$113,755	$133,291	$110,015

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Oppenheimer Capital Appreciation Subaccount		Oppenheimer Main Street Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(234)	$(261)	$66	$(492)
Net realized capital gains (losses) on investments	(5,419)	(8,905)	(10,800)	(8,573)
Net change in unrealized appreciation/depreciation of investments	(31,643)	(3,312)	(19,455)	(3,774)

Increase (decrease) in net assets from operations	(37,296)	(12,478)	(30,189)	(12,839)

Contract transactions
Net contract purchase payments	11,000	30,358	6,659	25,858
Transfer payments from (to) other subaccounts or general account	46,566	39,958	(42,819)	127,027
Contract terminations, withdrawals, and other deductions	—	—	(4,471)	(1,245)
Contract maintenance charges	(2,278)	(2,583)	(2,486)	(3,339)

Increase (decrease) in net assets from contract transactions	55,288	67,733	(43,117)	148,301

Net increase (decrease) in net assets	17,992	55,255	(73,306)	135,462

Net assets:
Beginning of the period	96,337	41,082	179,054	43,592

End of the period	$114,329	$96,337	$105,748	$179,054

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Oppenheimer High Income Subaccount		Oppenheimer Strategic Bond Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$2,774	$1,491	$3,313	$463
Net realized capital gains (losses) on investments	(762)	(1,222)	(80)	(837)
Net change in unrealized appreciation/depreciation of investments	(3,248)	(849)	2,113	571

Increase (decrease) in net assets from operations	(1,236)	(580)	5,346	197

Contract transactions
Net contract purchase payments	4,000	14,652	4,000	11,271
Transfer payments from (to) other subaccounts or general account	8,700	3,263	49,800	30,555
Contract terminations, withdrawals, and other deductions	(113)	(344)	—	—
Contract maintenance charges	(692)	(661)	(1,344)	(1,064)

Increase (decrease) in net assets from contract transactions	11,895	16,910	52,456	40,762

Net increase (decrease) in net assets	10,659	16,330	57,802	40,959

Net assets:
Beginning of the period	25,500	9,170	41,945	986

End of the period	$36,159	$25,500	$99,747	$41,945

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Van Kampen Emerging Growth Subaccount		Janus Global Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(581)	$(526)	$8	$1
Net realized capital gains (losses) on investments	(29,392)	(18,660)	(17)	(14)
Net change in unrealized appreciation/depreciation of investments	(10,196)	(6,787)	(136)	(155)

Increase (decrease) in net assets from operations	(40,169)	(25,973)	(145)	(168)

Contract transactions
Net contract purchase payments	2,132	7,501	—	—
Transfer payments from (to) other subaccounts or general account	(5,843)	80,714	2	1
Contract terminations, withdrawals, and other deductions	(219)	(874)	—	—
Contract maintenance charges	(2,042)	(1,708)	(6)	(7)

Increase (decrease) in net assets from contract transactions	(5,972)	85,633	(4)	(6)

Net increase (decrease) in net assets	(46,141)	59,660	(149)	(174)

Net assets:
Beginning of the period	103,527	43,867	543	717

End of the period	$57,386	$103,527	$394	$543

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Janus Growth Subaccount		Transamerica Equity Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$(438)	$(527)	$(643)	$(539)
Net realized capital gains (losses) on investments	(54,938)	(1,153)	(22,640)	(1,089)
Net change in unrealized appreciation/depreciation of investments	31,981	(24,554)	(3,874)	(6,168)

Increase (decrease) in net assets from operations	(23,395)	(26,234)	(27,157)	(7,796)

Contract transactions
Net contract purchase payments	18,300	13,851	32,659	47,400
Transfer payments from (to) other subaccounts or general account	(7,153)	11,043	(56,681)	62,210
Contract terminations, withdrawals, and other deductions	(18,208)	—	—	—
Contract maintenance charges	(1,840)	(1,725)	(2,033)	(2,170)

Increase (decrease) in net assets from contract transactions	(8,901)	23,169	(26,055)	107,440

Net increase (decrease) in net assets	(32,296)	(3,065)	(53,212)	99,644

Net assets:
Beginning of the period	66,500	69,565	110,673	11,029

End of the period	$34,204	$66,500	$57,461	$110,673

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Equity-Income Subaccount		Fidelity—VIP Growth Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$790	$(390)	$(670)	$(720)
Net realized capital gains (losses) on investments	619	(226)	(15,576)	(4,690)
Net change in unrealized appreciation/depreciation of investments	(25,867)	(2,897)	(28,566)	(11,162)

Increase (decrease) in net assets from operations	(24,458)	(3,513)	(44,812)	(16,572)

Contract transactions
Net contract purchase payments	—	10,220	7,000	44,755
Transfer payments from (to) other subaccounts or general account	121,320	100,249	27,004	39,703
Contract terminations, withdrawals, and other deductions	(3,793)	—	(1,245)	—
Contract maintenance charges	(2,546)	(1,645)	(2,160)	(2,573)

Increase (decrease) in net assets from contract transactions	114,981	108,824	30,599	81,885

Net increase (decrease) in net assets	90,523	105,311	(14,213)	65,313

Net assets:
Beginning of the period	107,035	1,724	116,348	51,035

End of the period	$197,558	$107,035	$102,135	$116,348

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP High Income Subaccount		Fidelity—VIP Contrafund® Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,678	$480	$5	$(129)
Net realized capital gains (losses) on investments	(2,423)	(504)	(1,069)	(2,289)
Net change in unrealized appreciation/depreciation of investments	1,511	(1,073)	(2,970)	(1,747)

Increase (decrease) in net assets from operations	766	(1,097)	(4,034)	(4,165)

Contract transactions
Net contract purchase payments	9,150	5,350	1,246	21,604
Transfer payments from (to) other subaccounts or general account	17,404	1,283	(3,088)	1,203
Contract terminations, withdrawals, and other deductions	(9,907)	—	—	—
Contract maintenance charges	(571)	(215)	(789)	(1,059)

Increase (decrease) in net assets from contract transactions	16,076	6,418	(2,631)	21,748

Net increase (decrease) in net assets	16,842	5,321	(6,665)	17,583

Net assets:
Beginning of the period	6,104	783	39,190	21,607

End of the period	$22,946	$6,104	$32,525	$39,190

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Investment Grade Bond Subaccount		Fidelity—VIP Growth & Income Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$3,045	$(124)	$63	$(44)
Net realized capital gains (losses) on investments	499	452	(66)	11
Net change in unrealized appreciation/depreciation of investments	11,283	2,796	(1,940)	(671)

Increase (decrease) in net assets from operations	14,827	3,124	(1,943)	(704)

Contract transactions
Net contract purchase payments	34,432	19,862	—	11,249
Transfer payments from (to) other subaccounts or general account	118,457	46,286	—	1
Contract terminations, withdrawals, and other deductions	(4,233)	—	—	—
Contract maintenance charges	(2,960)	(1,427)	(127)	(323)

Increase (decrease) in net assets from contract transactions	145,696	64,721	(127)	10,927

Net increase (decrease) in net assets	160,523	67,845	(2,070)	10,223

Net assets:
Beginning of the period	70,258	2,413	11,180	957

End of the period	$230,781	$70,258	$9,110	$11,180

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Statements of Changes in Net Assets

Years Ended December 31, 2002 and 2001

	Fidelity—VIP Balanced Subaccount		Fidelity—VIP Mid Cap Subaccount
	2002	2001	2002	2001
Operations
Net investment income (loss)	$1,264	$230	$118	$(345)
Net realized capital gains (losses) on investments	(202)	(163)	(3,420)	(1,948)
Net change in unrealized appreciation/depreciation of investments	(7,092)	(81)	(7,704)	1,734

Increase (decrease) in net assets from operations	(6,030)	(14)	(11,006)	(559)

Contract transactions
Net contract purchase payments	—	—	1	14,130
Transfer payments from (to) other subaccounts or general account	34,631	17,868	2,787	27,082
Contract terminations, withdrawals, and other deductions	—	—	—	—
Contract maintenance charges	(853)	(273)	(1,538)	(1,497)

Increase (decrease) in net assets from contract transactions	33,778	17,595	1,250	39,715

Net increase (decrease) in net assets	27,748	17,581	(9,756)	39,156

Net assets:
Beginning of the period	27,916	10,335	72,948	33,792

End of the period	$55,664	$27,916	$63,192	$72,948

See accompanying notes.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Legacy Builder Variable Life Separate Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Activity in these specified investment subaccounts is available to contract owners of Legacy Builder Plus.

Subaccount Investment by Fund:

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund

AIM V.I. Government Securities Fund

AIM V.I. Core Equity Fund

AIM V.I. Premier Equity Fund

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund:

Dreyfus VIF—Money Market Portfolio

Dreyfus VIF—Small Company Stock Portfolio

MFS® Variable Insurance TrustSM:

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Variable Account Funds:

Oppenheimer Global Securities Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Growth & Income Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Strategic Bond Fund/VA

AEGON/Transamerica Series Fund, Inc.:

Van Kampen Emerging Growth

Janus Global

Janus Growth

Transamerica Equity

Variable Insurance Products Fund (VIP)—Service Class 2:

Fidelity—VIP Equity-Income Portfolio

Fidelity—VIP Growth Portfolio

Fidelity—VIP High Income Portfolio

Fidelity—VIP Contrafund® Portfolio

Fidelity—VIP Investment Grade Bond Portfolio

Fidelity—VIP Growth & Income Portfolio

Fidelity—VIP Balanced Portfolio

Fidelity—VIP Mid Cap Portfolio

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

1. Organization and Summary of Significant Accounting Policies (continued)

As of March 21, 2002, Fidelity funds are no longer referred to as VIP II or VIP III.

As of May 1, 2002 Transamerica Variable Insurance Fund, Inc. merged with AEGON/Transamerica Series Fund, Inc.

The Janus Global Subaccount is only available to contract owners that held an investment in this subaccount on September 1, 2000.

The following name changes were made effective during the fiscal year ended December 31, 2002:

Portfolio	Formerly
AIM V.I. Core Equity Fund	AIM V.I. Growth & Income Fund
AIM V.I. Premier Equity Fund	AIM V.I. Value Fund
Transamerica Equity	Transamerica VIF—Growth Portfolio

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2002.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2002 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	$25,746	$18,709
AIM V.I. Government Securities Fund	75,580	2,691
AIM V.I. Core Equity Fund	3,086	15,090
AIM V.I. Premier Equity Fund	72,908	50,087
Dreyfus Stock Index Fund	2,747	9,500
Dreyfus Variable Investment Fund:
Dreyfus VIF—Money Market Portfolio	112,143	67,417
Dreyfus VIF—Small Company Stock Portfolio	62,464	19,702
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series	58,030	33,992
MFS Research Series	29,542	30,963
MFS Total Return Series	231,080	69,439
MFS Utilities Series	26,987	22,290
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	95,934	41,727
Oppenheimer Capital Appreciation Fund/VA	71,042	15,985
Oppenheimer Main Street Growth & Income Fund/VA	20,752	63,800
Oppenheimer High Income Fund/VA	18,143	3,474
Oppenheimer Strategic Bond Fund/VA	57,423	1,654
AEGON/Transamerica Series Fund, Inc.:
Van Kampen Emerging Growth	26,459	39,848
Janus Global	13	9
Janus Growth	35,766	45,096
Transamerica Equity	45,959	72,655
Variable Insurance Products Fund (VIP)—Service Class 2:
Fidelity—VIP Equity-Income Portfolio	125,491	7,010
Fidelity—VIP Growth Portfolio	47,511	26,765
Fidelity—VIP High Income Portfolio	37,052	19,298
Fidelity—VIP Contrafund® Portfolio	5,339	7,965
Fidelity—VIP Investment Grade Bond Portfolio	158,573	9,835
Fidelity—VIP Growth & Income Portfolio	138	201
Fidelity—VIP Balanced Portfolio	36,324	1,283
Fidelity—VIP Mid Cap Portfolio	48,299	46,932

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Government Securities Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. Premier Equity Subaccount	Dreyfus Stock Index Subaccount
Units outstanding at January 1, 2001	58,373	969	36,522	72,324	59,687
Units purchased	—	—	16,100	35,897	—
Units redeemed and transferred	29,988	6,358	58,965	123,523	12,927

Units outstanding at December 31, 2001	88,361	7,327	111,587	231,744	72,614
Units purchased	33,252	19,388	—	24,068	—
Units redeemed and transferred	(13,698)	39,820	(7,379)	9,334	(10,096)

Units outstanding at December 31, 2002	107,915	66,535	104,208	265,146	62,518

	Dreyfus VIF— Money Market Subaccount	Dreyfus VIF— Small Company Stock Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2001	11,707	5,424	76,131	32,618	19,436
Units purchased	—	24,150	64,866	3,754	23,119
Units redeemed and transferred	42,388	3,960	23,510	97,223	106,035

Units outstanding at December 31, 2001	54,095	33,534	164,507	133,595	148,590
Units purchased	—	20,600	35,195	—	72,835
Units redeemed and transferred	40,752	22,987	9,080	(5,741)	56,256

Units outstanding at December 31, 2002	94,847	77,121	208,782	127,854	277,681

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	MFS Utilities Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Growth & Income Subaccount	Oppenheimer High Income Subaccount
Units outstanding at January 1, 2001	28,371	24,089	42,747	45,523	9,608
Units purchased	—	74,809	30,379	27,585	14,303
Units redeemed and transferred	124,035	35,502	42,401	136,597	2,486

Units outstanding at December 31, 2001	152,406	134,400	115,527	209,705	26,397
Units purchased	—	71,633	13,658	8,178	4,030
Units redeemed and transferred	(3,575)	4,662	59,673	(64,219)	8,211

Units outstanding at December 31, 2002	148,831	210,695	188,858	153,664	38,638

	Oppenheimer Strategic Bond Subaccount	Van Kampen Emerging Growth Subaccount	Janus Global Subaccount	Janus Growth Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2001	969	58,334	969	101,590	13,218
Units purchased	10,182	22,576	—	17,870	62,634
Units redeemed and transferred	28,462	126,827	(11)	16,825	86,388

Units outstanding at December 31, 2001	39,613	207,737	958	136,285	162,240
Units purchased	3,651	5,626	—	35,679	48,738
Units redeemed and transferred	45,069	(40,049)	(12)	(71,182)	(101,837)

Units outstanding at December 31, 2002	88,333	173,314	946	100,782	109,141

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

3. Accumulation Units Outstanding (continued)

	Fidelity—VIP Equity-Income Subaccount	Fidelity—VIP Growth Subaccount	Fidelity—VIP High Income Subaccount	Fidelity—VIP Contrafund® Subaccount	Fidelity—VIP Investment Grade Bond Subaccount
Units outstanding at January 1, 2001	1,583	60,110	972	23,322	2,224
Units purchased	9,546	67,260	5,983	25,097	17,300
Units redeemed and transferred	93,367	40,736	1,712	272	40,785

Units outstanding at December 31, 2001	104,496	168,106	8,667	48,691	60,309
Units purchased	—	10,683	12,576	1,604	28,498
Units redeemed and transferred	130,053	34,508	10,532	(5,257)	92,477

Units outstanding at December 31, 2002	234,549	213,297	31,775	45,038	181,284

	Fidelity—VIP Growth & Income Subaccount	Fidelity—VIP Balanced Subaccount	Fidelity—VIP Mid Cap Subaccount
Units outstanding at January 1, 2001	972	10,741	30,188
Units purchased	11,718	—	14,352
Units redeemed and transferred	(111)	19,046	23,512

Units outstanding at December 31, 2001	12,579	29,787	68,052
Units purchased	—	—	—
Units redeemed and transferred	(160)	35,923	(2,041)

Units outstanding at December 31, 2002	12,419	65,710	66,011

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
AIM V.I. Capital Appreciation	12/31/2002 12/31/2001	107,915 88,361	$0.48 0.64	$51,835 56,530	0.00 0.00%	1.30 1.30%	(24.92 (23.85	)% )
AIM V.I. Government Securities	12/31/2002 12/31/2001	66,535 7,327	1.26 1.16	83,704 8,474	3.57 5.59	1.30 1.30	8.78 5.62
AIM V.I. Core Equity	12/31/2002 12/31/2001	104,208 111,587	0.54 0.65	56,655 72,406	0.37 0.06	1.30 1.30	(16.21 (23.41	) )
AIM V.I. Premier Equity	12/31/2002 12/31/2001	265,146 231,744	0.50 0.72	132,795 167,674	0.34 0.16	1.30 1.30	(30.78 (13.22	) )
Dreyfus Stock Index	12/31/2002 12/31/2001	62,518 72,614	0.64 0.83	40,041 60,353	1.33 1.13	1.30 1.30	(22.94 (12.84	) )
Dreyfus VIF—Money Market	12/31/2002 12/31/2001	94,847 54,095	1.09 1.08	103,129 58,405	1.49 3.72	1.30 1.30	0.71 3.19
Dreyfus VIF—Small Company Stock	12/31/2002 12/31/2001	77,121 33,534	0.82 1.03	63,464 34,628	0.25 0.05	1.30 1.30	(20.31 (2.27	) )
MFS Emerging Growth	12/31/2002 12/31/2001	208,782 164,507	0.33 0.51	69,687 83,518	0.00 0.00	1.30 1.30	(34.25 (33.99	) )
MFS Research	12/31/2002 12/31/2001	127,854 133,595	0.56 0.75	71,424 99,639	0.26 0.01	1.30 1.30	(25.10 (21.84	) )
MFS Total Return	12/31/2002 12/31/2001	277,681 148,590	1.14 1.21	316,865 180,140	1.62 1.42	1.30 1.30	(5.87 (0.50	) )
MFS Utilities	12/31/2002 12/31/2001	148,831 152,406	0.57 0.75	85,168 113,755	2.82 3.67	1.30 1.30	(23.33 (24.77	) )
Oppenheimer Global Securities	12/31/2002 12/31/2001	210,695 134,400	0.63 0.82	133,291 110,015	0.56 0.54	1.30 1.30	(22.72 (12.70	) )

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Oppenheimer Capital Appreciation	12/31/2002 12/31/2001	188,858 115,527	$0.61 0.83	$114,329 96,337	0.55 0.41%	1.30 1.30%	(27.40 (13.23	)% )
Oppenheimer Main Street Growth & Income	12/31/2001 12/31/2001	153,664 209,705	0.69 0.85	105,748 179,054	0.79 0.39	1.30 1.30	(19.40 (10.83	) )
Oppenheimer High Income	12/31/2002 12/31/2001	38,638 26,397	0.94 0.97	36,159 25,500	9.04 7.67	1.30 1.30	(3.12 1.21)
Oppenheimer Strategic Bond	12/31/2002 12/31/2001	88,333 39,613	1.13 1.06	99,747 41,945	5.19 2.55	1.30 1.30	6.64 4.06
Van Kampen Emerging Growth	12/31/2002 12/31/2001	173,314 207,737	0.33 0.50	57,386 103,527	0.08 0.09	1.30 1.30	(33.56 (33.73	) )
Janus Global	12/31/2002 12/31/2001	946 958	0.42 0.57	394 543	2.59 0.89	1.30 1.30	(26.57 (23.42	) )
Janus Growth	12/31/2002 12/31/2001	100,782 136,285	0.34 0.49	34,204 66,500	0.00 0.00	1.30 1.30	(30.45 (28.74	) )
Transamerica Equity	12/31/2002 12/31/2001	109,141 162,240	0.53 0.68	57,461 110,673	0.00 0.00	1.30 1.30	(22.82 (18.24	) )
Fidelity—VIP Equity-Income	12/31/2002 12/31/2001	234,549 104,496	0.84 1.02	197,558 107,035	1.31 0.16	1.30 1.30	(17.77 (5.93	) )
Fidelity—VIP Growth	12/31/2002 12/31/2001	213,297 168,106	0.48 0.69	102,135 116,348	0.14 0.04	1.30 1.30	(30.81 (18.48	) )
Fidelity—VIP High Income	12/31/2002 12/31/2001	31,775 8,667	0.72 0.70	22,946 6,104	8.63 11.27	1.30 1.30	2.53 (12.59)
Fidelity—VIP Contrafund®	12/31/2002 12/31/2001	45,038 48,691	0.72 0.80	32,525 39,190	0.76 0.39	1.30 1.30	(10.28 (13.12	) )

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value	Net Assets	Investment Income Ratio*	Expense Ratio**	Total Return***
Fidelity—VIP Investment Grade Bond	12/31/2002 12/31/2001	181,284 60,309	$1.27 1.16	$230,781 70,258	2.78 0.50%	1.30 1.30%	9.28 7.36%
Fidelity—VIP Growth & Income	12/31/2002 12/31/2001	12,419 12,579	0.73 0.89	9,110 11,180	1.38 0.17	1.30 1.30	(17.46 (9.69	) )
Fidelity—VIP Balanced	12/31/2002 12/31/2001	65,710 29,787	0.85 0.94	55,664 27,916	3.05 2.04	1.30 1.30	(9.61 (2.60	) )
Fidelity—VIP Mid Cap	12/31/2002 12/31/2001	66,011 68,052	0.96 1.07	63,192 72,948	0.90 0.00	1.30 1.30	(10.70 (4.24	) )

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

Transamerica Life Insurance Company Legacy Builder

Variable Life Separate Account—Legacy Builder Plus

Notes to Financial Statements

December 31, 2002

5. Assets Retained by Transamerica Life

A summary of those subaccounts for which the market value of Transamerica Life’s capital contributions exceed 5% of net assets follows:

Subaccount	Market Value
Janus Global	$394
Fidelity—VIP Growth & Income	696

6. Administrative, Mortality, and Expense Risk Charges

Transamerica Life deducts a monthly charge from the cash value of the policy from each subaccount to cover administrative expenses. This administration charge is $2.50 per month for policies with a cash value less than $50,000. An additional monthly administration charge of 0.55% of the assets in the variable account is charged during the first ten policy years. Transamerica Life also assesses a monthly cost of insurance charge for underwriting the death benefit of the policy. The cost of insurance charge depends on a number of variables that would cause it to vary from policy to policy and from month to month.

Transamerica Life deducts a daily charge for assuming certain mortality and expense risks. This charge is equal to an effective annual rate of 0.75% of the value of the contract owner’s individual account.

7. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable life insurance contracts.

8. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Report of Independent Auditors

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company, an indirect, wholly-owned subsidiary of AEGON N.V., as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Transamerica Life Insurance Company changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Transamerica Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 14, 2003

Transamerica Life Insurance Company

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2002	2001
Admitted assets
Cash and invested assets:
Cash and short-term investments	$614,687	$193,296
Bonds	18,782,977	12,891,333
Preferred stocks:
Affiliated entities	991	761
Other	94,353	51,786
Common stocks:
Affiliated entities (cost: 2002—$18,313; 2001-$10,015)	250	257
Other (cost: 2002—$104,470; 2001—$91,042)	103,197	93,367
Mutual funds sponsored by affiliated entities (cost: 2002—$4,689; 2001—$4,403)	3,882	3,947
Mortgage loans on real estate	2,661,200	2,063,388
Real estate:
Home office properties	7,295	7,374
Properties acquired in satisfaction of debt	26,406	15,082
Investment properties	12,852	30,034
Policy loans	59,664	59,034
Net short-term notes receivable from affiliates	183,000	140,000
Other invested assets	517,285	413,500

Total cash and invested assets	23,068,039	15,963,159

Premiums deferred and uncollected	14,620	13,860
Accrued investment income	315,741	165,836
Reinsurance receivable	1,883	20,792
Federal and foreign income tax recoverable	13,782	—
Net deferred income tax asset	111,460	33,961
Accrued capital contribution	200,000	—
Other admitted assets	15,460	13,469
Separate account assets	7,784,759	5,304,781

Total admitted assets	$31,525,744	$21,515,858

	December 31
	2002	2001
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$2,438,160	$2,251,299
Annuity	11,786,082	7,402,612
Accident and health	466,263	384,234
Policy and contract claim reserves:
Life	17,458	13,561
Accident and health	29,712	28,202
Liabilities for deposit-type contracts	7,060,714	4,773,460
Other policyholders’ funds	2,460	2,147
Remittances and items not allocated	351,031	412,696
Asset valuation reserve	60,506	58,872
Interest maintenance reserve	—	26,415
Other liabilities	288,602	131,216
Reinsurance in unauthorized companies	3,453	1,605
Federal and foreign income taxes payable	—	32,064
Funds held under coinsurance and other reinsurance treaties	62,575	13,403
Transfers from separate accounts due or accrued	(328,108)	(150,654)
Payable for securities	36,001	119,715
Payable to affiliates	878	6,694
Separate account liabilities	7,740,502	5,259,079

Total liabilities	30,016,289	20,766,620

Capital and surplus:
Common stock, $10 per share par value, 500,000 shares authorized, 223,500 issued and outstanding shares	2,235	2,235
Preferred stock, $10 per share par value, 42,500 shares authorized, issued and outstanding	425	425
Surplus notes	575,000	—
Paid-in surplus	934,282	534,282
Unassigned surplus (deficit)	(2,487)	212,296

Total capital and surplus	1,509,455	749,238

Total liabilities and capital and surplus	$31,525,744	$21,515,858

See accompanying notes.

Transamerica Life Insurance Company

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$517,384	$554,684	$882,537
Annuity	8,304,910	4,118,905	3,223,121
Accident and health	145,949	150,586	152,293
Net investment income	1,091,577	825,953	527,313
Amortization of interest maintenance reserve	1,447	3,503	3,867
Commissions and expense allowances on reinsurance ceded	29,704	(6,941)	19,668
Income from fees associated with investment management, administration and contract guarantees for separate accounts	81,946	60,188	62,982
Other income	182,409	167,901	7,274

	10,355,326	5,874,779	4,879,055
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	142,567	127,370	111,054
Surrender benefits	963,589	1,194,122	1,315,484
Other benefits	477,982	356,649	205,110
Increase in aggregate reserves for policies and contracts:
Life	186,782	141,397	556,724
Annuity	4,298,123	2,730,317	541,540
Accident and health	82,029	78,869	50,794
Other	—	—	5,986
Increase in liability for premium and other deposit funds	—	—	1,183,833

	6,151,072	4,628,724	3,970,525
Insurance expenses:
Commissions	521,704	290,622	196,101
General insurance expenses	101,855	81,737	58,019
Taxes, licenses and fees	15,630	15,934	26,740
Net transfers to separate accounts	3,540,518	823,622	515,325
Other expenses	23,294	14,980	240

	4,203,001	1,226,895	796,425

Total benefits and expenses	10,354,073	5,855,619	4,766,950
Gain from operations before dividends to policyholders, federal income tax expenses (benefit) and net realized capital losses on investments	1,253	19,160	112,105
Dividends to policyholders	497	545	536

Gain from operations before federal income tax expense and net realized capital losses	756	18,615	111,569
Federal income tax expense	19,389	28,149	51,251

Gain (loss) from operations before net realized capital losses on investments	(18,633)	(9,534)	60,318
Net realized capital losses on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve	(102,519)	(107,276)	(9,474)

Net income (loss)	$(121,152)	$(116,810)	$50,844

See accompanying notes.

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2000	$2,660	$—	$—	$154,282	$197,713	$354,655
Net income	—	—	—	—	50,844	50,844
Change in net unrealized capital gains/losses	—	—	—	—	(19,784)	(19,784)
Change in non-admitted assets	—	—	—	—	(1,210)	(1,210)
Change in asset valuation reserve	—	—	—	—	(2,999)	(2,999)
Tax benefit on stock options exercised	—	—	—	—	1,438	1,438
Change in surplus in separate accounts	—	—	—	—	(224)	(224)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(495)	(495)
Capital contribution	—	—	—	100,000	—	100,000

Balance at December 31, 2000	2,660	—	—	254,282	225,283	482,225
Net loss	—	—	—	—	(116,810)	(116,810)
Change in net unrealized capital gains/losses	—	—	—	—	(10,700)	(10,700)
Change in non-admitted assets	—	—	—	—	(51,381)	(51,381)
Change in asset valuation reserve	—	—	—	—	47,320	47,320
Tax benefit on stock options exercised	—	—	—	—	897	897
Change in surplus in separate accounts	—	—	—	—	(3,378)	(3,378)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(1,110)	(1,110)
Change in net deferred income tax	—	—	—	—	64,840	64,840
Cumulative effect of changes in accounting principles	—	—	—	—	23,045	23,045
Dividends to stockholder	—	—	—	—	(3,000)	(3,000)
Exchange of common stock for preferred stock	(425)	425	—	—	—	—
Reinsurance transactions	—	—	—	—	37,290	37,290
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2001	2,235	425	—	534,282	212,296	749,238
Net loss	—	—	—	—	(121,152)	(121,152)
Change in net unrealized capital gains/losses	—	—	—	—	(68,482)	(68,482)
Change in non-admitted assets	—	—	—	—	(40,354)	(40,354)
Change in asset valuation reserve	—	—	—	—	(1,634)	(1,634)
Change in surplus in separate accounts	—	—	—	—	(2,521)	(2,521)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(1,848)	(1,848)
Change in net deferred income tax	—	—	—	—	109,575	109,575
Cumulative effect of changes in accounting principles	—	—	—	—	(65,363)	(65,363)
Change in reserve on account of change in valuation basis	—	—	—	—	(18,990)	(18,990)
Issuance of surplus notes	—	—	575,000	—	—	575,000
Reinsurance transactions	—	—	—	—	(4,120)	(4,120)
Capital contribution	—	—	—	400,000	—	400,000
Tax benefit on stock options exercised	—	—	—	—	106	106

Balance at December 31, 2002	$2,235	$425	$575,000	$934,282	$(2,487)	$1,509,455

See accompanying notes.

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Operating activities
Premiums and other considerations received, net of reinsurance	$8,933,379	$4,802,420	$4,208,600
Allowances and reserve adjustments received on reinsurance ceded	25,667	30,459	19,764
Investment income received	1,043,968	763,113	508,646
Other income received	182,511	168,351	44,960
Life and accident and health claims	(136,633)	(125,561)	(114,001)
Surrender benefits and other fund withdrawals	(1,346,732)	(1,330,575)	(1,315,484)
Annuity and other benefits to policyholders	(237,595)	(169,748)	(164,778)
Commissions, other expenses and taxes paid	(638,931)	(394,194)	(267,005)
Dividends paid to policyholders	(566)	(566)	(603)
Federal income taxes received (paid)	(65,130)	1,524	(45,190)
Net transfers to separate accounts	(3,635,930)	(797,040)	(477,575)
Other	11,416	17,495	(28,172)

Net cash provided by operating activities	4,135,424	2,965,678	2,369,162

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	20,458,498	7,553,214	4,817,369
Stocks	63,253	80,053	51,093
Mortgage loans on real estate	142,834	178,704	129,336
Real estate	3,696	587	2,042
Other invested assets	70,148	37,923	14,237
Miscellaneous proceeds	—	661	129

Total investment proceeds	20,738,429	7,851,142	5,014,206
Income taxes received (paid) on net realized capital gains(losses)	8,725	(8,658)	5,199

Net proceeds from sales, maturities, or repayments of investments	20,747,154	7,842,484	5,019,405

Cost of investments acquired:
Bonds	(26,453,740)	(13,464,536)	(6,985,975)
Stocks	(118,500)	(134,774)	(58,001)
Mortgage loans on real estate	(739,171)	(659,618)	(372,757)
Real estate	(2,261)	1,592	(149)
Other invested assets	(199,836)	(241,521)	(121,685)
Miscellaneous applications	(176,501)	(38,461)	—

Total cost of investments acquired	(27,690,009)	(14,537,318)	(7,538,567)
Net decrease (increase) in policy loans	(630)	(1,463)	2,300

Net cost of investments acquired	(27,690,639)	(14,538,781)	(7,536,267)

Net cash used in investing activities	(6,943,485)	(6,696,297)	(2,516,862)

Transamerica Life Insurance Company

Statements of Cash Flow—Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2002	2001	2000
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$775,000	$280,000	$100,000
Borrowed money	—	(6,200)	(138,300)
Deposits on deposit-type contract funds and other liabilities without life or disability contingencies	2,333,331	4,406,794	—
Other sources	317,218	354,709	338,402

Total cash provided	3,425,549	5,035,303	300,102
Other cash applied:
Dividends paid to stockholder	—	(3,000)	—
Withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(74,026)	(944,380)	—
Other applications, net	(122,071)	(262,232)	(107,873)

Total other cash applied	(196,097)	(1,209,612)	(107,873)

Net cash provided by financing and miscellaneous activities	3,229,452	3,825,691	192,229

Net increase in cash and short-term investments	421,391	95,072	44,529
Cash and short-term investments at beginning of year	193,296	98,224	53,695

Cash and short-term investments at end of year	$614,687	$193,296	$98,224

See accompanying notes.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

December 31, 2002

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is a wholly-owned subsidiary of Transamerica Holding Company, LLC (Transamerica Holding) which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC) for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus (deficit) rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus (deficit). Under GAAP, such assets are included in the balance sheet.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies and affiliated mutual funds are carried at market value and the related unrealized capital gains or losses are reported in unassigned surplus. Stocks of affiliated companies are carried at equity in the underlying

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net assets. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $34,280 and $16,146, respectively, with respect to such practices.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company issues a product that provides the customer a return based on the Standard & Poors (S&P) 500 Index. The Company uses swaps that allow for an exchange of the increase in the S&P 500 Index over the life of the contract for payments based upon LIBOR rates. The Company has designated this swap as a hedge and, as such, the change in the value of the contract is recorded consistent with the related liability. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses are included in income in the period they are incurred.

The Company also utilizes credit default swaps in replication transactions. A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap. A premium is received by the Company on a periodic basis and recognized in investment income. In the event that the representative issuer defaults on its obligation referenced in the credit default swap contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

The Company has entered into interest rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. The unamortized cost of the agreement is included in other invested assets.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, all life, annuity, accident and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus (deficit).

Reclassifications

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus (deficit) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus, of $23,045 as of January 1, 2001. This amount included the establishment of deferred income tax assets of $19,124 and the release of mortgage loan prepayment fees from the IMR of $11,151, offset by the release of mortgage loan origination fees of $3,100, bond writedowns of $3,490, and the establishment of a vacation accrual of $640.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was to increase reserves by $65,363, which was charged directly to unassigned surplus (deficit) as a change in accounting principle.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

2. Accounting Changes (continued)

Effective January 1, 2003, the Company will adopt the provisions of Statutory Statement of Accounting Principles (SSAP) No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument be carried consistent with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company’s financial condition or results of operations in future periods.

3. Capital Structure

During 2001, the Company exchanged 42,500 shares of its common stock with 42,500 shares of preferred stock. The par value of the preferred stock is $10 per share and the liquidation value is equal to $1,364.70 per share. This per share liquidation value shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the shares of preferred stock have no right to cause mandatory or optional redemption of the shares. At December 31, 2002, cumulative unpaid dividends relating to the preferred shares were $5,942

At December 31, 2002, the Company accrued $200,000 for a capital contribution receivable from its parent. This capital contribution has been carried as an admitted asset based on approval from the Insurance Division, Department of Commerce, of the State of Iowa and receipt of the capital contribution prior to the filing of the annual statement, in accordance with SSAP No. 72.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2002 is as follows:

Date Issued	Interest Rate	Original Amount of Notes	Balance Out- standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
September 30, 2002	6.0%	$275,000	$275,000	$—	$—	$4,125
December 30, 2002	6.0	300,000	300,000	—	—	50

Total		$575,000	$575,000	$—	$—	$4,175

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds, are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements. The related carrying value of these items is included with other invested assets.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Net short-term receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

4. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2002		2001
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$614,687	$614,687	$193,296	$193,296
Bonds	18,782,977	19,176,826	12,891,333	12,936,983
Preferred stocks, other than affiliates	94,353	92,279	51,786	49,549
Common stocks, other than affiliates	103,197	103,197	93,367	93,367
Mutual funds sponsored by affiliated entities	3,882	3,882	3,947	3,947
Mortgage loans on real estate	2,661,200	2,895,363	2,063,388	2,117,378
Policy loans	59,664	59,664	59,034	59,034
Net short-term notes receivable from affiliates	183,000	183,000	140,000	140,000
Interest rate caps	72	9	1,406	3
Swaps	(89,890)	(126,004)	(29,268)	(140,307)
Separate account assets	7,784,759	7,784,759	5,304,781	5,304,781

Liabilities
Investment contract liabilities	18,846,796	18,894,175	12,176,072	12,109,052
Separate account annuity liabilities	6,253,739	6,248,530	4,172,376	4,102,548

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$943,736	$11,094	$3,766	$951,064
State, municipal, and other government	472,741	42,834	18,952	496,623
Public utilities	1,005,793	56,296	50,462	1,011,627
Industrial and miscellaneous	8,534,474	472,777	114,699	8,892,552
Mortgage and other asset-backed securities	7,826,233	157,025	158,298	7,824,960

	18,782,977	740,026	346,177	19,176,826
Preferred stocks	94,353	249	2,323	92,279
Affiliated preferred stocks	991	—	—	991

	$18,878,321	$740,275	$348,500	$19,270,096

December 31, 2001
Bonds:
United States Government and agencies	$116,098	$1,806	$889	$117,015
State, municipal, and other government	245,626	13,251	16,610	242,267
Public utilities	922,762	20,165	12,901	930,026
Industrial and miscellaneous	5,598,744	123,985	94,570	5,628,159
Mortgage and other asset-backed securities	6,008,103	61,403	49,990	6,019,516

	12,891,333	220,610	174,960	12,936,983
Preferred stocks	51,786	254	2,491	49,549
Affiliated preferred stocks	761	—	—	761

	$12,943,880	$220,864	$177,451	$12,987,293

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$201,013	$203,750
Due after one year through five years	3,745,339	3,857,772
Due after five years through ten years	4,613,891	4,857,979
Due after ten years	2,396,501	2,432,365

	10,956,744	11,351,866
Mortgage and other asset-backed securities	7,826,233	7,824,960

	$18,782,977	$19,176,826

A detail of net investment income is presented below:

	Year Ended December 31
	2002	2001	2000
Interest on bonds and preferred stock	$956,905	$684,756	$421,931
Dividends on equity investments	2,065	1,362	644
Interest on mortgage loans	161,211	147,811	111,356
Rental income on real estate	8,253	8,289	8,070
Interest on policy loans	3,945	4,269	4,248
Other investment income	12,230	16,058	4,549

Gross investment income	1,144,609	862,545	550,798
Less investment expenses	53,032	36,592	23,485

Net investment income	$1,091,577	$825,953	$527,313

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2002	2001	2000
Proceeds	20,462,679	$7,556,980	$4,817,508

Gross realized gains	$152,259	$82,314	$24,440
Gross realized losses	(250,673)	(123,094)	(55,422)

Net realized losses	$(98,414)	$(40,780)	$(30,982)

Gross realized losses for the years ended December 31, 2002 and 2001 include $103,424 and $86,275, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2002, investments with an aggregate carrying value of $57,201 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains/losses on investments are summarized below:

	Realized
	Year Ended December 31
	2002	2001	2000
Bonds and preferred stocks	$(98,414)	$(40,780)	$(30,982)
Equity securities	3,695	6,266	5,551
Mortgage loans on real estate	374	—	2,659
Real estate	(3,193)	399	220
Short-term investments	—	661	9
Other invested assets	(47,253)	(40,788)	(7,690)

	(144,791)	(74,242)	(30,233)

Tax effect	8,725	(8,658)	5,199
Transfer from (to) interest maintenance reserve	33,547	(24,376)	15,560

Net realized losses	$(102,519)	$(107,276)	$(9,474)

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2002	2001	2000
Bonds	$27,211	$15,112	$(20,789)
Preferred stocks	(3,606)	3,437	4,462
Common stocks	(3,598)	(7,270)	(249)
Affiliated entities	(129)	(15,246)	(3,506)
Mortgage loans on real estate	452	(834)	296
Other invested assets	(28,463)	712	183
Real estate	298	—	(181)
Derivative instruments	(60,647)	(6,611)	—

Change in unrealized gains/losses	$(68,482)	$(10,700)	$(19,784)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2002	2001
Unrealized gains	$1,703	$4,025
Unrealized losses	(2,976)	(1,700)

Net unrealized gains (losses)	$(1,273)	$2,325

During 2002, the Company issued mortgage loans with interest rates ranging from 3.65% to 7.77%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $31,999 were non-income producing for the previous 180 days. Accrued interest of $2,531 related to these mortgage loans was excluded from investment income at December 31, 2002. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the asset valuation reserve of $18,989 and $18,991, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2002	2001		2002	2001
South Atlantic	27%	30%	Office	42%	42%
Pacific	24	28	Industrial	19	18
E. North Central	14	14	Apartment	18	16
Mountain	11	8	Retail	16	19
Middle Atlantic	10	9	Other	5	5
W. North Central	6	3
W. South Central	4	4
New England	3	3
E. South Central	1	1

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company enters into various interest-rate swap agreements in the normal course of business primarily as a means of managing its interest rate exposure. Interest rate swap agreements generally involve the periodic exchange of fixed rate interest and floating rate interest payments by applying a specified market index to the underlying contract or notional amount, without exchanging the underlying notional amounts. Interest rate swap agreements are intended primarily for asset and liability management. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial assets is recorded on an accrual basis as a component of net investment income. The differential to be paid or received on those interest rate swap agreements that are designated as hedges of financial liabilities is recorded as interest income. While

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

the Company is not exposed to credit risk with respect to the notional amounts of the interest rate swap agreements, the Company is subject to credit risk from potential nonperformance of counterparties throughout the contract periods. The amounts potentially subject to such credit risk are much smaller than the notional amounts. The Company controls this credit risk by entering into transactions with only a selected number of high quality institutions, establishing credit limits and maintaining collateral when appropriate. Generally, the Company is subject to basis risk when an interest rate swap agreement is funded.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another, based upon an underlying notional amount. Generally, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. These swaps meet hedge accounting rules and are not marked to their current market value in the financial statements. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company may invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Each mortgage loan is hedged individually and the relevant terms of the asset and derivative must be the same. These caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate. These derivatives meet hedge accounting rules and are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must substantially meet the terms of the underlying instrument. These swaps meet hedge accounting rules and are carried at

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

5. Investments (continued)

book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company also utilizes credit default swaps in replication transactions. At December 31, 2002, the Company had replicated assets with a fair value of $221,709 and credit default swaps with a fair value of $(4,161). At December 31, 2001, the Company did not have any outstanding replication transactions. During the year ended December 31, 2002, 2001, and 2000, the Company recognized capital losses in the amount of $ -0-, $20,125 and $ -0- related to replication transactions.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company’s exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. This exposure includes settlement risk (risk that the counterparty defaults after the Company has delivered funds or securities under the terms of the contract) which results in an accounting loss and replacement cost risk (cost to replace the contract at current market rates should the counterparty default prior to the settlement date). There is no off-balance sheet exposure to credit risk that would result in an immediate accounting loss (settlement risk) associated with counterparty nonperformance on interest rate swap agreements. Interest rate swap agreements are subject to replacement cost risk, which equals the cost to replace those contracts in a net gain position should a counterparty default. These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. At December 31, 2002, the aggregate credit exposure for these instruments was $170,472.

At December 31, 2002 and 2001, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2002	2001
Derivative securities:
Interest rate and currency swaps:
Receive fixed—pay floating	$3,907,327	$2,235,687
Receive floating—pay fixed	3,770,710	2,283,912
Receive floating (uncapped)—pay floating (capped)	3,262,219	1,808,116
Receive floating (LIBOR)—pay floating (S&P)	45,000	45,000
Interest rate cap agreements	33,904	541,172

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2002	2001	2000
Direct premiums	$9,070,709	$4,855,609	$3,205,023
Reinsurance assumed	249,010	261,194	1,177,833
Reinsurance ceded	(351,476)	(292,628)	(124,905)

Net premiums earned	$8,968,243	$4,824,175	$4,257,951

The Company received reinsurance recoveries in the amount of $122,531, $135,889, and $123,039 during 2002, 2001, and 2000, respectively. At December 31, 2002 and 2001, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,238 and $5,419, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $1,468,069 and $1,447,904, respectively.

At December 31, 2002, amounts recoverable from unauthorized reinsurers of $4,315 (2001 – $5,747) and reserve credits for reinsurance ceded of $142,819 (2001 – $115,987) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $51,333 at December 31, 2002, that can be drawn on for amounts that remain unpaid for more than 120 days.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $13,402 and the reserve credit taken of $64,235 was credited directly to unassigned surplus on a net of tax basis. During 2002, $3,304 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $80,000.

Additionally, in 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $4,249 was credited directly to unassigned surplus. During 2002, $816 of the initial gain was amortized into earnings, with a corresponding charge to unassigned surplus.

7. Income Taxes

The main components of net deferred income taxes:

	December 31
	2002	2001
Deferred income tax assets:
Guaranty funds	$5,445	$6,362
Non-admitted assets	6,401	1,711
Loss carryforwards	23,244	—
Deferred acquisition costs	136,324	105,210
Reserves	69,185	32,767
Unrealized capital losses	78,471	61,483
Other	7,196	7,609

Total deferred income tax assets	326,266	215,142

Deferred income tax assets—nonadmitted	181,489	149,413

Deferred income tax liabilities:
Partnerships	721	1,335
Real estate	1,217	1,222
Unrealized capital gains	29,544	29,184
Other	1,835	27

Total deferred income tax liabilities	$33,317	$31,768

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets—nonadmitted are as follows:

	Year Ended December 31
	2002	2001

Change in net deferred income tax asset	$109,574	$64,840

Change in deferred income tax assets—nonadmitted	32,076	50,003

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

	Year ended December 31
	2002	2001	2000
Income tax computed at federal statutory rate (35%)	$265	$6,515	$39,049
Deferred acquisition costs—tax basis	30,953	22,560	24,629
Depreciation	(148)	104	(207)
Dividends received deduction	(2,413)	(2,228)	(1,802)
IMR amortization	(506)	(1,226)	(1,353)
Investment income items	(4,934)	(4,937)	(3,866)
Low income housing credits	(6,051)	(5,725)	(4,328)
Prior year under (over) accrual	740	(918)	(3,947)
Reinsurance transactions	(1,442)	13,051	—
Tax reserve adjustment	4,675	2,705	2,569
Other	(1,750)	(1,752)	507

Federal income tax expense	$19,389	$28,149	$51,251

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined in the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

Capital loss carryforwards of $64,412 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements for income deferred in the PSA ($20,387 at December 31, 2002). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $7,135.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

	December 31
	2002		2001
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$1,684,200	6%	$567,505	3%
Subject to discretionary withdrawal at book value less surrender charge	7,425,333	28	4,359,812	25
Subject to discretionary withdrawal at market value	5,926,569	22	3,869,101	22
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	4,281,342	16	3,845,030	22
Not subject to discretionary withdrawal provision	7,278,306	28	5,061,818	28

	26,595,750	100%	17,703,266	100%

Less reinsurance ceded	1,378,208		1,411,628

Total policy reserves on annuities and deposit-type liabilities	$25,217,542		$16,291,638

Included in the liability for deposit-type contracts at December 31, 2002 and 2001 are approximately $5,141,000 and $3,405,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2002, the contractual maturities were 2003—$770,000; 2004—$150,000; 2005—$780,000; 2006 $1,140,000; 2007—$1,370,000 and thereafter—$931,000.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001, and 2000 is as follows:

	Guaranteed Separate Account	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2002	$175,000	$2,958,899	$3,133,899

Reserves for separate accounts with assets at:
Fair value	$—	$6,953,417	$6,953,417
Amortized cost	369,996	—	369,996

Total	$369,996	$6,953,417	$7,323,413

Premiums, deposits, and other considerations for the year ended December 31, 2001	$59,498	$1,221,739	$1,281,237

Reserves for separate accounts with assets at:
Fair value	$—	$4,574,436	$4,574,436
Amortized cost	175,950	—	175,950

Total	$175,950	$4,574,436	$4,750,386

Premiums, deposits, and other considerations for the year ended December 31, 2000	$100,000	$743,550	$843,550

Reserves for separate accounts with assets at:
Fair value	$—	$4,273,977	$4,273,977
Amortized cost	106,754	—	106,754

Total	$106,754	$4,273,977	$4,380,731

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2002	2001	2000
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,133,334	$1,281,237	$843,530
Transfers from separate accounts	402,618	(456,777)	(325,645)

Net transfers to separate accounts	3,535,952	824,460	517,885

Miscellaneous reconciling adjustments	4,566	(838)	(2,560)

Transfers as reported in the summary of operations of the life, accident and health annual statement	$3,540,518	$823,622	$515,325

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
Guaranteed minimum income benefit	$4,684,220	$79,728	$—
Guaranteed premium accumulation fund	21,052	2,892	—

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2002
Life and annuity:
Ordinary direct first year business	$3,909	$2,741	$1,168
Ordinary direct renewal business	18,510	5,270	13,240
Group life direct business	216	105	111

Total life and annuity	22,635	8,116	14,519
Accident and health:
Direct	101	—	101

Total accident and health	101	—	101

	$22,736	$8,116	$14,620

December 31, 2001
Life and annuity:
Ordinary direct first year business	$2,646	$1,788	$858
Ordinary direct renewal business	18,679	5,914	12,765
Group life direct business	245	116	129

Total life and annuity	21,570	7,818	13,752
Accident and health:
Direct	108	—	108

Total accident and health	108	—	108

	$21,678	$7,818	$13,860

At December 31, 2002 and 2001, the Company had insurance in force aggregating $121,707 and $65,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $3,813 and $2,139 to cover these deficiencies at December 31, 2002 and 2001, respectively.

During 2002, the Company converted to a new reserve valuation system for fixed deferred annuities and variable annuities. The new valuation system, which provides for more precise calculations, caused general account reserves to increase by $18,990 and separate account reserves to increase by $914. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2002 Statement of Changes in Capital and Surplus.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities, is $150,679.

The Company paid dividends to its parent of $3,000 in 2001.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on expense in accordance with Statement of Financial Accounting Standards No. 87 as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $784, $665, and $457 for the years ended December 31, 2002, 2001, and 2000, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

10. Retirement and Compensation Plans (continued)

plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $353, $314, and $310 for the years ended December 31, 2002, 2001, and 2000, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2002, 2001, and 2000 was negligible. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $95, $94, and $41 for the years ended December 31, 2002, 2001, and 2000, respectively.

11. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $57,691, $33,505, and $21,115, respectively, for these services, which approximates their costs to the affiliates.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

11. Related Party Transactions (continued)

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $2,292, $1,966, and $1,234, respectively, to affiliates.

During 2002 and 2001, the Company received capital contributions of $200,000 and $280,000, respectively, in cash from its parent. Also during 2002, the Company has accrued capital contributions of $200,000. In addition, in 2002, the Company received a surplus note of $575,000.

At December 31, 2002, the Company has net short-term notes receivable from an affiliate of $183,000. At December 31, 2001, the Company had net short-term notes receivable of $140,000. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $218,024 and $209,491 at December 31, 2002 and 2001, respectively.

12. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to defined benefit plan sponsors totaling $1,180,932 and $607,317 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees to provide benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

Transamerica Life Insurance Company

Notes to Financial Statements—Statutory Basis (continued)

(Dollars in Thousands, Except per Share Amounts)

12. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $1,251,633 and $1,249,984, respectively, in conjunction with these transactions.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $1,319,849 and $496,277, respectively.

The Company has contingent commitments for $151,470 at December 31, 2002 for joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $15,557 and $18,200 and an offsetting premium tax benefit of $7,236 and $7,316 at December 31, 2002 and 2001, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(2,425), $(1,943), and $1,134 for the years ended December 31, 2002, 2001, and 2000, respectively.

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2002

SCHEDULE I

Type of Investment	Cost(1)	Market Value	Amount at Which Shown in the Balance Sheet

Fixed maturities
Bonds:
United States Government and government agencies and authorities	$964,033	$972,180	$964,033
States, municipalities and political subdivisions	1,263,086	1,282,169	1,263,086
Foreign governments	434,322	463,003	434,322
Public utilities	1,005,793	1,011,627	1,005,793
All other corporate bonds	15,111,509	15,443,155	15,111,509
Redeemable preferred stocks	94,353	92,279	94,353

Total fixed maturities	18,873,096	19,264,413	18,873,096

Equity securities
Common stocks:
Banks, trust and insurance	45,000	45,000	45,000
Industrial, miscellaneous and all other	59,470	58,197	58,197

Total equity securities	104,470	103,197	103,197

Mortgage loans on real estate	2,661,200		2,661,200
Real estate	46,553		46,553
Policy loans	59,664		59,664
Other long-term investments	517,285		517,285
Cash and short-term investments	614,687		614,687

Total investments	$22,876,955		$22,875,682

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2002
Individual life	$2,436,834	$—	$17,216	$516,751	$150,633	$309,835	$359,370
Individual health	310,926	10,881	12,570	98,628	17,831	103,672	30,235	$98,530
Group life and health	139,299	6,481	17,384	47,955	9,497	58,103	19,544	73,575
Annuity	11,786,084	—	—	8,304,909	913,616	5,679,462	3,793,852

	$14,673,143	$17,362	$47,170	$8,968,243	$1,091,577	$6,151,072	$4,203,001

Year ended December 31, 2001
Individual life	$2,249,755	$—	$13,452	$553,951	$146,877	$211,100	$658,786
Individual health	241,856	10,971	11,019	97,541	21,406	90,991	40,757	$97,144
Group life and health	125,564	7,387	17,292	53,778	12,054	61,171	24,416	52,600
Annuity	7,402,612	—	—	4,118,905	645,616	4,265,462	502,936

	$10,019,787	$18,358	$41,763	$4,824,175	$825,953	$4,628,724	$1,226,895

Year ended December 31, 2000
Individual life	$2,107,973	$—	$9,993	$881,370	$132,477	$649,924	$476,394
Individual health	179,488	10,825	11,585	88,222	14,132	71,399	39,427	$88,000
Group life and health	109,570	7,014	20,816	64,955	11,008	45,383	33,422	63,474
Annuity	4,577,664	—	—	3,223,404	369,696	3,203,819	247,182

	$6,974,695	$17,839	$42,394	$4,257,951	$527,313	$3,970,525	$796,425

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Life Insurance Company

(Formerly PFL Life Insurance Company)

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2002
Life insurance in force	$13,710,176	$2,010,948	$99,989	$11,799,217	1%

Premiums:
Individual life	$567,557	$54,771	$3,965	$516,751	1%
Individual health	98,530	1,054	1,152	98,628	1%
Group life and health	73,575	50,977	25,357	47,955	53%
Annuity	8,331,047	244,674	218,536	8,304,909	3%

	$9,070,709	$351,476	$249,010	$8,968,243	3%

Year ended December 31, 2001
Life insurance in force	$12,213,483	$1,679,015	$100,311	$10,634,779	1%

Premiums:
Individual life	$547,754	$(2,497)	$3,700	$553,951	1%
Individual health	98,925	2,167	783	97,541	1
Group life and health	127,085	85,018	11,711	53,778	22
Annuity	4,081,845	207,940	245,000	4,118,905	6

	$4,855,609	$292,628	$261,194	$4,824,175	5%

Year ended December 31, 2000
Life insurance in force	$9,477,758	$1,088,937	$70,808	$8,459,629	1%

Premiums:
Individual life	$882,584	$4,575	$3,361	$881,370	1%
Individual health	92,426	4,204	—	88,222	—
Group life and health	173,505	108,550	—	64,955	—
Annuity	2,056,508	7,576	1,174,472	3,223,404	36

	$3,205,023	$124,905	$1,177,833	$4,257,951	28%

PART C—OTHER INFORMATION

Item 27.    Exhibits

(a)	Resolution of the Board of Directors of Transamerica establishing the separate account
(b)	Not Applicable
(c)	Distribution of Policies
(i)	Form of Broker-Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker-Dealer (3)
(ii)	Form of Principal Underwriting Agreement (2)
(d)	Specimen Flexible Premium Variable Life Insurance Policy (4)
(e)	Application for Flexible Premium Variable Life Insurance Policy (4)
(f)	(i) Certificate of Incorporation of Transamerica (5)
(iii)	By-Laws of Transamerica (5)
(g)	Not applicable
(h)	Participation Agreements:
(i)	Among MFS Variable Insurance Trust and Transamerica and Massachusetts Financial Services Company (1)
(ii)	Among AIM Variable Insurance Funds, Inc., Transamerica and AFSG Securities Corporation (3)
(iii)	Among Transamerica and Dreyfus Variable Investment Fund (6)
(iv)	Amendment to Participation Agreement Among Transamerica and Dreyfus Variable Investment Fund (1)
(v)	Amendment to Participation Agreement Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (1)
(vi)	Among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica (3)
(vii)	Among WRL Series Fund, Inc. and Transamerica and AUSA Life Insurance Company, Inc. and amendments thereto (7)
(viii)	Amendments dated November 27, 1998 to Participation Agreements for: MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; Transamerica and Dreyfus Variable Investment Fund; Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Transamerica; AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; and WRL Series Fund, Inc., Transamerica, and AUSA Life Insurance Company, Inc. (8)
(ix)	Amendments dated August 1, 1999 to Participation Agreements for: AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Transamerica and AFSG Securities Corporation; MFS Variable Insurance Trust, Massachusetts Financial Services Company and Transamerica; and WRL Series Fund, Inc., Transamerica and AUSA Life Insurance Company, Inc. (2)
(x)	Among Variable Insurance Products Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation and Transamerica, and Addendums thereto (9)
(xi)	Among Variable Insurance Products Fund III, Fidelity Distributors Corporation, and Transamerica (10)
(xii)	Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and Transamerica (11)
(xiii)	Amendments dated April 2000 to Participation Agreements for: Variable Insurance Products Funds, Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica; and Variable Insurance Products Fund III, Fidelity Distributors, Inc. and Transamerica (11)
(xiv)	Amendment No. 13 dated April 17, 2000 to the Participation Agreement among WRL Series Fund, Inc., Transamerica, AUSA Life Insurance Company, Inc. and Peoples Benefit Life Insurance Company (11)
(i)	Not Applicable
(j)	Not Applicable
(k)	Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered

(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered
(m)	Not Applicable
(n)	Other Opinions:
(i)	Written Consent of Sutherland Asbill & Brennan LLP
(ii)	Written Consent of Ernst & Young LLP
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing issuance, transfer and redemption procedures (2)
(r)	Powers of Attorney
(i)	Craig D. Vermie (12)
Brenda	K. Clancy (12)
Larry	N. Norman (12)
(ii)	Christopher H. Garrett
Arthur	C. Schneider
Robert	J. Kontz

(1)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1998 (File No. 333-68087) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated December 29, 1999 (File No. 333-86231) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 Registration Statement dated April 30, 1998 (File No. 333-07509) and is incorporated herein by reference.
(4)	This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated August 31, 1999 (File No. 333-86231) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form N-3 dated February 27, 1998 (File No. 333-36297) and is incorporated herein by reference.
(6)	This exhibit was previously filed on the Initial Registration Statement to Form N-4 Registration Statement dated April 30, 1997 (File No. 333-26209) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1998 (File No. 333-26209) and is incorporated herein by reference.
(8)	This exhibit was previously filed on the Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated June 8, 1999 (File No. 333-68087) and is incorporated herein by reference.
(9)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated December 6, 1996 (File No. 333-07509) and is incorporated herein by reference.
(10)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 Registration Statement dated April 29, 1997 (File No. 333-07509) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 28, 2000 (File No. 333-86231) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated February 14, 2003 (File No. 333-86231) and is incorporated herein by reference.

Item 28.    Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Patrick S. Baird	(1)	Director, Chief Operating Officer and Senior Vice President
Craig D. Vermie	(1)	Director, Secretary and Vice President
Larry S. Norman	(1)	Director and President
Douglas C. Kolsrud	(1)	Director and Senior Vice President
Brenda Clancy	(2)	Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001

Item 29.    Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON N.V.	Netherlands	32.47% of Vereniging AEGON Netherlands Membership Association	Holding Company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Derivatives B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

The AEGON Trust Voting Trust Trustees: Donald J. Shepard Joseph B.M. Streppel Dennis Hersch	Delaware		Voting Trust

AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

JCPenney Financial & Marketing Services Group Ltd	Korea	100% AEGON DMS Holding B.V.	Marketing

JCPenney Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing

Canadian Premier Holdings Ltd	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd	Holding company

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance

Cornerstone International Holdings Ltd	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing Ltd	United Kingdom	100% Cornerstone International Holding Ltd.	Marketing company

Stonebridge International Insurance Ltd	United Kingdom	100% Cornerstone International Holdings, Ltd.	Insurance company

JCPenney Direct Asia Pacific Pty Ltd	Australia	100% AEGON DMS Holding B.V.	Holding company

JCPenney Direct Service Asia Pacific Pty Ltd	Australia	100% JCPenney Direct Asia Pacific Pty Ltd	Operations company

JCPenney Insurance Marketing Asia Pacific Pty Ltd	Australia	100% JCPenney Direct Asia Pacific Pty Ltd	Marketing company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company

AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company

Transamerica Corporation and subsidiaries (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance

AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation; AEGON U.S. Corporation	Holding company

RCC North America, LLC	Delaware	100% AEGON USA, Inc.	Real estate

Transamerica Holding Company, LLC	Delaware	100% AEGON USA, Inc.	Holding Company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates

First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company LLC	Insurance holding company

Transamerica Financial Life Insurance Company	New York	100% First AUSA Life Insurance Company	Insurance

Life Investors Insurance Company of America	Iowa	100% First AUSA Life Ins. Company	Insurance

Apple Partners of Iowa LLC	Iowa	58.13% Monumental Life Insurance Company; 41.87 Peoples Benefit Life Insurance Company	Apple production, packing, storage and sales

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Transamerica Life Insurance Company	Iowa	100% Transamerica Holding Company LLC	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance

Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Company	Insurance

Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Company	Insurance

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WRL Insurance Agency of Alabama, Inc.	Alabama	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual Fund

AEGON/Transamerica Fund Advisors, Inc.	Florida	77% Western Reserve Life Assurance Co. of Ohio; 23% AUSA Holding Company	Registered investment adviser

AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Company	Shareholder services

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

WFG Property & Casualty Insurance Agency of Wyoming, Inc.	Wyoming	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Company	Insurance

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Company	General agency

Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Company	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins Company	Insurance agency

Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance

AUSA Holding Company	Maryland	100% Transamerica Holding Company, L.L.C.	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Company	Investment Adviser

AEGON USA Securities, Inc.	Iowa	100% Transamerica Holding Company, L.L.C.	Broker-Dealer

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Company.	Holding company

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

ORBA Insurance Services, Inc.	California	40.15% Money Services, Inc.	Insurance agency

Great Companies L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

AEGON USA Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and Conference Services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C.	California	33-1/3% AUSA Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Corporation LLC	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

Commonwealth General Corporation and subsidiaries	Delaware	100% AEGON U.S. Corporation	Holding company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company LLC	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Item 30.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Transamerica pursuant to the foregoing provisions or otherwise, Transamerica has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Transamerica of expenses incurred or paid by a director, officer or controlling person of Transamerica in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Transamerica will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Principal Underwriter

(a)	AFSG Securities Corporation (“AFSG”) is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account and TFLIC Series Annuity Account B of Transamerica Financial Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.

(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter

Larry N. Norman	(1)	Director and President

Anne M. Spaes	(1)	Director and Vice President

Lisa A. Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

John K. Carter	(2)	Vice President

William G. Cummings	(2)	Vice President

Thomas R. Moriarty	(2)	Vice President

Christopher G. Roetzer	(2)	Vice President

Michael V. Williams	(2)	Vice President

Frank A. Camp	(1)	Secretary

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary

Thomas E. Pierpan	(2)	Assistant Vice President and Assistant Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Teresa L. Stolba(1)		Assistant Compliance Officer

Emily Bates	(3)	Assistant Treasurer

Clifton W. Flenniken	(4)	Assistant Treasurer

(1)	4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	400 West Market Street, Louisville, Kentucky 40202
(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions		Commissions
AFSG Securities Corporation	0	0	$5,147	(1)	0
	0	0	$23,492	(2)	0
	0	0	$18,799	(3)	0
(1)	fiscal year 2002
(2)	fiscal year 2001
(3)	fiscal year 2000

Item 32.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at 4333 Edgewood Road, NE., Cedar Rapids, Iowa 52499, 4001 44th Avenue, SW, Cedar Rapids, Iowa 52404 and 400 West Market Street, Louisville, Kentucky 40202.

Item 33.    Management Services

Not Applicable

Item 34.    Undertakings

Transamerica hereby represents that the fees and charges deducted under the Legacy Builder Plus and Inheritance Builder Plus Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 21st day of April, 2003.

SEPARATE ACCOUNT VUL-A
(Registrant)

By:	/s/ LARRY N. NORMAN */
Larry N. Norman, Director, Principal Executive Officer and President of Transamerica Life Insurance Company

TRANSAMERICA LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ LARRY N. NORMAN */
Larry N. Norman, Director, Principal Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Christopher H. Garrett Christopher H. Garrett */	Director	April 21, 2003

/s/ Craig D. Vermie Craig D. Vermie */	Director	April 21, 2003

/s/ Brenda K. Clancy Brenda K. Clancy */	Director, Vice President, Treasurer and Chief Financial Officer	April 21, 2003

/s/ Larry N. Norman Larry N. Norman */	Director, Principal Executive Officer and President	April 21, 2003

/s/ Arthur C. Schneider Arthur C. Schneider */	Director	April 21, 2003

/s/ Robert J. Kontz Robert J. Kontz */	Vice President and Corporate Controller	April 21, 2003

*/ /s/ Priscilla I. Hechler Signed by Priscilla I. Hechler As Attorney in Fact

Exhibit Index

Exhibit No.		Description of Exhibit

27	(a)	Resolution of the Board of Directors of Transamerica establishing the separate account

27	(k)	Opinion and Consent of Thomas E. Pierpan,, Esq. as to the Legality of the Securities Being Registered

27	(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered

27	(n)(i)	Consent of Sutherland Asbill & Brennan LLP

27	(n)(ii)	Consent of Ernst & Young LLP

27	(r)	Powers of Attorney:

Christopher H. Garrett

Arthur C. Schneider

Robert J. Kontz